Prospectus
TICKER SYMBOL BY CLASS
FUND	A	C	C1	I	R6	T
Virtus Alternatives Diversifier Fund	PDPAX	PDPCX		VADIX		VTADX
Virtus Duff & Phelps Global Infrastructure Fund	PGUAX	PGUCX		PGIUX		VTGUX
Virtus Duff & Phelps Global Real Estate Securities Fund	VGSAX	VGSCX		VGISX	VRGEX	VTGRX
Virtus Duff & Phelps International Equity Fund	VIEAX	VIECX		VIIEX		VIETX
Virtus Duff & Phelps International Real Estate Securities Fund	PXRAX	PXRCX		PXRIX		VXIRX
Virtus Duff & Phelps Real Estate Securities Fund	PHRAX	PHRCX		PHRIX	VRREX	VXREX
Virtus Equity Trend Fund	VAPAX	VAPCX		VAPIX	VRPAX	VETTX
Virtus Global Equity Trend Fund	VGPAX	VGPCX		VGPIX		VTGEX
Virtus Herzfeld Fund	VHFAX	VHFCX		VHFIX		VHFTX
Virtus Horizon International Wealth Masters Fund	VIWAX	VIWCX		VWIIX		VIWTX
Virtus Horizon Wealth Masters Fund	VWMAX	VWMCX		VWMIX		VWMTX
Virtus KAR Emerging Markets Small-Cap Fund	VAESX	VCESX		VIESX		VTESX
Virtus KAR International Small-Cap Fund	VISAX	VCISX		VIISX	VRISX	VXISX
Virtus Multi-Asset Trend Fund	VAAAX	VAACX		VAISX		VTMTX
Virtus Newfleet Bond Fund	SAVAX	SAVCX		SAVYX	VBFRX	VBFTX
Virtus Newfleet CA Tax-Exempt Bond Fund	CTESX			CTXEX		VTCBX
Virtus Newfleet High Yield Fund	PHCHX	PGHCX		PHCIX	VRHYX	VTHYX
Virtus Newfleet Low Duration Income Fund	HIMZX	PCMZX		HIBIX		VLDTX
Virtus Newfleet Multi-Sector Intermediate Bond Fund	NAMFX	NCMFX		VMFIX	VMFRX	VMFTX
Virtus Newfleet Multi-Sector Short Term Bond Fund	NARAX	PSTCX	PMSTX	PIMSX	VMSSX	VSSTX
Virtus Newfleet Senior Floating Rate Fund	PSFRX	PFSRX		PSFIX	VRSFX	VTFRX
Virtus Newfleet Tax-Exempt Bond Fund	HXBZX	PXCZX		HXBIX		VTBTX
Virtus Rampart Low Volatility Equity Fund	VLVAX	VLVCX		VLVIX		VTLVX
Virtus Sector Trend Fund	PWBAX	PWBCX		VARIX		VXTSX
Virtus Vontobel Emerging Markets Opportunities Fund	HEMZX	PICEX		HIEMX	VREMX	VTEOX
Virtus Vontobel Foreign Opportunities Fund	JVIAX	JVICX		JVXIX	VFOPX	VTFOX
Virtus Vontobel Global Opportunities Fund	NWWOX	WWOCX		WWOIX		WWOTX
Virtus Vontobel Greater European Opportunities Fund	VGEAX	VGECX		VGEIX		VEGTX
TRUST NAME	April 10, 2017, as supplemented May 8, 2017
VIRTUS OPPORTUNITIES TRUST

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus mutual funds. Please read it carefully and retain it for future reference.	Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Mutual Funds

Throughout this prospectus, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, are sometimes collectively referred to as the “Trend Funds.”

Virtus Alternatives Diversifier Fund

Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.00%	0.00%	0.00%		0.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.48%	0.48%	0.48%		0.48	%(b)
Acquired Fund Fees and Expenses	0.92%	0.92%	0.92%		0.92%
Total Annual Fund Operating Expenses(c)	1.65%	2.40%	1.40%		1.65%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$733	$1,065	$1,420	$2,417
Class C	Sold	$343	$748	$1,280	$2,736
	Held	$243	$748	$1,280	$2,736
Class I	Sold or Held	$143	$443	$766	$1,680
Class T	Sold or Held	$414	$757	$1,125	$2,156
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.
Virtus Alternatives Diversifier Fund1

Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated and unaffiliated mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including managed futures, global real estate, global infrastructure, natural resources, commodities, currencies, and floating rate securities. Among the underlying funds in which the fund invests are equity funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers, which includes emerging markets issuers. Under normal circumstances, the fund will generally invest in affiliated mutual funds where available to represent the desired asset classes, and unaffiliated mutual funds and/or ETFs to represent the desired asset classes for which affiliated mutual funds are unavailable or deemed not to be appropriate for the fund. The fund is non-diversified under federal securities laws.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Affiliated Fund Risk.  The risk that the adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>
Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

The principal risks attributable to the underlying funds in which the fund invests are:
>
Commodity and Commodity-linked Instruments Risk.  The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

2Virtus Alternatives Diversifier Fund

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.

>
Infrastructure-Related Investment Risk.  The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Master Limited Partnership (MLP) Risk.  The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP's parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.

>
Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

>
Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>
Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Virtus Alternatives Diversifier Fund3

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	12.30%	Worst Quarter:	Q4/2008:	-21.63%	Year to Date (3/31/17):	0.83%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	3.97%	1.16%	0.50%	—
Return After Taxes on Distributions	3.80%	0.90%	0.21%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.43%	0.93%	0.40%	—
Class C
Return Before Taxes	9.53%	1.59%	0.34%	—
Class I
Return Before Taxes	10.62%	2.63%	—	3.89%
Alternatives Diversifier Composite Benchmark (reflects no deduction for fees, expenses or taxes)	10.04%	2.38%	1.68%	3.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	13.68%
The Alternatives Diversifier Composite consists of Diversified Trends Index (15%) (prior to 3/1/12, the HFRX Equity Market Neutral Index was used (20%)), FTSE EPRA NAREIT Developed Rental Index-net (20%) (prior to 6/1/15, the UBS Global Investors Index was used (20%), MSCI World Infrastructure Sector Capped Index (15%)(prior to 9/1/08, a mix of MSCI US Utilities Index (65%), MSCI World Telecom Services Index (20%) and MSCI World ex US Utilities Index (15%) was used), S&P North American Natural Resources Sector Index (10%), Deutsche Bank Liquid Commodity Index (15%), Deutsche Bank G10 Currency Harvest Index (15%)(prior to 3/1/12, the Deutsche Bank G10 Currency Harvest Index (10%) was used) and Credit Suisse Leveraged Loan Index (10%). The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for
4Virtus Alternatives Diversifier Fund

other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
Portfolio Management
>
Warun Kumar,  Senior Managing Director and Portfolio Manager at VIA, is manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since September 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Alternatives Diversifier Fund5

Virtus Duff  & Phelps Global Infrastructure Fund

Investment Objective
The fund has investment objectives of both capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.65%	0.65%	0.65%		0.65%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.42%	0.42%	0.42%		0.42	%(b)
Total Annual Fund Operating Expenses	1.32%	2.07%	1.07%		1.32%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$702	$969	$1,257	$2,074
Class C	Sold	$310	$649	$1,114	$2,400
	Held	$210	$649	$1,114	$2,400
Class I	Sold or Held	$109	$340	$590	$1,306
Class T	Sold or Held	$381	$658	$955	$1,800
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
6Virtus Duff  & Phelps Global Infrastructure Fund

Investments, Risks and Performance
Principal Investment Strategies
The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and be defensive in nature.
Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting infrastructure companies will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

>
Infrastructure-Related Investment Risk.  The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.

Virtus Duff  & Phelps Global Infrastructure Fund7

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2010:	16.39%	Worst Quarter:	Q3/2008:	-16.55%	Year to Date (3/31/17):	7.95%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)
Class A
Return Before Taxes	4.98%	5.93%	4.48%	—
Return After Taxes on Distributions	3.41%	4.71%	3.79%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.41%	4.58%	3.77%	—
Class C
Return Before Taxes	10.60%	6.39%	4.33%	—
Class I
Return Before Taxes	11.66%	7.47%	—	4.45%
The FTSE Developed Core Infrastructure 50/50 Index (net)	10.63%	8.84%	—	—
MSCI World Infrastructure Sector Capped Index (net)	11.83%	6.62%	3.66%	2.70%
Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)	11.06%	6.47%	3.90%	2.84%
8Virtus Duff  & Phelps Global Infrastructure Fund

The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping of 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The MSCI World Infrastructure Sector Capped Index (net) is a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation, and social infrastructure sectors. The telecommunication infrastructure and utilities sectors each represent one-third of the index weight, while energy, transportation and social infrastructure sectors have a combined weight of the remaining one-third of the index. The FTSE Developed Core Infrastructure 50/50 Index (net) and the MSCI World Infrastructure Sector Capped Index (net) are each calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.
Beginning October 1, 2016, the Global Infrastructure Linked Benchmark consists of the FTSE 50/50. For the period September 1, 2008 through September 30, 2016, performance of the Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008, performance of the Global Infrastructure Linked Benchmark represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA.
Portfolio Management
>
Connie M. Luecke, CFA,  a Senior Managing Director of Duff  & Phelps, is a manager of the fund. Ms. Luecke has served as a Portfolio Manager of the fund since inception in 2004.

>
Randle L. Smith, CFA,   a Senior Managing Director of Duff  & Phelps, is a manager of the fund. Mr. Smith has served as a Portfolio Manager of the fund since inception in 2004.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Virtus Duff  & Phelps Global Infrastructure Fund9

Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
10Virtus Duff  & Phelps Global Infrastructure Fund

Virtus Duff  & Phelps Global Real Estate Securities Fund

Investment Objective
The fund has a primary investment objective of long-term capital appreciation with a secondary investment objective of income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.43%	0.43%	0.43%		0.32	%(b)	0.43	%(b)
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%		1.17%		1.53%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.13)%	(0.13)%	(0.13)%		(0.13)%		(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.40%	2.15%	1.15%		1.04%		1.40%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 1.04% for Class R6 Shares and 1.40% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Duff  & Phelps Global Real Estate Securities Fund11

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,019	$1,350	$2,283
Class C	Sold	$318	$700	$1,208	$2,605
	Held	$218	$700	$1,208	$2,605
Class I	Sold or Held	$117	$393	$690	$1,534
Class R6	Sold or Held	$106	$359	$631	$1,409
Class T	Sold or Held	$389	$709	$1,051	$2,017
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (“REITs”).
Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers, unless market conditions outside of the U.S. are deemed less favorable by the portfolio manager, in which case the fund would invest at least 30% of its assets in securities of non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

12Virtus Duff  & Phelps Global Real Estate Securities Fund

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2010:	17.81%	Worst Quarter:	Q3/2011:	-16.90%	Year to Date (3/31/17):	1.37%
Virtus Duff  & Phelps Global Real Estate Securities Fund13

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Year	Since Inception (3/2/09)	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	4.21%	10.35%	19.15%	—
Return After Taxes on Distributions	3.20%	9.29%	17.39%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	7.81%	15.35%	—
Class A
Return Before Taxes	-2.06%	8.77%	17.94%	—
Class C
Return Before Taxes	3.18%	9.25%	17.96%	—
Class R6
Return Before Taxes	—	—	—	3.59%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)	4.74%	9.83%	2.02%	3.73%
The FTSE EPRA/NAREIT Developed Rental Index is a free-float market capitalization index measuring global real estate securities, which meet minimum size, liquidity and investment focus criteria. The index is a sub-set of the FTSE EPRA/NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental Indices. A company is classified as Rental if the rental revenue from properties is greater than or equal to 70% of total revenue. The classification is based on revenue sources as disclosed in the latest published financial statement. The FTSE EPRA/NAREIT Index (net) is calculated on a total-return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA.
Portfolio Management
>
Geoffrey P. Dybas, CFA,  Senior Managing Director, Global Real Estate Securities team head and Senior Portfolio Manager at Duff  & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since inception in March 2009.

>
Frank J. Haggerty, Jr., CFA,  Senior Managing Director, Portfolio Manager and Senior Real Estate Securities Analyst at Duff  & Phelps, is a manager of the fund. Mr. Haggerty has served as a Portfolio Manager of the fund since inception in March 2009.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

14Virtus Duff  & Phelps Global Real Estate Securities Fund

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Duff  & Phelps Global Real Estate Securities Fund15

Virtus Duff  & Phelps International Equity Fund

Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	1.93%	1.93%	1.93%		1.93	%(b)
Total Annual Fund Operating Expenses	3.03%	3.78%	2.78%		3.03%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.53)%	(1.53)%	(1.53)%		(1.53)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.50%	2.25%	1.25%		1.50%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.25% for Class I Shares and 1.50% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,322	$1,949	$3,627
Class C	Sold	$328	$1,014	$1,820	$3,922
	Held	$228	$1,014	$1,820	$3,922
Class I	Sold or Held	$127	$717	$1,333	$2,998
Class T	Sold or Held	$399	$1,022	$1,671	$3,407
16Virtus Duff  & Phelps International Equity Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside of the United States. The fund invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The fund may use derivatives to hedge against foreign currency exchange rates.
The fund seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. In evaluating securities for inclusion in the fund, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the sub-adviser takes into account, among other things; monetary policy, political factors, economic growth, and valuation.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

Virtus Duff  & Phelps International Equity Fund17

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2012:	7.53%	Worst Quarter:	Q3/2011:	-13.50%	Year to Date (3/31/17):	3.49%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (9/16/10)
Class I
Return Before Taxes	-1.80%	4.52%	4.28%
Return After Taxes on Distributions	-1.85%	3.36%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	-0.55%	3.48%	3.40%
Class A
Return Before Taxes	-7.73%	3.06%	3.11%
Class C
Return Before Taxes	-2.83%	3.48%	3.24%
MSCI EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	1.00%	6.53%	4.48%
The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may
18Virtus Duff  & Phelps International Equity Fund

be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Duff  & Phelps Investment Management Co. (“Duff  & Phelps”) (since September 2016), an affiliate of VIA.
Portfolio Management
>
Frederick A. Brimberg,  Senior Managing Director and International Equity Portfolio Manager at Duff  & Phelps, is the manager of the fund. Mr. Brimberg has served as the Portfolio Manager of the fund since May 2013.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Duff  & Phelps International Equity Fund19

Virtus Duff  & Phelps International Real Estate Securities Fund

Investment Objective
The fund has a primary investment objective of long-term capital appreciation with a secondary investment objective of income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	1.00%	1.00%	1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.65%	0.65%	0.65%		0.65	%(b)
Total Annual Fund Operating Expenses	1.90%	2.65%	1.65%		1.90%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.40)%	(0.40)%	(0.40)%		(0.40)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.50%	2.25%	1.25%		1.50%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.25.% for Class I Shares and 1.50% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$719	$1,101	$1,507	$2,639
Class C	Sold	$328	$786	$1,369	$2,954
	Held	$228	$786	$1,369	$2,954
Class I	Sold or Held	$127	$481	$859	$1,921
Class T	Sold or Held	$399	$794	$1,215	$2,385
20Virtus Duff  & Phelps International Real Estate Securities Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund provides international exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (“REITs”).
Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

Virtus Duff  & Phelps International Real Estate Securities Fund21

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2009:	31.43%	Worst Quarter:	Q4/2008:	-30.77%	Year to Date (3/31/17):	3.25%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (10/1/07)
Class I
Return Before Taxes	0.51%	8.95%	0.86%
Return After Taxes on Distributions	-1.90%	7.29%	-0.66%
Return After Taxes on Distributions and Sale of Fund Shares	0.89%	6.67%	0.32%
Class A
Return Before Taxes	-5.34%	7.43%	-0.02%
Class C
Return Before Taxes	-0.34%	7.89%	-0.14%
FTSE EPRA/NAREIT Developed Rental ex-U.S. Index (net) (reflects no deduction for fees, expenses or taxes)	1.86%	8.40%	-0.15%
The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index is a free-float market capitalization-weighted index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. The FTSE EPRA/NAREIT Developed Rental ex-U.S. Index (net) is calculated on a total return basis with net dividends reinvested. The index is a sub-set of the FTSE EPRA/NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental Indices. A company is classified as Rental if the rental revenue from properties is greater than or equal to 70% of total revenue. The classification is based on revenue sources as disclosed in the latest published financial statement. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other
22Virtus Duff  & Phelps International Real Estate Securities Fund

classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA.
Portfolio Management
>
Geoffrey P. Dybas, CFA,  Senior Managing Director, Global Real Estate Securities team head and Senior Portfolio Manager at Duff  & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since inception in 2007.

>
Frank J. Haggerty, Jr., CFA,  Senior Managing Director, Portfolio Manager and Senior Real Estate Securities Analyst at Duff  & Phelps, is a manager of the fund. Mr. Haggerty has served as primary Portfolio Manager of the fund since inception in 2007.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Duff  & Phelps International Real Estate Securities Fund23

Virtus Duff  & Phelps Real Estate Securities Fund

Investment Objective
The fund has investment objectives of capital appreciation and income with approximately equal emphasis.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	0.74%	0.74%	0.74%		0.74%		0.74%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.39%	0.39%	0.39%		0.22%		0.39	%(b)
Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%		0.96%		1.38%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$707	$987	$1,287	$2,137
Class C	Sold	$316	$667	$1,144	$2,462
	Held	$216	$667	$1,144	$2,462
Class I	Sold or Held	$115	$359	$622	$1,375
Class R6	Sold or Held	$98	$306	$531	$1,178
Class T	Sold or Held	$387	$676	$986	$1,866
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.
24Virtus Duff  & Phelps Real Estate Securities Fund

Investments, Risks and Performance
Principal Investment Strategies
The fund offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis designed to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.
Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Virtus Duff  & Phelps Real Estate Securities Fund25

Calendar year total returns for Class I Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2009:	32.93%	Worst Quarter:	Q4/2008:	-38.68%	Year to Date (3/31/17):	0.51%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (11/12/14)
Class I
Return Before Taxes	6.94%	11.08%	4.90%	—
Return After Taxes on Distributions	1.81%	8.05%	3.07%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.10%	8.24%	3.42%	—
Class A
Return Before Taxes	0.53%	9.50%	4.02%	—
Class C
Return Before Taxes	5.92%	9.98%	3.86%	—
Class R6
Returns Before Taxes	7.13%	—	—	6.80%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)	8.52%	12.01%	5.08%	7.55%
The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA.
26Virtus Duff  & Phelps Real Estate Securities Fund

Portfolio Management
>
Geoffrey P. Dybas, CFA,  Senior Managing Director, Global Real Estate Securities team head and Senior Portfolio Manager at Duff  & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since 1998.

>
Frank J. Haggerty, Jr., CFA,  Senior Managing Director, Portfolio Manager and Senior Real Estate Securities Analyst at Duff  & Phelps, is a manager of the fund. Mr. Haggerty has served as a Portfolio Manager of the fund since 2007.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Duff  & Phelps Real Estate Securities Fund27

Virtus Equity Trend Fund

Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	1.00%	1.00%	1.00%		1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.33%	0.33%	0.33%		0.24%		0.33	%(b)
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses(c)	1.61%	2.36%	1.36%		1.27%		1.61%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$729	$1,054	$1,401	$2,376
Class C	Sold	$339	$736	$1,260	$2,696
	Held	$239	$736	$1,260	$2,696
Class I	Sold or Held	$138	$431	$745	$1,635
Class R6	Sold or Held	$129	$403	$697	$1,534
Class T	Sold or Held	$410	$745	$1,104	$2,113
28Virtus Equity Trend Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 229% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Quantitative Model Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

Virtus Equity Trend Fund29

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2013:	10.82%	Worst Quarter:	Q3/2011:	-9.37%	Year to Date (3/31/17):	5.46%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (7/1/10)	Class R6 Since Inception (11/12/14)
Class I
Return Before Taxes	-0.73%	5.78%	7.78%	—
Return After Taxes on Distributions	-0.73%	4.35%	6.62%	—
Return After Taxes on Distributions and Sale of Fund Shares	-0.41%	4.44%	6.14%	—
Class A
Return Before Taxes	-6.59%	4.29%	6.56%	—
Class C
Return Before Taxes	-1.50%	4.77%	6.75%	—
Class R6
Returns Before Taxes	-0.57%	—	—	-5.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	15.15%	6.76%
The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by
30Virtus Equity Trend Fund

non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
Portfolio Management
>
Michael Davis,  a Managing Director at VIA, is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.

>
Brendan R. Finneran,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since September 2016.

>
Robert F. Hofeman, Jr.,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since September 2016.

>
Warun Kumar,  Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Equity Trend Fund31

Virtus Global Equity Trend Fund

Investment Objective
The fund has an investment objective of capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.52%	0.52%	0.52%	0.52	%(b)
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses(c)	1.88%	2.63%	1.63%	1.88%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.86%	2.61%	1.61%	1.86%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares, 1.50% for Class I Shares and 1.75% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
32Virtus Global Equity Trend Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$753	$1,130	$1,531	$2,648
Class C	Sold	$364	$816	$1,393	$2,962
	Held	$264	$816	$1,393	$2,962
Class I	Sold or Held	$164	$512	$885	$1,931
Class T	Sold or Held	$434	$824	$1,239	$2,394
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 282% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, and/or cash equivalents (high-quality short-term securities). Allocations to each are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors, international equities, and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector and international equity component. The fund will allocate to those sub-sectors and international equities that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors and international equities of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets. The fund may invest in a basket of securities or ETFs to represent its positions.
Under normal circumstances, the fund intends to allocate 40% of its assets to ETFs and/or securities representative of non-U.S. markets. Through its investment in these ETFs and/or securities, the fund’s exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Virtus Global Equity Trend Fund33

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Quantitative Model Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2013:	7.28%	Worst Quarter:	Q3/2015:	-5.59%	Year to Date (3/31/17):	7.26%
34Virtus Global Equity Trend Fund

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (3/15/11)
Class I
Return Before Taxes	-0.71%	3.21%	2.21%
Return After Taxes on Distributions	-0.71%	2.56%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares	-0.40%	2.56%	1.78%
Class A
Return Before Taxes	-6.71%	1.74%	0.92%
Class C
Return Before Taxes	-1.77%	2.20%	1.21%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	7.86%	9.36%	6.78%
The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging global markets. The MSCI AC World Index (net) is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
Portfolio Management
>
Michael Davis,  a Managing Director at VIA, is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.

>
Brendan R. Finneran,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since September 2016.

>
Robert F. Hofeman, Jr.,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since September 2016.

>
Warun Kumar,  Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Virtus Global Equity Trend Fund35

In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
36Virtus Global Equity Trend Fund

Virtus Herzfeld Fund

Investment Objective
The fund has investment objectives of capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.48%	0.48%	0.48%	0.48	%(b)
Acquired Fund Fees and Expenses	1.08%	1.08%	1.08%	1.08%
Total Annual Fund Operating Expenses(c)	2.81%	3.56%	2.56%	2.81%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	2.68%	3.43%	2.43%	2.68%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares and 1.60% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Herzfeld Fund37

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$831	$1,384	$1,963	$3,524
Class C	Sold	$446	$1,079	$1,834	$3,819
	Held	$346	$1,079	$1,834	$3,819
Class I	Sold or Held	$246	$784	$1,349	$2,885
Class T	Sold or Held	$514	$1,087	$1,686	$3,300
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The overall investment philosophy is predicated on recognizing the recurring valuation patterns found in the closed-end fund industry and capitalizing on opportunities in a systematic manner. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including exchange-traded funds (“ETFs”), equity securities, including common and preferred stocks, cash, and/or short term cash equivalents.
The fund primarily invests in closed-end funds whose principal investments strategies include one or more of the following:
Domestic Funds
•
Municipal Bond, Build America Bond, Government Bond, Corporate Bond, High Yield Bond

•
Equity—Sector Specific (such as Utilities, Real Estate, MLPs), Equity—Covered Call, Equity—General, Equity— Growth & Income, Equity—Dividend, Equity—Tax-Advantaged, Equity—Preferreds, Equity—Convertible Bond

•
Loan Participation

•
Mortgage-Backed

•
Multi-Strategy

Non-U.S. Funds
•
Foreign Equity—Country Specific, Foreign Equity—Geographic Region, Global Equity—General, Global Equity—Growth & Income, Global Equity—Dividend

•
Global Fixed Income

•
Global Multi-Strategy

The closed-end funds that invest in equity securities may or may not use a growth or value strategy and may include funds investing in securities of issuers of any market capitalization. Closed-end funds that invest in non-U.S issuers may include issuers in emerging markets. Closed-end funds that invest in fixed income securities may invest in securities of any credit quality, including below investment grade (so-called “junk bonds”).
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal
38Virtus Herzfeld Fund

investment strategies of any ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
Closed-End Funds Risk.  The risk that closed-end funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility. Closed-end funds frequently trade at a discount from their net asset value, which may affect whether the fund will realize gain or loss upon its sale of the closed-end funds’ shares. Closed-end funds may employ leverage, which also subjects the closed-end fund to increased risks such as increased volatility.

The principal risks attributable to the underlying investment companies in which the fund invests are:
>
Commodity and Commodity-linked Instruments Risk.  The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>
Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Virtus Herzfeld Fund39

>
Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.

>
Infrastructure-Related Investment Risk.  The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Limited Number of Investments Risk.  The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Master Limited Partnership (MLP) Risk.  The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP's parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

>
Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

40Virtus Herzfeld Fund

>
Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>
Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2014:	6.00%	Worst Quarter:	Q3/2015:	-8.86%	Year to Date (3/31/17):	5.96%
Virtus Herzfeld Fund41

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (9/5/12)
Class I
Return Before Taxes	13.09%	7.04%
Return After Taxes on Distributions	11.31%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares	7.61%	4.85%
Class A
Return Before Taxes	6.35%	5.33%
Class C
Return Before Taxes	11.96%	5.98%
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	5.92%	6.02%
The Herzfeld Composite Benchmark consists of 60% MSCI AC World Index (net) and 40% Barclays U.S. Aggregate Bond Index. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”).
Portfolio Management
>
Erik M. Herzfeld,  President at Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.

>
Thomas J. Herzfeld,  Chairman of Herzfeld. Mr. Herzfeld has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
42Virtus Herzfeld Fund

Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Herzfeld Fund43

Virtus Horizon International Wealth Masters Fund

Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.90%	0.90%	0.90%		0.90%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	2.12%	2.12%	2.12%		2.12	%(b)
Total Annual Fund Operating Expenses	3.27%	4.02%	3.02%		3.27%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.72)%	(1.72)%	(1.72)%		(1.72)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.55%	2.30%	1.30%		1.55%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares, 1.30% for Class I Shares and 1.55% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$724	$1,372	$2,044	$3,826
Class C	Sold	$333	$1,067	$1,917	$4,117
	Held	$233	$1,067	$1,917	$4,117
Class I	Sold or Held	$132	$771	$1,436	$3,215
Class T	Sold or Held	$404	$1,075	$1,769	$3,614
44Virtus Horizon International Wealth Masters Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to track the performance of the Horizon Kinetics International Wealth Index (Ticker: INWTR), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and published by International Securities Exchange, LLC. The index is composed of non-U.S., exchange-listed companies managed by executives who have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of  $200 million. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position, are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.
The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Correlation to Index  The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, whether the fund obtains every security in its index, complexities of investing in foreign markets and timing differences associated with additions to and deletions from its index.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Virtus Horizon International Wealth Masters Fund45

>
Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2015:	5.43%	Worst Quarter:	Q3/2015:	-8.45%	Year to Date (3/31/17):	7.98%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (11/17/14)
Class I
Return Before Taxes	1.91%	0.49%
Return After Taxes on Distributions	1.71%	0.02%
Return After Taxes on Distributions and Sale of Fund Shares	1.56%	0.41%
Class A
Return Before Taxes	-4.12%	-2.51%
Class C
Return Before Taxes	0.93%	-0.53%
MSCI EAFE® (net) (reflects no deduction of fees, expenses or taxes)	1.00%	-0.66%
The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
46Virtus Horizon International Wealth Masters Fund

Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Horizon Asset Management LLC (“Horizon”).
Portfolio Management
>
Murray Stahl,  Chairman, Chief Executive Officer and Chief Investment Officer at Horizon. Mr. Stahl has served as a Portfolio Manager of the fund since inception in November 2014.

>
Matthew Houk,  Portfolio Manager and Research Analyst at Horizon. Mr. Houk has served as a Portfolio Manager of the fund since inception in November 2014.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Horizon International Wealth Masters Fund47

Virtus Horizon Wealth Masters Fund

Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.43%	0.43%	0.43%		0.43	%(b)
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%		1.53%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.08%)	(0.08%)	(0.08%)		(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.45%	2.20%	1.20%		1.45%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class C Shares, 1.20% for Class I Shares and 1.45% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$714	$1,023	$1,354	$2,287
Class C	Sold	$323	$705	$1,213	$2,609
	Held	$223	$705	$1,213	$2,609
Class I	Sold or Held	$122	$398	$695	$1,538
Class T	Sold or Held	$394	$714	$1,056	$2,021
48Virtus Horizon Wealth Masters Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (Ticker: RCH), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies and equity REITs managed by executives who are among the wealthiest individuals in the United States and, in many cases, have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of  $200 million. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.
The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Correlation to Index  The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, whether the fund obtains every security in its index, complexities of investing in foreign markets and timing differences associated with additions to and deletions from its index.

>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Virtus Horizon Wealth Masters Fund49

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2013:	11.26%	Worst Quarter:	Q3/2015:	-12.44%	Year to Date (3/31/17):	5.03%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (9/5/12)
Class I
Return Before Taxes	15.69%	12.17%
Return After Taxes on Distributions	15.41%	11.68%
Return After Taxes on Distributions and Sale of Fund Shares	9.12%	9.55%
Class A
Return Before Taxes	8.73%	10.37%
Class C
Return Before Taxes	14.51%	11.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	13.82%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
50Virtus Horizon Wealth Masters Fund

Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Horizon Asset Management LLC (“Horizon”).
Portfolio Management
>
Murray Stahl,  Chairman, Chief Executive Officer and Chief Investment Officer at Horizon. Mr. Stahl has served as a Portfolio Manager of the fund since inception in September 2012.

>
Matthew Houk,  Portfolio Manager and Research Analyst at Horizon. Mr. Houk has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Horizon Wealth Masters Fund51

Virtus KAR Emerging Markets Small-Cap Fund

Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	1.20%	1.20%	1.20%		1.20%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	2.31%	2.31%	2.31%		2.31	%(b)
Total Annual Fund Operating Expenses	3.76%	4.51%	3.51%		3.76%
Less: Fee Waiver and/or Expense Reimbursement(c)	(1.91)%	(1.91)%	(1.91)%		(1.91)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.85%	2.60%	1.60%		1.85%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares, 1.60% for Class I Shares and 1.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$752	$1,492	$2,251	$4,231
Class C	Sold	$363	$1,191	$2,129	$4,512
	Held	$263	$1,191	$2,129	$4,512
Class I	Sold or Held	$163	$899	$1,658	$3,657
Class T	Sold or Held	$433	$1,199	$1,984	$4,033
52Virtus KAR Emerging Markets Small-Cap Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund pursues capital appreciation in emerging markets small-cap equities. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.
Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The subadviser does not use allocation models to restrict the fund's investments to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Virtus KAR Emerging Markets Small-Cap Fund53

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Limited Number of Investments Risk.  The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Small Market Capitalization Companies Risk.  The risk that the fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2016:	8.38%	Worst Quarter:	Q3/2015:	-17.92%	Year to Date (3/31/17):	12.95%
54Virtus KAR Emerging Markets Small-Cap Fund

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (12/17/13)
Class I
Return Before Taxes	16.14%	-0.93%
Return After Taxes on Distributions	16.25%	-1.17%
Return After Taxes on Distributions and Sale of Fund Shares	10.24%	-0.35%
Class A
Return Before Taxes	9.25%	-3.09%
Class C
Return Before Taxes	15.02%	-1.89%
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	2.28%	-0.69%
The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.
Portfolio Management
>
Hyung Kim,  Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since April 2017.

>
Craig Thrasher, CFA,  Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in December 2013.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Virtus KAR Emerging Markets Small-Cap Fund55

Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
56Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR International Small-Cap Fund

Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	1.00%	1.00%	1.00%		1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.61%	0.61%	0.61%		0.50%		0.61	%(b)
Total Annual Fund Operating Expenses	1.86%	2.61%	1.61%		1.50%		1.86%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.26)%	(0.26)%	(0.26)%		(0.26)%		(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.60%	2.35%	1.35%		1.24%		1.60%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares, 1.24% for Class R6 Shares and 1.60% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus KAR International Small-Cap Fund57

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$728	$1,102	$1,500	$2,609
Class C	Sold	$338	$787	$1,362	$2,925
	Held	$238	$787	$1,362	$2,925
Class I	Sold or Held	$137	$483	$852	$1,889
Class R6	Sold or Held	$126	$422	$768	$1,745
Class T	Sold or Held	$409	$796	$1,207	$2,355
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund pursues capital appreciation in the small-cap international arena. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of the Prospectus, the fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

58Virtus KAR International Small-Cap Fund

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Limited Number of Investments Risk.  The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>
Small Market Capitalization Companies Risk.  The risk that the fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2013:	11.71%	Worst Quarter:	Q3/2015:	-14.25%	Year to Date (3/31/17):	8.91%
Virtus KAR International Small-Cap Fund59

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (9/5/12)	Class R6 Since Inception (11/12/14)
Class I
Return Before Taxes	21.03%	11.58%	—
Return After Taxes on Distributions	20.29%	10.25%	—
Return After Taxes on Distributions and Sale of Fund Shares	12.59%	8.89%	—
Class A
Return Before Taxes	13.76%	9.78%	—
Class C
Return Before Taxes	19.89%	10.48%	—
Class R6
Returns Before Taxes	21.16%	—	6.82%
MSCI All Country World ex U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	3.91%	7.30%	2.56%
The MSCI AC World Index ex U.S. Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets, excluding the U.S. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an affiliate of VIA.
Portfolio Management
>
Craig Stone,   Portfolio Manager and Senior Research Analyst at KAR. Mr. Stone has served as a Portfolio Manager of the fund since inception in September 2012.

>
Craig Thrasher, CFA,  Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in September 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

60Virtus KAR International Small-Cap Fund

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus KAR International Small-Cap Fund61

Virtus Multi-Asset Trend Fund

Investment Objective
The fund has an investment objective of capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	1.00%	1.00%	1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.35%	0.35%	0.35%		0.35	%(b)
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%		0.13%
Total Annual Fund Operating Expenses(c)	1.73%	2.48%	1.48%		1.73%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$741	$1,089	$1,460	$2,499
Class C	Sold	$351	$773	$1,321	$2,816
	Held	$251	$773	$1,321	$2,816
Class I	Sold or Held	$151	$468	$808	$1,768
Class T	Sold or Held	$421	$781	$1,165	$2,240
62Virtus Multi-Asset Trend Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 223% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, fixed income, alternatives, and/or cash equivalents (high-quality short-term securities). Allocations to each asset class are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors, international equities, fixed income, alternatives, and high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector, international equity component, fixed income component, and alternative asset component. The fund will allocate to those components that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall equity market. When the equity market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those equity sub-sectors and international equities of the market that are not exhibiting absolute positive momentum. The fund may invest in a basket of securities or ETFs to represent its positions.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Commodity and Commodity-linked Instruments Risk.  The risk that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

Virtus Multi-Asset Trend Fund63

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Quantitative Model Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>
Real Estate Investment Risk.  The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
64Virtus Multi-Asset Trend Fund

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2013:	5.28%	Worst Quarter:	Q3/2015:	-3.11%	Year to Date (3/31/17):	4.18%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (3/15/11)
Class I
Return Before Taxes	1.72%	2.87%	2.35%
Return After Taxes on Distributions	1.72%	2.26%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares	0.97%	2.23%	1.83%
Class A
Return Before Taxes	-4.41%	1.42%	1.06%
Class C
Return Before Taxes	0.72%	1.87%	1.36%
Dow Jones Global Moderate Portfolio Index	7.67%	7.37%	6.28%
The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The indexes are calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
Portfolio Management
>
Michael Davis,  a Managing Director at VIA, is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.

>
Brendan R. Finneran,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since September 2016.

>
Robert F. Hofeman, Jr.,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since September 2016.

Virtus Multi-Asset Trend Fund65

>
Warun Kumar,   Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
66Virtus Multi-Asset Trend Fund

Virtus Newfleet Bond Fund

Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.46%	0.46%	0.46%	0.40	%(b)	0.46	%(b)
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(c)	1.18%	1.93%	0.93%	0.87%	1.18%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.31)%	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	0.87%	1.62%	0.62%	0.56%	0.87%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares, 0.60% for Class I Shares, 0.54% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Newfleet Bond Fund67

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$460	$706	$971	$1,727
Class C	Sold	$265	$576	$1,013	$2,229
	Held	$165	$576	$1,013	$2,229
Class I	Sold or Held	$63	$265	$484	$1,115
Class R6	Sold or Held	$57	$247	$452	$1,044
Class T	Sold or Held	$337	$585	$854	$1,619
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to generate high total return from both current income and capital appreciation by investing primarily in intermediate-term debt securities across 14 fixed income sectors.
The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.
Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

At least 65% of the fund’s assets will be invested in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund may invest up to 35% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large
68Virtus Newfleet Bond Fund

shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Virtus Newfleet Bond Fund69

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	5.54%	Worst Quarter:	Q2/2013:	-2.90%	Year to Date (3/31/17):	1.82%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	4.80%	3.59%	4.92%	—
Return After Taxes on Distributions	3.37%	2.08%	3.35%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.71%	2.09%	3.18%	—
Class A
Return Before Taxes	0.51%	2.51%	4.25%	—
Class C
Return Before Taxes	3.66%	2.53%	3.88%	—
Class R6
Return Before Taxes	—	—	—	1.46%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.35%	-2.27%
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since October 2012.

>
Stephen H. Hooker, CFA,  Managing Director and Portfolio Manager at Newfleet. Mr. Hooker has served as a Portfolio Manager of the fund since April 2017.

70Virtus Newfleet Bond Fund

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Newfleet Bond Fund71

Virtus Newfleet CA Tax-Exempt Bond Fund

Investment Objective
The fund has investment objectives of obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I		Class T
Management Fees	0.45%	0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	Non	e	0.25%
Other Expenses	0.51%	0.51%		0.51	%(a)
Total Annual Fund Operating Expenses	1.21%	0.96%		1.21%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.36)%	(0.36)%		(0.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.85%	0.60%		0.85%
(a)
Estimated for current fiscal year, as annualized.

(b)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$614	$888	$1,670
Class I	Sold or Held	$61	$270	$496	$1,145
Class T	Sold or Held	$335	$590	$865	$1,648
72Virtus Newfleet CA Tax-Exempt Bond Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities.
Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

Virtus Newfleet CA Tax-Exempt Bond Fund73

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2009:	8.20%	Worst Quarter:	Q4/2010:	-4.58%	Year to Date (3/31/17):	1.79%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	0.17%	3.96%	4.24%
Return After Taxes on Distributions	0.03%	3.23%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares	1.62%	3.90%	4.16%
Class A
Return Before Taxes	-2.74%	3.15%	3.70%
Bloomberg Barclays California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-0.14%	3.85%	4.44%
The Bloomberg Barclays California Municipal Bond Index measures long term investment grade, tax-exempt and fixed rate bonds issued in California. The Bloomberg Barclays California Municipal Bond Index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
74Virtus Newfleet CA Tax-Exempt Bond Fund

Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
Timothy M. Heaney, CFA,  Senior Portfolio Manager—Municipal Securities at Newfleet, is the manager of the fund. Mr. Heaney has served as the Portfolio Manager of the fund since 1997 and co-managed the fund from 1996 to 1997.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Newfleet CA Tax-Exempt Bond Fund75

Virtus Newfleet High Yield Fund

Investment Objective
The fund has a primary investment objective of high current income and a secondary objective of capital growth.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.51%	0.51%	0.51%	0.45	%(b)	0.51	%(b)
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(c)	1.43%	2.18%	1.18%	1.12%	1.43%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.41)%	(0.41)%	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.02%	1.77%	0.77%	0.71%	1.02%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.00% for Class A Shares, 1.75% for Class C Shares, 0.75% for Class I Shares, 0.69% for Class R6 Shares and 1.00% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
76Virtus Newfleet High Yield Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$475	$772	$1,090	$1,990
Class C	Sold	$280	$643	$1,132	$2,481
	Held	$180	$643	$1,132	$2,481
Class I	Sold or Held	$79	$334	$609	$1,395
Class R6	Sold or Held	$73	$315	$577	$1,326
Class T	Sold or Held	$351	$652	$974	$1,886
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield fixed income securities. High-yield fixed income securities are those that are rated below investment grade. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclay’s U.S. High Yield 2% Issuer Capped Index. Under normal circumstances, the fund invests at least 80% of its assets in high yield fixed income securities.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Industry/Sector Concentration Risk.  The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in one or more industries (such as communications, consumer cyclicals and consumer non-cyclicals) or sectors, the fund is more

Virtus Newfleet High Yield Fund77

vulnerable to conditions that negatively affect such industries or sectors as compared to a fund that is not significantly invested in such industries or sector.
>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	11.27%	Worst Quarter:	Q4/2008:	-14.67%	Year to Date (3/31/17):	2.69%
78Virtus Newfleet High Yield Fund

Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)	Class R6 Since Inception (11/3/16)
Class A
Return Before Taxes	8.80%	5.93%	4.68%	—	—
Return After Taxes on Distributions	6.43%	3.46%	2.08%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.91%	3.45%	2.45%	—	—
Class C
Return Before Taxes	12.44%	5.94%	4.29%	—	—
Class I
Return Before Taxes	13.31%	—	—	5.69%	—
Class R6
Return Before Taxes	—	—	—	—	1.84%
Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)	17.13%	7.36%	7.55%	6.09%	2.12%
The Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since December 2011.

>
Kyle A. Jennings, CFA,  Senior Managing Director at Newfleet, is a manager of the fund. Mr. Jennings has served as a Portfolio Manager of the fund since December 2011.

>
Francesco Ossino,  Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, is a manager of the fund. Mr. Ossino has served as a Portfolio Manager of the fund since August 2012.

>
Jonathan R. Stanley, CFA,  Managing Director of Fixed Income Research at Newfleet, is a manager of the fund. Mr. Stanley has served as a Portfolio Manager of the fund since August 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

Virtus Newfleet High Yield Fund79

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
80Virtus Newfleet High Yield Fund

Virtus Newfleet Low Duration Income Fund

Investment Objective
The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.55%	0.55%	0.55%		0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.30%	0.30%	0.30%		0.30	%(b)
Total Annual Fund Operating Expenses	1.10%	1.85%	0.85%		1.10%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.35)%	(0.35)%	(0.35)%		(0.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	0.75%	1.50%	0.50%		0.75%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares, 0.50% for Class I Shares and 0.75% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$300	$533	$784	$1,504
Class C	Sold	$253	$548	$968	$2,141
	Held	$153	$548	$968	$2,141
Class I	Sold or Held	$51	$236	$437	$1,017
Class T	Sold or Held	$325	$557	$808	$1,526
Virtus Newfleet Low Duration Income Fund81

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. Duration represents the interest rate sensitivity of a fixed income fund. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.
Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

82Virtus Newfleet Low Duration Income Fund

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

Performance Information
The Virtus Newfleet Low Duration Income Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Low Duration Income Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Virtus Newfleet Low Duration Income Fund’s commencement date.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Virtus Newfleet Low Duration Income Fund83

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	5.42%	Worst Quarter:	Q3/2008:	-3.18%	Year to Date (3/31/17):	0.83%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	2.58%	2.65%	3.86%
Return After Taxes on Distributions	1.66%	1.73%	2.68%
Return After Taxes on Distributions and Sale of Fund Shares	1.46%	1.63%	2.52%
Class A
Return Before Taxes	0.12%	1.95%	3.37%
Class C
Return Before Taxes	1.66%	1.65%	2.84%
BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)	1.62%	1.39%	3.08%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	2.08%	1.85%	3.84%
Low Duration Income Benchmark(reflects no deduction for fees, expenses or taxes)	2.08%	1.85%	3.84%
Effective February 1, 2017, the fund’s primary benchmark is the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index. The Index tracks the performance of US dollar denominated investment grade debt publicly issued in the US domestic market, including US Treasury, US agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years. The index is calculated on a total return basis. Also effective February 1, 2017, the fund added the Low Duration Income Linked Benchmark. Performance of the Low Duration Income Linked Benchmark prior to February 1, 2017 is that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and beginning February 1, 2017 it is that of the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index. Prior to February 1, 2017, the fund's primary benchmark was the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. The fund will no longer use the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index as an index for performance comparisons. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
84Virtus Newfleet Low Duration Income Fund

Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since May 2012.

>
Lisa M. Baribault,  Director and Portfolio Manager at Newfleet. Ms. Baribault has served as a Portfolio Manager of the fund since January 2017.

>
Benjamin Caron, CFA,  Senior Managing Director and Portfolio Manager at Newfleet. Mr. Caron has served as a Portfolio Manager of the fund since May 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Newfleet Low Duration Income Fund85

Virtus Newfleet Multi-Sector Intermediate Bond Fund

Investment Objective
The fund has an investment objective of maximizing current income while preserving capital.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.34%	0.34%	0.34%	0.27%	0.34	%(b)
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(c)	1.17%	1.92%	0.92%	0.85%	1.17%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.02%	1.77%	0.77%	0.70%	1.02%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class C Shares, 0.74% for Class I Shares, 0.67% for Class R6 Shares and 0.99% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
86Virtus Newfleet Multi-Sector Intermediate Bond Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$475	$718	$981	$1,729
Class C	Sold	$280	$589	$1,023	$2,231
	Held	$180	$589	$1,023	$2,231
Class I	Sold or Held	$79	$278	$495	$1,118
Class R6	Sold or Held	$72	$256	$457	$1,035
Class T	Sold or Held	$351	$598	$863	$1,622
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to generate high current income and total return while preserving capital by applying extensive credit research and a time-tested approach designed to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in an effort to increase return potential and reduce risk.
Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
Virtus Newfleet Multi-Sector Intermediate Bond Fund87

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
88Virtus Newfleet Multi-Sector Intermediate Bond Fund

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	16.15%	Worst Quarter:	Q4/2008:	-14.37%	Year to Date (3/31/17):	2.89%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)	Class R6 Since Inception (11/12/14)
Class A
Return Before Taxes	6.02%	4.28%	5.04%	—	—
Return After Taxes on Distributions	4.07%	2.06%	2.71%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	2.37%	2.92%	—	—
Class C
Return Before Taxes	9.46%	4.32%	4.67%	—	—
Class I
Return Before Taxes	10.54%	5.36%	—	6.57%	—
Class R6
Returns Before Taxes	10.62%	—	—	—	2.87%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.35%	3.47%	1.91%
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet, is the manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since 1995, and co-managed the fund from 1994 to 1995.

Virtus Newfleet Multi-Sector Intermediate Bond Fund89

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
90Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund

Investment Objective
The fund has an investment objective of providing high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class C1		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		Non	e	Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class C1	Class I		Class R6		Class T
Management Fees	0.47%	0.47%	0.47%	0.47%		0.47%		0.47%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	0.50%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.27%	0.27%	0.27%	0.27%		0.20	%(b)	0.27	%(b)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses(c)	1.00%	1.25%	1.75%	0.75%		0.68%		1.00%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$325	$536	$765	$1,422
Class C	Sold or Held	$127	$397	$686	$1,511
Class C1	Sold	$275	$525	$875	$1,750
	Held	$175	$525	$875	$1,750
Class I	Sold or Held	$77	$240	$417	$930
Class R6	Sold or Held	$69	$218	$379	$847
Class T	Sold or Held	$349	$560	$789	$1,444
Virtus Newfleet Multi-Sector Short Term Bond Fund91

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks current income with an emphasis on maintaining low volatility and overall short duration by investing primarily in higher quality, more liquid securities across 14 bond market sectors. The fund utilizes a value-oriented, research driven approach that seeks to strategically overweight undervalued sectors while applying strict risk controls.
Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

92Virtus Newfleet Multi-Sector Short Term Bond Fund

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	10.79%	Worst Quarter:	Q4/2008:	-9.05%	Year to Date (3/31/17):	1.61%
Virtus Newfleet Multi-Sector Short Term Bond Fund93

Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)	Class R6 Since Inception (11/3/16)
Class A
Return Before Taxes	2.60%	2.88%	4.20%	—	—
Return After Taxes on Distributions	1.31%	1.52%	2.52%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	1.46%	1.61%	2.56%	—	—
Class C
Return Before Taxes	4.86%	3.13%	4.19%	—	—
Class C1
Return Before Taxes	4.35%	2.59%	3.66%	—	—
Class I
Return Before Taxes	5.22%	3.64%	—	5.13%	—
Class R6
Return Before Taxes	—	—	—	—	-0.06%
BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index (reflects no deduction for fees, expenses or taxes)	2.57%	2.32%	3.46%	3.16%	-0.29%
The BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet, is the manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since 1993.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C, Class C1 and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C, Class C1 and Class T Shares:
•
$100, generally

94Virtus Newfleet Multi-Sector Short Term Bond Fund

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Newfleet Multi-Sector Short Term Bond Fund95

Virtus Newfleet Senior Floating Rate Fund

Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees(b)	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Interest Expense on Borrowings	0.07%	0.07%	0.07%	0.07%	0.07%
Other Expenses	0.30%	0.30%	0.30%	0.24	%(c)	0.30	%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.08%	1.83%	0.83%	0.77%	1.08%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)(e)	1.02%	1.77%	0.77%	0.71%	1.02%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current management fee.

(c)
Estimated for current fiscal year, as annualized.

(d)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares, 0.63% for Class R6 Shares and 0.94% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
96Virtus Newfleet Senior Floating Rate Fund

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$376	$603	$848	$1,551
Class C	Sold	$280	$570	$985	$2,143
	Held	$180	$570	$985	$2,143
Class I	Sold or Held	$79	$259	$455	$1,020
Class R6	Sold or Held	$73	$240	$422	$949
Class T	Sold or Held	$351	$579	$825	$1,529
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.
Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans (“Senior Loans”). The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit-linked notes, and swaps.
The fund may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

Virtus Newfleet Senior Floating Rate Fund97

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

>
Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>
Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	13.54%	Worst Quarter:	Q3/2011:	-4.11%	Year to Date (3/31/17):	0.90%
98Virtus Newfleet Senior Floating Rate Fund

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	Since Inception (1/31/08)	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	8.81%	4.66%	5.22%	—
Return After Taxes on Distributions	6.92%	2.74%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	2.73%	3.13%	—
Class A
Return Before Taxes	5.54%	3.81%	4.63%	—
Class C
Return Before Taxes	7.71%	3.61%	4.19%	—
Class R6
Return Before Taxes	—	—	—	1.85%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	10.16%	5.11%	5.36%	1.63%
The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/ LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
David L. Albrycht, CFA,  President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in 2008.

>
Kyle A. Jennings, CFA,  Senior Managing Director and Head of Credit Research at Newfleet, is a manager of the fund. Mr. Jennings has served as a Portfolio Manager of the fund since inception in 2008.

>
Francesco Ossino,  Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, is a manager of the fund. Mr. Ossino has served as a Portfolio Manager of the fund since August 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Virtus Newfleet Senior Floating Rate Fund99

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
100Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Tax-Exempt Bond Fund

Investment Objective
The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.45%	0.45%	0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.31%	0.31%	0.31%		0.31	%(b)
Total Annual Fund Operating Expenses	1.01%	1.76%	0.76%		1.01%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.16)%	(0.16)%	(0.16)%		(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	0.85%	1.60%	0.60%		0.85%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares, 0.60% for Class I Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$572	$802	$1,463
Class C	Sold	$263	$539	$939	$2,060
	Held	$163	$539	$939	$2,060
Class I	Sold or Held	$61	$227	$407	$927
Class T	Sold or Held	$335	$548	$799	$1,441
Virtus Newfleet Tax-Exempt Bond Fund101

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to generate current income exempt from federal income taxes by investing in a diversified portfolio with municipal bonds of varying maturities. The management team focuses on higher quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities (so-called "junk bonds").
Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income taxes. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these taxable investments may be subject to federal, state, and local taxes.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy or specific municipalities in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>
Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>
Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>
Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

102Virtus Newfleet Tax-Exempt Bond Fund

>
Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information
The Virtus Newfleet Tax-Exempt Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Tax-Exempt Bond Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Virtus Newfleet Tax-Exempt Bond Fund’s commencement date.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q3/2009:	10.03%	Worst Quarter:	Q3/2008:	-5.64%	Year to Date (3/31/17):	1.45%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	-0.16%	2.94%	4.29%
Return After Taxes on Distributions	-0.21%	2.92%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares	1.16%	2.95%	4.15%
Class A
Return Before Taxes	-3.15%	2.11%	3.73%
Class C
Return Before Taxes	-1.15%	1.91%	3.24%
Tax-Exempt Bond Linked Benchmark (reflects no deduction for fees, expenses or taxes)	0.24%	3.04%	4.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.35%
Virtus Newfleet Tax-Exempt Bond Fund103

The Tax-Exempt Bond Linked Benchmark consists of the BofA Merrill Lynch 1-22 Year US Municipal Securities Index, a subset of the BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. Performance of the Tax-Exempt Bond Linked Benchmark prior to 6/30/2012 is that of the Barclays U.S. Municipal Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.
Portfolio Management
>
Timothy M. Heaney, CFA,  Senior Managing Director and Senior Portfolio Manager—Municipal Securities at Newfleet. Mr. Heaney has served as a Portfolio Manager of the fund since June 2012.

>
Lisa H. Leonard,  Managing Director and Portfolio Manager—Municipal Securities at Newfleet. Ms. Leonard has served as a Portfolio Manager of the fund since June 2012.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
104Virtus Newfleet Tax-Exempt Bond Fund

Virtus Rampart Low Volatility Equity Fund

Investment Objective
The fund has an investment objective of capital appreciation with lower volatility than U.S. markets over a full market cycle.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	1.76%	1.76%	1.76%	1.76	%(b)
Acquired Fund Fees and Expenses	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(c)	3.16%	3.91%	2.91%	3.16%
Less: Fee Waiver and/or Expense Reimbursement(d)	(1.41)%	(1.41)%	(1.41)%	(1.41)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.75%	2.50%	1.50%	1.75%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares, 1.30% for Class I Shares and 1.55% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Virtus Rampart Low Volatility Equity Fund105

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$743	$1,369	$2,019	$3,750
Class C	Sold	$353	$1,063	$1,892	$4,042
	Held	$253	$1,063	$1,892	$4,042
Class I	Sold or Held	$153	$768	$1,409	$3,132
Class T	Sold or Held	$423	$1,071	$1,743	$3,535
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:
•
investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities,

•
selling (writing) equity index call options, and

•
buying call options on CBOE Volatility Index® (VIX®) futures.

Writing index call options and buying call options on VIX® futures are both techniques for limiting the volatility of the fund’s portfolio. Writing index call options is a way to monetize volatility, enhancing the fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, it also reduces the fund’s ability to profit from increases in the value of its equity portfolio. Buying call options on VIX® futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX® futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.
Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, which include ETFs representing the equity securities markets.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Call Options Risks.  The risk that selling index call options may limit the fund’s opportunity to profit from increases in the value of its equity portfolio, and the risk that buying call options may result in the loss of the premium paid for those options.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

106Virtus Rampart Low Volatility Equity Fund

>
Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>
Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

>
Low Volatility Strategy Risk.  The risk that the fund’s techniques for limiting portfolio volatility will not be successful, will cause the fund’s portfolio to underperform its benchmark, or will cause the fund to lose money.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q4/2015:	5.29%	Worst Quarter:	Q1/2016:	-6.48%	Year to Date (3/31/17):	2.56%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	Since Inception (6/11/13)
Class I
Return Before Taxes	-0.41%	5.79%
Return After Taxes on Distributions	-0.65%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	-0.03%	4.48%
Class A
Return Before Taxes	-6.31%	3.79%
Class C
Return Before Taxes	-1.37%	4.73%
CBOE S&P 500 Buywrite Index (reflects no deduction of fees, expenses or taxes)	7.07%	6.98%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	11.74%
Virtus Rampart Low Volatility Equity Fund107

The CBOE S&P 500 Buywrite Index is a passive total return index based on buying an S&P 500 stock index portfolio and "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option. The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total-return basis with dividends reinvested.The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Rampart Investment Management Company, LLC (“Rampart”), an affiliate of VIA.
Portfolio Management
>
Michael Davis,  a Portfolio Manager at Rampart, is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.

>
Brendan R. Finneran,  Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since June 2013.

>
Robert F. Hofeman, Jr.,  Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since June 2013.

>
Warun Kumar,  Chief Investment Officer and Portfolio Manager at Rampart, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since September 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
108Virtus Rampart Low Volatility Equity Fund

Virtus Sector Trend Fund

Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.45%	0.45%	0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.34%	0.34%	0.34%		0.34	%(b)
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%		0.03%
Total Annual Fund Operating Expenses(c)	1.07%	1.82%	0.82%		1.07%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$678	$896	$1,131	$1,806
Class C	Sold	$285	$573	$985	$2,137
	Held	$185	$573	$985	$2,137
Class I	Sold or Held	$84	$262	$455	$1,014
Class T	Sold or Held	$356	$582	$825	$1,523
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 337% of the average value of its portfolio.
Virtus Sector Trend Fund109

Investments, Risks and Performance
Principal Investment Strategies
The fund utilizes a rules based investment process and may invest in securities representing the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sector of the equity market. The fund will allocate to those sectors that the model determines are more likely to outperform the broad market and possess positive absolute momentum. When a sector does not possess positive absolute momentum, a defensive cash equivalent position may be built by allocating from those sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>
Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>
Quantitative Model Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

>
Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>
U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
110Virtus Sector Trend Fund

Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	14.28%	Worst Quarter:	Q4/2008:	-17.03%	Year to Date (3/31/17):	3.54%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	-2.22%	7.37%	4.05%	—
Return After Taxes on Distributions	-2.52%	5.20%	2.67%	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.01%	5.53%	3.05%	—
Class C
Return Before Taxes	2.95%	7.86%	3.91%	—
Class I
Return Before Taxes	3.94%	8.93%	—	9.51%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	13.68%
The S&P 500®Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is a calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
Portfolio Management
>
Michael Davis,  a Managing Director at VIA, is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.

Virtus Sector Trend Fund111

>
Brendan R. Finneran,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since September 2016.

>
Robert F. Hofeman, Jr.,  Managing Director and Equity Trader at VIA, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since September 2016.

>
Warun Kumar,   Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
112Virtus Sector Trend Fund

Virtus Vontobel Emerging Markets Opportunities Fund

Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	0.96%	0.96%	0.96%		0.96%		0.96%
Distribution and Service (12b-1) Fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.37%	0.37%	0.37%		0.24%		0.37	%(b)
Total Annual Fund Operating Expenses	1.58%	2.33%	1.33%		1.20%		1.58%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$726	$1,045	$1,386	$2,345
Class C	Sold	$336	$727	$1,245	$2,666
	Held	$236	$727	$1,245	$2,666
Class I	Sold or Held	$135	$421	$729	$1,601
Class R6	Sold or Held	$122	$381	$660	$1,455
Class T	Sold or Held	$407	$736	$1,089	$2,081
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Virtus Vontobel Emerging Markets Opportunities Fund113

Investments, Risks and Performance
Principal Investment Strategies
This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

114Virtus Vontobel Emerging Markets Opportunities Fund

Performance Information
The Virtus Vontobel Emerging Markets Opportunities Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Emerging Markets Opportunities Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Virtus Vontobel Emerging Markets Opportunities Fund’s commencement date.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Best Quarter:	Q2/2009:	26.74%	Worst Quarter:	Q3/2008:	-21.96%	Year to Date (3/31/17):	13.04%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (11/12/14)
Class I
Return Before Taxes	1.46%	1.92%	4.21%	—
Return After Taxes on Distributions	1.49%	1.77%	3.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	1.60%	3.54%	—
Class A
Return Before Taxes	-4.65%	0.46%	3.34%	—
Class C
Return Before Taxes	0.47%	0.89%	3.17%	—
Class R6
Return Before Taxes	1.59%	—	—	-5.44%
MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	11.19%	1.28%	1.84%	-4.30%
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Virtus Vontobel Emerging Markets Opportunities Fund115

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).
Portfolio Management
>
Brian Bandsma,  a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Bandsma has served as Deputy Portfolio Manager of the fund since June 2016.

>
Matthew Benkendorf,  Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016.

>
Jin Zhang, CFA,  a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Zhang has served as Deputy Portfolio Manager of the fund since June 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
116Virtus Vontobel Emerging Markets Opportunities Fund

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Vontobel Emerging Markets Opportunities Fund117

Virtus Vontobel Foreign Opportunities Fund

Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.33%	0.33%	0.33%		0.23%		0.33	%(b)
Total Annual Fund Operating Expenses	1.43%	2.18%	1.18%		1.08%		1.43%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$712	$1,001	$1,312	$2,190
Class C	Sold	$321	$682	$1,169	$2,513
	Held	$221	$682	$1,169	$2,513
Class I	Sold or Held	$120	$375	$649	$1,432
Class R6	Sold or Held	$110	$343	$595	$1,317
Class T	Sold or Held	$392	$691	$1,012	$1,920
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
118Virtus Vontobel Foreign Opportunities Fund

Investments, Risks and Performance
Principal Investment Strategies
This fund seeks to provide investors with access to high-quality international companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Virtus Vontobel Foreign Opportunities Fund119

Calendar year total returns for Class I Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	18.77%	Worst Quarter:	Q3/2008:	-19.23%	Year to Date (3/31/17):	11.98%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class R6 Since Inception (11/12/14)
Class I
Return Before Taxes	-4.20%	5.24%	2.25%	—
Return After Taxes on Distributions	-4.33%	5.12%	2.15%	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.01%	4.25%	1.96%	—
Class A
Return Before Taxes	-9.91%	3.73%	1.38%	—
Class C
Return Before Taxes	-5.15%	4.19%	1.21%	—
Class R6
Returns Before Taxes	-4.12%	—	—	-1.50%
MSCI EAFE® Index (net) (reflects no deduction for fees, expenses or taxes)	1.00%	6.53%	0.75%	-0.74%
The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).
Portfolio Management
>
Matthew Benkendorf,  Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016.

120Virtus Vontobel Foreign Opportunities Fund

>
Daniel Kranson, CFA,  a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Kranson has served as Deputy Portfolio Manager of the fund since June 2016.

>
David Souccar,  a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Souccar has served as Deputy Portfolio Manager of the fund since June 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Vontobel Foreign Opportunities Fund121

Virtus Vontobel Global Opportunities Fund

Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.37%	0.37%	0.37%		0.37	%(b)
Total Annual Fund Operating Expenses	1.47%	2.22%	1.22%		1.47%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$716	$1,013	$1,332	$2,231
Class C	Sold	$325	$694	$1,190	$2,554
	Held	$225	$694	$1,190	$2,554
Class I	Sold or Held	$124	$387	$670	$1,477
Class T	Sold or Held	$396	$703	$1,033	$1,963
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
122Virtus Vontobel Global Opportunities Fund

Investments, Risks and Performance
Principal Investment Strategies
This fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the fund are those believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the fund invests in equity securities or equity-linked instruments of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Growth Stocks Risk.  The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
Virtus Vontobel Global Opportunities Fund123

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q2/2009:	14.31%	Worst Quarter:	Q4/2008:	-20.92%	Year to Date (3/31/17):	10.44%
Average Annual Total Returns (for the periods ended 12/31/16; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)
Class A
Return Before Taxes	-1.66%	8.64%	2.96%	—
Return After Taxes on Distributions	-1.86%	8.54%	2.80%	—
Return After Taxes on Distributions and Sale of Fund Shares	-0.77%	6.85%	2.45%	—
Class C
Return Before Taxes	3.59%	9.10%	2.80%	—
Class I
Return Before Taxes	4.61%	—	—	9.19%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	7.86%	9.36%	3.56%	8.48%
The MSCI ACWI (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI ACWI (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).
124Virtus Vontobel Global Opportunities Fund

Portfolio Management
>
Matthew Benkendorf,  Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016, and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014).

>
Ramiz Chelat,  a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Chelat has served as Deputy Portfolio Manager of the fund since June 2016.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Vontobel Global Opportunities Fund125

Virtus Vontobel Greater European Opportunities Fund

Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	0.25%
Other Expenses	0.71%	0.71%	0.71%		0.71	%(b)
Total Annual Fund Operating Expenses	1.81%	2.56%	1.56%		1.81%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.36)%	(0.36)%	(0.36)%		(0.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.45%	2.20%	1.20%		1.45%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.45% for Class A Shares, 2.20% for Class C Shares, 1.20% for Class I Shares and 1.45% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$714	$1,079	$1,467	$2,551
Class C	Sold	$323	$762	$1,328	$2,868
	Held	$223	$762	$1,328	$2,868
Class I	Sold or Held	$122	$457	$816	$1,826
Class T	Sold or Held	$394	$771	$1,179	$2,295
126Virtus Vontobel Greater European Opportunities Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
This fund seeks to offer investors exposure to European market economies through well-established companies. The securities selected for inclusion in the fund are believed by the subadviser to be well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located in Europe, including issuers in emerging markets countries. Equity-linked securities are hybrid debt securities whose return is connected to an underlying equity, usually a stock. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
>
Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>
Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>
Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>
Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

Virtus Vontobel Greater European Opportunities Fund127

>
Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q1/2012:	11.70%	Worst Quarter:	Q3/2011:	-13.26%	Year to Date (3/31/17):	10.81%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Year	Since Inception (4/21/09)
Class I
Return Before Taxes	-6.10%	6.42%	9.66%
Return After Taxes on Distributions	-6.34%	6.03%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	-2.88%	5.23%	8.13%
Class A
Return Before Taxes	-11.72%	4.90%	8.55%
Class C
Return Before Taxes	-7.08%	5.37%	8.57%
MSCI Europe Index (net) (reflects no deduction for fees, expenses or taxes)	-0.40%	6.25%	8.62%
The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index that measures equity market performance of the developed markets in Europe. The MSCI Europe Index (net) is calculated on a total-return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
128Virtus Vontobel Greater European Opportunities Fund

Management
The fund’s investment adviser is Virtus Investment Advisers, Inc.
The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).
Portfolio Management
>
Daniel Kranson, CFA,  a Director and Portfolio Manager at Vontobel, is the manager of the fund. Mr. Kranson has served as Portfolio Manager of the fund since March 2016, and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014).

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
•
$2,500, generally

•
$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
•
$100, generally

•
No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Vontobel Greater European Opportunities Fund129

More Information About Fund Expenses

VIA has contractually agreed to limit the total operating expenses(excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) through April 30, 2018 of certain of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.
	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	1.04%	1.40%
Virtus Duff & Phelps International Equity Fund	1.50%	2.25%	N/A	1.25%	N/A	1.50%
Virtus Duff & Phelps International Real Estate Securities Fund	1.50%	2.25%	N/A	1.25%	N/A	1.50%
Virtus Equity Trend Fund	1.60%	2.35%	N/A	1.35%	1.26%	1.60%
Virtus Global Equity Trend Fund	1.75%	2.50%	N/A	1.50%	N/A	1.75%
Virtus Herzfeld Fund	1.60%	2.35%	N/A	1.35%	N/A	1.60%
Virtus Horizon International Wealth Masters Fund	1.55%	2.30%	N/A	1.30%	N/A	1.55%
Virtus Horizon Wealth Masters Fund	1.45%	2.20%	N/A	1.20%	N/A	1.45%
Virtus KAR Emerging Markets Small-Cap Fund	1.85%	2.60%	N/A	1.60%	N/A	1.85%
Virtus KAR International Small-Cap Fund	1.60%	2.35%	N/A	1.35%	1.24%	1.60%
Virtus Multi-Asset Trend Fund	1.75%	2.50%	N/A	1.50%	N/A	1.75%
Virtus Newfleet Bond Fund	0.85%	1.60%	N/A	0.60%	0.54%	0.85%
Virtus Newfleet CA Tax-Exempt Bond Fund	0.85%	N/A	N/A	0.60%	N/A	0.85%
Virtus Newfleet High Yield Fund	1.00%	1.75%	N/A	0.75%	0.69%	1.00%
Virtus Newfleet Low Duration Income Fund	0.75%	1.50%	N/A	0.50%	N/A	0.75%
Virtus Newfleet Multi-Sector Intermediate Bond Fund	0.99%	1.74%	N/A	0.74%	0.67%	0.99%
Virtus Newfleet Multi-Sector Short Term Bond Fund	1.10%	1.35%	1.85%	0.85%	0.78%	1.10%
Virtus Newfleet Senior Floating Rate Fund*	0.94%	1.69%	N/A	0.69%	0.63%	0.94%
Virtus Newfleet Tax-Exempt Bond Fund	0.85%	1.60%	N/A	0.60%	N/A	0.85%
Virtus Rampart Low Volatility Equity Fund	1.55%	2.30%	N/A	1.30%	N/A	1.55%
Virtus Vontobel Global Opportunities Fund	1.55%	2.30%	N/A	1.30%	N/A	1.55%
Virtus Vontobel Greater European Opportunities Fund	1.45%	2.20%	N/A	1.20%	N/A	1.45%
(*)
Excludes leverage expenses, if any.

Additionally, for Virtus Rampart Low Volatility Equity Fund and the Trend Funds, the Distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly to the fund to exceed the limits set forth in applicable laws and regulations.
Following the contractual period, VIA may discontinue these arrangements at any time. Under certain conditions, VIA may recapture operating expenses waived or reimbursed under these and/or prior expense limitation arrangements for a period three years following the time such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement.
For those funds operating under an expense reimbursement arrangement or fee waiver during the prior fiscal year, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waivers were:
130Virtus Mutual Funds

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	1.04	%(1)
Virtus Duff & Phelps International Equity Fund	1.50%	2.25%	N/A	1.25%	N/A
Virtus Duff & Phelps International Real Estate Securities Fund	1.50%	2.25%	N/A	1.25%	N/A
Virtus Equity Trend Fund(2)	1.45%	2.05%	N/A	1.27%	1.06%
Virtus Global Equity Trend Fund	1.86%	2.61%	N/A	1.61%	N/A
Virtus Herzfeld Fund	2.68%	3.43%	N/A	2.43%	N/A
Virtus Horizon International Wealth Masters Fund	1.55%	2.30%	N/A	1.30%	N/A
Virtus Horizon Wealth Masters Fund	1.45%	2.20%	N/A	1.20%	N/A
Virtus KAR Emerging Markets Small-Cap Fund	1.85%	2.60%	N/A	1.60%	N/A
Virtus KAR International Small-Cap Fund	1.60%	2.35%	N/A	1.35%	1.24%
Virtus Multi-Asset Trend Fund(3)	1.73%	2.48%	N/A	1.48%	N/A
Virtus Newfleet Bond Fund	0.87%	1.62%	N/A	0.62%	0.56	%(1)
Virtus Newfleet CA Tax-Exempt Bond Fund(3)	0.85%	N/A	N/A	0.60%	N/A
Virtus Newfleet High Yield Fund(2)	1.17%	1.92%	N/A	0.92%	0.86	%(1)
Virtus Newfleet Low Duration Income Fund	0.75%	1.50%	N/A	0.50%	N/A
Virtus Newfleet Multi-Sector Short Term Bond Fund(3)	1.00%	1.25%	1.75%	0.75%	0.68	%(1)
Virtus Newfleet Senior Floating Rate Fund (2)(3)	1.23%	1.98%	N/A	0.98%	0.92	%(1)
Virtus Newfleet Tax-Exempt Bond Fund	0.85%	1.60%	N/A	0.60%	N/A
Virtus Rampart Low Volatility Equity Fund	1.75%	2.50%	N/A	1.50%	N/A
Virtus Vontobel Global Opportunities Fund(3)	1.47%	2.22%	N/A	1.22%	N/A
Virtus Vontobel Greater European Opportunities Fund	1.45%	2.20%	N/A	1.20%	N/A
(1)
Estimated based on then-existing share classes

(2)
Reflects expenses under prior expense reimbursement arrangements.

(3)
Fund expenses currently at or below capped level.

Virtus Mutual Funds131

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the following funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective and shareholders will be provided with at least 60 days advance notice of such change. There is no guarantee that a fund will achieve its objective(s).
Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.
132Virtus Mutual Funds

Virtus Alternatives Diversifier Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation.
Principal Investment Strategies:
The fund emphasizes low correlating asset classes in order to help reduce volatility and increase return potential. Applying an innovative, institutional-level approach to investing, the fund invests in a diversified portfolio of alternative asset classes including managed futures, global real estate, global infrastructure, natural resources, commodities, currencies and floating rate securities.
The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated and unaffiliated mutual funds and ETFs (collectively, “underlying funds”) that employ diverse investment styles in alternative investment vehicles such as commodities, real estate investment trusts (“REITs”) and others. The fund’s emphasis on diversification is intended to moderate volatility by limiting the effect of any one investment style. The purpose of the fund is to provide a packaged investment option with an emphasis on investment styles that have less correlation to traditional equity markets.
Among the underlying funds in which the fund invests are equity funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers including emerging markets issuers. Although the fund does not concentrate its investments, certain of the underlying funds in which the fund invests may concentrate their investments in a particular industry or market sector, such as real estate, or may engage in short sales.
The fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in affiliated and unaffiliated mutual funds, including the applicable unaffiliated ETFs.
The subadviser determines the combination of and allocation to the underlying funds based on the subadviser’s assessment of the appropriate mix of risk and return characteristics to best meet the fund’s investment objective. Under normal circumstances, the fund will generally invest in affiliated mutual funds where available to represent the desired asset classes, and unaffiliated mutual funds and/or ETFs to represent the desired asset classes for which affiliated mutual funds are unavailable or deemed not to be appropriate for the fund.
The subadviser monitors the fund’s allocations to the underlying funds and may periodically rebalance assets in response to changing market or economic conditions, and investment opportunities.
The adviser or subadviser to each underlying fund is responsible for deciding which securities to purchase and sell for its respective underlying fund.
The fund may also invest in high-quality, short-term securities. The fund is non-diversified under federal securities laws.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Alternatives Diversifier Fund133

Virtus Duff  & Phelps Global Infrastructure Fund

Non-Fundamental Investment Objective:
The fund has investment objectives of capital appreciation and current income.
Principal Investment Strategies:
Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Infrastructure companies are issuers involved to a significant extent in providing energy, utility, transportation, communication, and other essential services to society and may include issuers that are structured as master limited partnerships (“MLPs”). Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. The fund may invest in issuers of any capitalization.
Infrastructure companies provide essential services to society including (i) the generation, transmission, distribution or storage of electricity, oil, gas or water, (ii) the provision of telecommunications services, including telephone, cable television, satellite, and other communications activities; and (iii) the construction, operation, or ownership of airports, toll roads, railroads, ports, pipelines, or educational and healthcare facilities. A company will be deemed an infrastructure company if at least 50% of its assets, gross income or profits are committed to, or derived from, one or more of the activities in the areas described above. As of September 30, 2016, the market capitalization of the issuers in which the fund was invested ranged from $1.1 billion to $249.4 billion. The fund’s policy of investing at least 80% of its assets in dividend paying equity securities of infrastructure companies may be changed only upon 60 days’ written notice to shareholders. As of September 30, 2016, the fund was invested in issuers representing 13 different countries.
The fund may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although the fund may invest in high yield-high risk fixed income securities.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
134Virtus Duff  & Phelps Global Infrastructure Fund

Virtus Duff  & Phelps Global Real Estate Securities Fund

Non-Fundamental Investment Objective:
The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. Similar to a domestic REIT, a non-U.S. real estate company generally is not subject to corporate income tax in its home country if the REIT equivalent status is available, elected, and followed, which could include distributing a significant percentage of its net income each year to stockholders, and the company meets certain other regulatory requirements. The fund is not limited to investing only in REITs or REIT-like entities; however, it invests a significant portion of its assets in these types of issuers. The fund does not make direct investments in real estate. As of September 30, 2016, the market capitalization range of the issuers in which the fund was invested was $500 million to $66 billion. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.
Under normal market conditions, the fund expects to invest in a number of different countries and regions. The fund intends to diversify its investments among countries and regions and to normally have represented in the portfolio business activities of approximately 10 to 20 different countries. The fund may, at times, invest up to 80% of its assets in either U.S. REIT securities or non-U.S REIT-like companies. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries.
The fund concentrates its assets in the real estate industry.
In managing the fund’s portfolio, the subadviser utilizes an investment process that is primarily bottom-up in its approach, with an emphasis on superior stock selection over country and property sector allocation. The subadviser seeks to identify superior real estate companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of management and operations, portfolio strategy and financial strength. Using proprietary valuation models, the subadviser seeks to identify undervalued companies or those companies that are selling for a price that is below the subadviser’s estimate of their intrinsic value. The portfolio construction process is guided by the outcomes of the company and valuation analytical work within the confines of a risk management overlay as it pertains to diversification, liquidity and other risk factors.
Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if their financial performance is expected to decline or if the subadviser believes the issuer fails to adjust its strategy to the real estate market cycle.
Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Duff  & Phelps Global Real Estate Securities Fund135

Virtus Duff  & Phelps International Equity Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located outside of the United States. The fund invests primarily in developed countries, but may also invest in issuers located in emerging market countries. The subadviser seeks to diversify its portfolio from a variety of sectors and countries, and typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depository Receipts (ADRs). In determining the “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. The fund’s policy of investing 80% of its assets in foreign equity securities may be changed only upon 60 days’ written notice to shareholders.
The Fund seeks to provide investors with access to high-quality international businesses selling at attractive valuations. Ideally these companies are not only growing their earnings but are also creating economic value by maintaining or growing their return on invested capital. The subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views, with an expectation that a significant proportion of any long-term performance will come from security selection. In evaluating securities for inclusion in the fund, the subadviser applies a cash flow based approach to valuation, as well as additional fundamental research to assess the economic value added, financial strength, franchise quality, and management alignment of individual companies. Top-down macro research is utilized to assess the market environment, and to assist with regional, country, and sector allocations. As part of the macro process, the subadviser takes into account, among other things; monetary policy, political factors, economic growth, and valuation. The subadviser believes this approach produces long-term investment returns characterized by low absolute volatility and downside protection.
In determining which portfolio securities to sell, the subadviser considers, among other things; whether a security has become fully valued, if there has been a material change in the assessment of the company’s fundamentals or original thesis, the stock is not acting as expected, there is a better alternative available, and/or a portfolio rebalancing.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
136Virtus Duff  & Phelps International Equity Fund

Virtus Duff  & Phelps International Real Estate Securities Fund

Non-Fundamental Investment Objective:
The fund has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. Similar to a domestic REIT, a non-U.S. real estate company generally is not subject to corporate income tax in its home country, if the REIT equivalent status is available, elected, and followed, which could include distributing a significant percentage of its net income each year to stockholders, and the company meets certain other regulatory requirements. The fund is not limited to investing only in REITs or REIT-like entities; however, it invests a significant portion of its assets in these types of issuers. The fund does not make direct investments in real estate. As of September 30, 2016, the market capitalization range of the issuers in which the fund was invested was $600 million to $27 billion. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.
Under normal market conditions, the fund expects to invest in a number of different countries and regions. The fund intends to diversify its investments among countries and regions and normally to have represented in the portfolio business activities of approximately 10 to 20 different countries. The fund may, at times, invest up to 20% of its assets in U.S. REIT securities. Additionally, the fund normally invests in real estate related securities of issuers in developed countries, however it may invest up to 20% of its assets in issuers incorporated in emerging market countries.
The fund concentrates its assets in the real estate industry.
In managing the fund’s portfolio, the subadviser utilizes an investment process that is primarily bottom-up in its approach, with an emphasis on superior stock selection over country and property sector allocation. The subadviser seeks to identify superior real estate companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of management and operations, portfolio strategy and financial strength. Using proprietary valuation models, the subadviser seeks to identify undervalued companies or those companies that are selling for a price that is below the subadviser’s estimate of their intrinsic value. The portfolio construction process is guided by the outcomes of the company and valuation analytical work within the confines of a risk management overlay as it pertains to diversification, liquidity and other risk factors.
Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if their financial performance is expected to decline or if the subadviser believes the issuer fails to adjust its strategy to the real estate market cycle.
Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Duff  & Phelps International Real Estate Securities Fund137

Virtus Duff  & Phelps Real Estate Securities Fund

Non-Fundamental Investment Objective:
The fund has investment objectives of capital appreciation and income with approximately equal emphasis.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. An issuer is considered principally engaged in the real estate industry if at least 50% of its gross revenues or net profits come from the ownership, development, construction, financing, management or sale of real estate. The fund, however, does not make direct investments in real estate. The fund’s policy of investing 80% of its assets in real estate-related securities may be changed only upon 60 days’ written notice to shareholders.
The fund concentrates its assets in the real estate industry.
The fund invests principally in equity REITs. Generally, REITs are publicly-traded companies that manage portfolios of real estate in an effort to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The fund may invest in issuers of any capitalization. As of September 30, 2016, the market capitalization range of the issuers in which the fund was invested was $1.9 billion to $75 billion.
The subadviser uses a blended approach in its security selection process, combining a pursuit of growth and value. Securities are selected using a two-tiered screening process. First the subadviser screens the universe of eligible securities for those that it believes offer the potential for reasonably-priced initial appreciation, continued dividend growth and that show signs the issuer is an efficient user of capital. Securities that survive this screening are further evaluated based on interviews and fundamental research that focus on the issuer’s strength of management and property, financial and performance reviews.
Securities are evaluated for sale if their market value exceeds the subadviser’s estimated value, if its financial performance is expected to decline or if the subadviser believes the security’s issuer fails to adjust its strategy to the real estate market cycle.
Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with investment in real estate-related securities, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing up to 100% of its assets in short-term investments such as money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
138Virtus Duff  & Phelps Real Estate Securities Fund

Virtus Equity Trend Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation.
Principal Investment Strategies:
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Equity Trend Fund139

Virtus Global Equity Trend Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Principal Investment Strategies:
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, and/or cash equivalents (high-quality short-term securities). Allocations to each are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors, international equities, and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector and international equity component. The fund will allocate to those sub-sectors and international equities that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors and international equities of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets. The fund may invest in a basket of securities or ETFs to represent its positions.
Under normal circumstances, the fund intends to allocate 40% of its assets to ETFs and/or securities representative of non-U.S. markets. Through its investment in these ETFs and/or securities, the fund’s exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
To the extent the fund invests primarily in ETFs, it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act. Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
140Virtus Global Equity Trend Fund

Virtus Herzfeld Fund

Non-Fundamental Investment Objective:
The fund has investment objectives of capital appreciation and current income.
Principal Investment Strategies:
Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including ETFs, equity securities, including common and preferred stocks, cash, and/or short-term cash equivalents. If the fund invests in affiliated closed-end funds, it will do so in accordance with the 1940 Act.
The fund primarily invests in closed-end funds whose principal investments strategies include one or more of the following:
Domestic Funds
•
Municipal Bond, Build America Bond, Government Bond, Corporate Bond, High Yield Bond

•
Equity—Sector Specific (such as Utilities, Real Estate, MLPs), Equity—Covered Call, Equity—General, Equity— Growth & Income, Equity—Dividend, Equity—Tax-Advantaged, Equity—Preferreds, Equity—Convertible Bond

•
Loan Participation

•
Mortgage-Backed

•
Multi-Strategy

Non-U.S. Funds
•
Foreign Equity—Country Specific, Foreign Equity—Geographic Region, Global Equity—General, Global Equity—Growth & Income, Global Equity—Dividend

•
Global Fixed Income

•
Global Multi-Strategy

The closed-end funds that invest in equity securities may or may not use a growth or value strategy and may include funds investing in securities of issuers of any market capitalization. Closed-end funds that invest in non-U.S issuers may include issuers in emerging markets. Closed-end funds that invest in fixed income securities may invest in securities of any credit quality, including below investment grade (so-called “junk bonds”).
The fund seeks to invest in closed-end funds trading at excessive or unusual discount levels that the subadviser believes have an attractive probability to narrow. Discounts are evaluated and measured relative to historic premium/ discount trading patterns of the entire universe of closed-end funds, and also are specifically measured against similar closed-end funds. Selected funds are then subjected to extensive analysis of up to an additional 20+ individual factors and traded based on the subadviser’s comprehensive understanding of each individual fund’s characteristics and four decades of in-depth experience trading the industry.
Specific factors evaluated include, but are not limited to:
•
Distribution yield

•
Distribution policies/sources of distributions

•
Loss carry forwards

•
Income ratio

•
Expense ratio

•
Liquidity

•
Trading volatility

•
Portfolio holdings

•
Correlation analysis

Virtus Herzfeld Fund141

•
Leverage profile/characteristics

•
Anti-takeover provisions

•
“Lifeboat” provisions

•
Special situations

•
Vulnerability to dissident activity

•
Corporate governance issues

•
Regulatory concerns

•
Management reputation

Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
142Virtus Herzfeld Fund

Virtus Horizon International Wealth Masters Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation.
Principal Investment Strategies:
The fund seeks to track the performance of the Horizon Kinetics International Wealth Index (ticker: INWTR), a public index maintained by Horizon Kinetics LLC ("Horizon Kinetics"), the parent company of the subadviser, and published by International Securities Exchange, LLC. The index is composed of non-U.S., exchange-listed companies, generally in developed markets, managed by executives who have accumulated a substantial amount of their personal wealth through the companies that they manage. Horizon Kinetics, the creator of the index, believes that companies managed or influenced by individuals who have created significant wealth in their companies will outperform other companies because those managers tend to prioritize creation of long-term shareholder value over the shorter-term considerations that are typical of other corporate management. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position, are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.
To be eligible for inclusion in the Index, companies must meet the following criteria:
•
The company must have an individual with significant wealth in the company and in a control position that allows for substantial decision making authority (a wealthy individual is defined as a person whose level of personal assets generally exceeds $1 billion, as measured by public data)

•
The wealthy individual must own at least $100 million of the common equity

•
The company must be a non-U.S., exhange-listed company

•
The company must be an operating company and not a closed-end fund, exhange-traded fund ("ETF") or limited partnership

•
The market capitalization must be in excess of  $200 million

•
The average daily value of the company's securities traded for the prior three month period must be greater than $2 million

•
The company's securities must have been publicly listed for at least two years

For purposes of determining eligibility for inclusion in the index, when calculating the average daily value of a company’s shares traded, 10% of the highest and lowest daily observations are eliminated. A company will be removed from the index if the adjusted prior 3-month average daily value of shares traded is below $1,000,000 or, is greater than $1,000,000 but below $2,000,000 for four consecutive quarters.
The index weights each country proportionally, as determined by the total nation market capitalization of each country represented in the index. Securities included in the index from a given country are then equally weighted with the other securities included from that country. Index components are reviewed quarterly for eligibility, and the weightings are reset accordingly. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.
Virtus Horizon International Wealth Masters Fund143

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
144Virtus Horizon International Wealth Masters Fund

Virtus Horizon Wealth Masters Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation.
Principal Investment Strategies:
The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (ticker: RCH), a public index maintained by Horizon Kinetics LLC (“Horizon Kinetics”), the parent company of the subadviser, and published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies and equity REITs managed by executives who are among the wealthiest individuals in the United States and have accumulated a substantial amount of their personal wealth through the companies that they manage. Horizon Kinetics believes that companies managed or influenced by individuals who have created significant wealth in their companies will outperform other companies because those managers tend to prioritize creation of long-term shareholder value over the shorter-term considerations that are typical of other corporate management. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.
The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.
To be eligible for inclusion in the Index, companies must meet the following criteria:
•
The company must have an individual with significant wealth in the company and in a control position that allows for substantial decision making authority (a wealthy individual is defined as a person whose level of personal assets generally exceeds $500 million, as measured by public data)

•
The wealthy individual must own at least $100 million in the common equity

•
The company must be listed on a U.S. exchange

•
The company must be an operating company and not a closed-end fund, exchange-traded fund (“ETF”), or limited partnership

•
The company’s market capitalization must be in excess of  $200 million

•
The average daily value of the company’s securities traded for the prior three month period must be greater than $2 million

•
The company’s securities must have been publicly listed for at least two years

For purposes of determining eligibility for inclusion in the index, when calculating the average daily value of a company’s shares, 10% of the highest and lowest daily observations are eliminated. A company will be removed from the index if the adjusted prior 3-month average daily value of shares traded is below $1,000,000 or is greater than $1,000,000 but below $2,000,000 for four consecutive quarters.
The index is equally weighted and is reviewed and rebalanced quarterly.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Horizon Wealth Masters Fund145

Virtus KAR Emerging Markets Small-Cap Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund's subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations or less that $5 billion.
Emerging markets countires generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and ADRs.
The subadviser uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, the subadviser researches and analyzes that company's strength of managment, its relative competitive position in the industry and its financial structure.
A proprietary model is used to determine relative value.
The subadviser does not use allocation models to restrict the fund'sinvestment to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.
The subadviser's sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund's principle investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fundmay not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
146Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR International Small-Cap Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies. As of the date of the Prospectus, the fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion.
The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and ADRs. The fund may invest in emerging markets issuers.
The subadviser uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, its relative competitive position in the industry and its financial structure.
A proprietary model is used to determine relative value.
Generally, the fund invests in approximately 30-60 securities at any given time.
The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus KAR International Small-Cap Fund147

Virtus Multi-Asset Trend Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation.
Principal Investment Strategies:
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, fixed income, alternatives, and/or cash equivalents (high-quality short-term securities). Allocations to each asset class are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors, international equities, fixed income, alternatives, and high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector, international equity component, fixed income component, and alternative asset component. The fund will allocate to those components that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall equity market. When the equity market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those equity sub-sectors and international equities of the market that are not exhibiting absolute positive momentum. The fund may invest in a basket of securities or ETFs to represent its positions.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940 (the “1940 Act”). Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
148Virtus Multi-Asset Trend Fund

Virtus Newfleet Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of high total return from both current income and capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers. At least 65% of the fund’s assets will be invested in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund may invest up to 35% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.
The fund seeks to achieve its objective by applying a time-tested approach and extensive credit research designed to capitalize on opportunities across undervalued areas of the bond markets. Under normal circumstances, the fund’s investments will include some or all of the following:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.
The fund employs active sector rotation and disciplined risk management to portfolio construction. The fund seeks diversification among various sectors of the fixed income markets, which, as of the date of this Prospectus, may include some or all of the following: corporate investment grade; corporate high yield; bank loans; non-agency commercial mortgage-backed securities (“CMBS”); agency and non-agency residential mortgage-backed securities (“RMBS”); non-U.S. dollar securities; emerging market high yield; Yankee investment grade bonds; asset-backed securities; taxable municipal bonds; tax-exempt municipal bonds; and securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities, or instrumentalities.
The fund’s investable assets are typically allocated among various sectors of the fixed income market using a top-down, relative value approach that looks at factors such as yield and spreads, supply and demand, investment environment, and sector fundamentals. The subadviser then selects particular investments using a bottom-up, fundamental research-driven analysis that includes assessment of credit risk, company management, issue structure, technical market conditions, and valuations. Securities selected for investment are those that the subadviser believes offer the best potential to achieve the fund’s investment objective of providing a high level of total return, including a competitive level of current income. The subadviser seeks to adjust the proportion of fund investments primarily in the sectors described above and the selections within sectors to obtain higher relative returns. The subadviser regularly reviews the fund’s portfolio construction, endeavoring to minimize risk exposure by closely monitoring portfolio characteristics such as sector concentration and portfolio duration and by investing no more than 5% of the fund’s total assets in securities of any single issuer (excluding the U.S. government, its agencies, authorities or instrumentalities).
The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its
Virtus Newfleet Bond Fund149

benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of September 30, 2016, the modified adjusted duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.42 years; the modified adjusted duration of the fund was 4.29 years. Typically, for a fund maintaining a modified adjusted duration of 4.29 years, a one percent increase in interest rates would cause a 4.29% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 4.29%.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
150Virtus Newfleet Bond Fund

Virtus Newfleet CA Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Principal Investment Strategies:
The fund invests in municipal securities that are tax-exempt in California. California law requires that at least 50% of the fund’s assets be invested in California tax-exempt state and local issues or tax-exempt federal obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents that are exempt from California income taxes. Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in bonds, the income from which is exempt from California state income tax and federal income tax, and may invest 100% of its assets in such securities. The term “bonds” includes municipal bonds, notes and lease obligations and tax-exempt commercial paper. Issuers include states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, including Puerto Rico, Guam and the U.S. Virgin Islands.
Debt obligations may be of any maturity. Investment grade debt obligations will normally be rated within the four highest rating categories by the nationally recognized statistical rating organizations at the time of investment. The fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. The fund may invest in unrated fixed income securities; the subadviser will determine such securities to be of comparable quality to either investment grade or below investment grade pursuant to procedures reviewed and approved by the Board of Trustees. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities.
Securities are selected using an analytical approach that focuses on the relative value of the security considering its credit rating, and the security’s coupon rate, call features, maturity and average life.
Issuers are selected based on sector (utility, healthcare, transportation, etc.), and the geographic opportunity presented by areas and regions that are experiencing economic growth.
The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state and local taxes.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding taxable securities, retaining cash or investing part or all of its assets in cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Newfleet CA Tax-Exempt Bond Fund151

Virtus Newfleet High Yield Fund

Non-Fundamental Investment Objective:
The fund has a primary investment objective of high current income and a secondary objective of capital growth.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of high yield fixed income securities. The fund’s policy of investing 80% of its assets in high yield fixed income securities may be changed only upon 60 days’ written notice to shareholders.
The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading.
•
The subadviser evaluates market conditions in the context of broad macroeconomic trends. The subadviser generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving.

•
The subadviser considers credit research an integral component of its high yield investment process. The manager invests across the credit rating spectrum.

•
Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although it may invest in other types of high yield securities.

The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. As of September 30, 2016, the modified adjusted duration of the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index was 3.93 years; the modified adjusted duration of the fund was 3.68 years. Typically, for a fund maintaining a modified adjusted duration of 3.68 years, a one percent increase in interest rates would cause a 3.68% decrease in the value of the fund’s assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s assets to increase by 3.68%.
The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in cash equivalents or other fixed income securities. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
152Virtus Newfleet High Yield Fund

Virtus Newfleet Low Duration Income Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of providing a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers. The fund’s average duration will range from one to three years. Principally, the fund invests in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund may invest up to 20% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.
The fund seeks to achieve its objective by applying a time-tested approach and extensive credit research designed to capitalize on opportunities across undervalued areas of the bond markets. Under normal circumstances, the fund’s investments will include some or all of the following:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.
The fund employs active sector rotation and disciplined risk management to portfolio construction. The fund seeks diversification among various sectors of the fixed income markets, which, as of the date of this Prospectus, may include some or all of the following: corporate investment grade; corporate high yield; bank loans; non-agency commercial mortgage-backed securities (CMBS); agency and non-agency residential mortgage-backed securities (RMBS); non-U.S. dollar securities; emerging market high yield; Yankee investment grade bonds; asset-backed securities; taxable municipal bonds; tax-exempt municipal bonds; and securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities, or instrumentalities.
The fund’s investable assets are typically allocated among various sectors of the fixed income market using a top-down, relative value approach that looks at factors such as yield and spreads, supply and demand, investment environment, and sector fundamentals. The subadviser then selects particular investments using a bottom-up, fundamental research driven analysis that includes assessment of credit risk, company management, issue structure, technical market conditions, and valuations. Securities selected for investment are those that the subadviser believes offer the best potential to achieve the fund’s investment objective of providing a high level of total return, including a competitive level of current income, while preserving capital. The subadviser seeks to adjust the proportion of fund investments primarily in the sectors described above and the selections within sectors to obtain higher relative returns. The subadviser regularly reviews the fund’s portfolio construction, endeavoring to minimize risk exposure by closely monitoring portfolio characteristics such as sector concentration and portfolio duration and by investing no more than 5% of the fund’s total assets in securities of any single issuer (excluding the U.S. government, its agencies, authorities or instrumentalities).
The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the
Virtus Newfleet Low Duration Income Fund153

security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of September 30, 2016, the modified adjusted duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.42 years; the modified adjusted duration of the fund was 2.54 years. Typically, for a fund maintaining a modified adjusted duration of 2.54 years, a one percent increase in interest rates would cause a 2.54% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 2.54%.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
154Virtus Newfleet Low Duration Income Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of maximizing current income while preserving capital.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in bonds. “Bonds” are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.
Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.
The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of September 30, 2016, the modified adjusted duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.42 years; the modified adjusted duration of the fund was 4.29 years. Typically, for a fund maintaining a modified adjusted duration of 4.29 years, a one percent increase in interest rates would cause a 4.29% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 4.29%.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Newfleet Multi-Sector Intermediate Bond Fund155

Virtus Newfleet Multi-Sector Short Term Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of providing high current income while attempting to limit changes in the fund’s net asset value per share caused by interest rate changes.
Principal Investment Strategies:
Under normal circumstances, the fund invests at least 80% of its assets in bonds. “Bonds” are fixed income debt obligations of various types of issuers. Principally, the fund invests in investment-grade securities which are rated at the time of investment BBB or above by Standard & Poor’s Corporation or Duff  & Phelps Credit Rating Company or Baa or above by Moody’s Investors Service or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, to be of comparable quality. The fund may continue to hold securities whose credit quality falls below investment grade.
The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average maturity of three years or less and that are in one of the following market sectors:
•
Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•
Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•
Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•
High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.
Securities are selected using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investment in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.
The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration will range from one to three years. As of September 30, 2016, the modified adjusted duration of the fund’s benchmark, the BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index was 1.78 years.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
156Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Senior Floating Rate Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of high total return from both current income and capital appreciation.
Principal Investment Strategies:
The fund will pursue its investment objectives primarily through investment in a portfolio of senior floating rate loans (“Senior Loans”) made to U.S. and foreign borrowers that are corporations, partnerships and other business entities (“Borrowers”). Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of Senior Loans. Such loans may be structured to include both term loans, which are generally fully funded at the time of the fund’s investment, and revolving credit facilities or delayed draw term loans, which would require the fund to make additional investments in the loans as required under the terms of the credit facility. The fund’s policy of investing 80% of its assets in a portfolio of Senior Loans may be changed only upon 60 days’ written notice to shareholders.
Senior Loans generally hold the most senior position in the capitalization structure of the Borrower. Interest rates on Senior Loans generally float daily or adjust periodically at a margin above a generally recognized base rate, such as the London Inter-Bank Offered Rate (“LIBOR”), the prime rate offered by one or more major U.S. banks, or the certificate of deposit rate. The fund will purchase Senior Loans primarily through assignments, but may also purchase participation interests in Senior Loans. An assignment represents a portion of a Senior Loan attributable to a lender. With an assignment, the fund becomes a lender for purposes of the underlying loan documentation with the Borrower. Participation interests are issued by a lender or other financial institution and represent a fractional interest in a Senior Loan. With participation interests, the fund does not become a lender under the original loan documentation.
The Fund may invest without limitation and generally intends to invest a substantial portion of its assets in Senior Loans rated below investment grade by established rating agencies (e.g., Standard & Poor’s Corporation and Moody’s Investors Service) (also known as junk bonds) or that are unrated but considered by the subadviser to be of comparable quality. The subadviser relies, to a significant degree, on its own credit analysis and analysis performed by third parties, rather than rating agency determinations.
The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, credit linked notes, and swaps.
The fund may invest in subordinated Senior Loans, unsecured Senior Loans, adjustable rate loans, structured notes, fixed-rate obligations and other debt securities.
The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including yankee bonds.
The fund may borrow an amount up to 33 1/3% of it total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. To the extent the fund borrows more money than its cash or short-term cash equivalents and invests the proceeds in Senior Loans, the fund will create financial leverage. It will do so only when it expects to be able to invest the proceeds at a higher rate of return than its cost of borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.
The subadviser’s investment process is fundamentally driven and employs a value approach. The subadviser seeks to identify attractive industries, themes, and risk levels. The subadviser performs extensive credit and company analysis, i.e. management, loan structure, and financials, in its security selection process, which focuses on higher quality companies within each rating tier. The portfolio construction process utilizes both macro economic and fundamental analysis, and emphasizes portfolio diversification.
Temporary Defensive Strategy: When the subadviser determines that market conditions warrant, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. In such instances, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Newfleet Senior Floating Rate Fund157

Virtus Newfleet Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of providing a high level of current income that is exempt from federal income tax.
Principal Investment Strategies:
Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds of varying maturities, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. The term “bonds” includes municipal bonds, notes and lease obligations, and tax-exempt commercial paper. Issuers include states, territories and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities.
Debt obligations may be of any maturity. Investment grade debt obligations will normally be rated within the four highest rating categories by the nationally recognized statistical rating organizations at the time of investment. The fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. The fund may invest in unrated fixed income securities; the subadviser will determine such securities to be of comparable quality to either investment grade or below investment grade pursuant to procedures reviewed and approved by the Board of Trustees. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities (so-called “junk bonds”).
Securities are selected using an analytical approach that focuses on the relative value of the security considering its credit rating, coupon rate, call features, maturity, and average life.
Issuers are selected based on sector (utility, healthcare, transportation, etc.), and the geographic opportunity presented by areas and regions that are experiencing economic stability.
The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities, as well as municipal bonds subject to the federal alternative minimum tax. Income from these investments may be subject to federal, state, and local taxes.
Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
158Virtus Newfleet Tax-Exempt Bond Fund

Virtus Rampart Low Volatility Equity Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation with lower volatility than the U.S. equity markets over a full market cycle.
Principal Investment Strategies:
The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:
•
investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities,

•
selling (writing) equity index call options, and

•
buying call options on CBOE Volatility Index® (VIX®) futures.

Writing index call options and buying call options on VIX® futures are both techniques for limiting the volatility of the fund’s portfolio. Writing index call options is a way to monetize volatility, enhancing the fund’s risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, it also reduces the fund’s ability to profit from increases in the value of its equity portfolio. Buying call options on VIX® futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX® futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.
Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, including ETFs representing the equity securities markets.
To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the Investment Company Act of 1940 (the “1940 Act”). Absent an available exemption, a fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its assets in securities of all investment companies. The fund has obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond these statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The fund may rely on the various exemptive orders to invest in ETFs.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Rampart Low Volatility Equity Fund159

Virtus Sector Trend Fund

Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation.
Principal Investment Strategies:
The fund utilizes a rules based investment process and may invest in securities representing the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sector of the equity market. The fund will allocate to those sectors that the model determines are more likely to outperform the broad market and possess positive absolute momentum. When a sector does not possess positive absolute momentum, a defensive cash equivalent position may be built by allocating from those sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.
The adviser is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
160Virtus Sector Trend Fund

Virtus Vontobel Emerging Markets Opportunities Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of providing capital appreciation.
Principal Investment Strategies:
Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities or equity-linked instruments of issuers located in emerging markets countries. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. The World Bank and other international agencies define an emerging or developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund’s policy of investing at least 80% of its assets in the securities of issuers located in emerging markets countries may be changed only upon 60 days’ written notice to shareholders.
Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.
A company may be sensibly priced when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be sensibly priced due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.
The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.
In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.
Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Vontobel Emerging Markets Opportunities Fund161

Virtus Vontobel Foreign Opportunities Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation.
Principal Investment Strategies:
Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities of issuers located outside the United States, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2016, the fund was invested in issuers representing approximately 17 different countries. The fund’s policy of investing 80% of its assets in foreign equity securities may be changed only upon 60 days’ written notice to shareholders.
The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or ADRs. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.
Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.
A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.
Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed securities markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.
The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.
In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
162Virtus Vontobel Foreign Opportunities Fund

Virtus Vontobel Global Opportunities Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the fund invests in equity securities of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2016, the fund was invested in issuers representing approximately 10 different countries.
The fund will primarily hold securities of companies listed on established securities exchanges or quoted on an established over-the-counter market. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.
Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar investment criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.
A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.
Most of the fund’s assets will typically be invested in equity securities of issuers in countries that are generally considered to have developed securities markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.
The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.
In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
Virtus Vontobel Global Opportunities Fund163

Virtus Vontobel Greater European Opportunities Fund

Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation.
Principal Investment Strategies:
Under normal circumstances, at least 80% of the fund’s assets are invested in equity or equity-linked securities of issuers located in Europe, including issuers in emerging markets countries. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. As of September 30, 2016, the fund was invested in issuers representing approximately 11 different countries. The fund’s policy of investing 80% of its assets in European equity securities may be changed only upon 60 days’ written notice to shareholders.
The fund will primarily hold securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or ADRs. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.
Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.
A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.
Most of the fund’s assets are invested in equity securities of issuers in countries that are generally considered to have developed markets. The subadviser employs diversification by country and industry in an attempt to reduce risk.
The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.
In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.
Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
164Virtus Vontobel Greater European Opportunities Fund

More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objective, and each is not intended to be a complete investment program.
Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.
Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or a subadviser expects. As a result, the value of your shares may decrease.
Specific risks of investing in each fund are identified in the below table and described in detail following the table. For certain funds, the indicated risks apply indirectly through the fund’s investments in other funds.
Risks	Virtus Alternatives Diversifier Fund	Virtus Duff & Phelps Global Infrastructure Fund	Virtus Duff & Phelps Global Real Estate Securities	Virtus Duff & Phelps International Equity Fund	Virtus Duff & Phelps International Real Estate Securities Fund	Virtus Duff & Phelps Real Estate Securities Fund	Virtus Equity Trend Fund	Virtus Global Equity Trend Fund	Virtus Herzfeld Fund	Virtus Horizon International Wealth Masters Fund	Virtus Horizon Wealth Masters Fund	Virtus KAR Emerging Markets Small-Cap Fund	Virtus KAR International Small-Cap Fund	Virtus Multi-Asset Trend Fund
Affiliated Fund	X
Allocation	X
Call Options
Closed-End Funds									X
Discount from NAV									X
Leverage									X
Proxy Voting									X
Commodities Concentration
Commodity and Commodity-Linked Instruments	X								X					X
Convertible Securities									X
Correlation to Index										X	X
Debt Securities	X	X							X					X
Call	X	X							X					X
Credit	X	X							X					X
Interest Rate	X	X							X					X
Liquidity	X								X
Long-Term Maturities/Durations									X
Depositary Receipts				X								X	X
Derivatives	X	X		X					X
Equity REIT Securities	X		X		X	X			X		X			X
Equity Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Growth Stocks									X
Large Market Capitalization Companies	X	X	X	X	X	X	X	X	X	X	X			X
Small and Medium Market Capitalization Companies	X	X	X	X	X	X		X	X	X	X			X
Small Market Capitalization Companies									X			X	X
Value Stocks				X					X
Exchange-Traded Funds (“ETFs”)	X							X	X					X
Exchange-Traded Notes
Foreign Currency Transactions			X		X				X				X
Foreign Investing	X	X	X	X	X			X	X	X		X	X	X
Currency Rate	X	X	X	X	X			X	X	X		X	X	X
Emerging Market Investing	X		X	X	X			X	X			X	X	X
Equity-Linked Instruments									X			X
Fund of Funds	X							X	X					X
Geographic Concentration			X		X				X
High Yield-High Risk Securities (Junk Bonds)	X								X					X
Income	X	X							X					X
Virtus Mutual Funds165

Risks	Virtus Alternatives Diversifier Fund	Virtus Duff & Phelps Global Infrastructure Fund	Virtus Duff & Phelps Global Real Estate Securities	Virtus Duff & Phelps International Equity Fund	Virtus Duff & Phelps International Real Estate Securities Fund	Virtus Duff & Phelps Real Estate Securities Fund	Virtus Equity Trend Fund	Virtus Global Equity Trend Fund	Virtus Herzfeld Fund	Virtus Horizon International Wealth Masters Fund	Virtus Horizon Wealth Masters Fund	Virtus KAR Emerging Markets Small-Cap Fund	Virtus KAR International Small-Cap Fund	Virtus Multi-Asset Trend Fund
Industry/Sector Concentration	X	X	X		X	X	X	X	X					X
Infrastructure-Related Investment	X	X							X
Leverage	X
Limited Number of Investments									X			X	X
Liquidity	X								X
Loans									X
Low Volatility Strategy
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Master Limited Partnership (“MLP”)	X								X
Mortgage-Backed and Asset-Backed Securities									X
Municipal Bond Market									X
Non-Diversification	X								X
Portfolio Turnover							X	X						X
Preferred Stock	X	X							X				X
Quantitative Model							X	X						X
Real Estate			X		X	X			X					X
Sector Focused Investing			X		X	X	X		X	X	X
Short Sales	X								X
Short-Term Investments							X	X	X					X
Tax-Exempt Securities									X
Tax Liability									X
Unrated Fixed Income Securities	X								X
U.S. Government Securities							X	X	X					X
Risks	Virtus Newfleet Bond Fund	Virtus Newfleet CA Tax-Exempt Bond Fund	Virtus Newfleet High Yield Fund	Virtus Newfleet Low Duration Income Fund	Virtus Newfleet Multi-Sector Intermediate Bond Fund	Virtus Newfleet Multi-Sector Short Term Bond Fund	Virtus Newfleet Senior Floating Rate Fund	Virtus Newfleet Tax-Exempt Bond Fund	Virtus Rampart Low Volatility Equity Fund	Virtus Sector Trend Fund	Virtus Vontobel Emerging Markets Opportunities Fund	Virtus Vontobel Foreign Opportunities Fund	Virtus Vontobel Global Opportunities Fund	Virtus Vontobel Greater European Opportunities Fund
Affiliated Fund
Allocation
Call Options									X
Closed-End Funds
Discount from NAV
Leverage
Proxy Voting
Commodities Concentration
Commodity and Commodity-Linked Instruments
Convertible Securities
Correlation to Index
Debt Securities	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X	X	X
Liquidity							X
Long-Term Maturities/Durations	X	X	X		X
Depositary Receipts												X
Derivatives							X		X
Equity REIT Securities
Equity Securities									X	X	X	X	X	X
166Virtus Mutual Funds

Risks	Virtus Newfleet Bond Fund	Virtus Newfleet CA Tax-Exempt Bond Fund	Virtus Newfleet High Yield Fund	Virtus Newfleet Low Duration Income Fund	Virtus Newfleet Multi-Sector Intermediate Bond Fund	Virtus Newfleet Multi-Sector Short Term Bond Fund	Virtus Newfleet Senior Floating Rate Fund	Virtus Newfleet Tax-Exempt Bond Fund	Virtus Rampart Low Volatility Equity Fund	Virtus Sector Trend Fund	Virtus Vontobel Emerging Markets Opportunities Fund	Virtus Vontobel Foreign Opportunities Fund	Virtus Vontobel Global Opportunities Fund	Virtus Vontobel Greater European Opportunities Fund
Growth Stocks													X
Large Market Capitalization Companies									X	X	X	X	X	X
Small and Medium Market Capitalization Companies											X	X	X	X
Small Market Capitalization Companies
Value Stocks
Exchange-Traded Funds (“ETFs”)									X
Exchange-Traded Notes
Foreign Currency Transactions	X		X		X	X	X
Foreign Investing	X		X	X	X	X	X				X	X	X	X
Currency Rate	X		X	X	X	X	X				X	X	X	X
Emerging Market Investing	X		X	X	X	X					X	X	X	X
Equity-Linked Instruments											X	X	X	X
Fund of Funds									X
Geographic Concentration		X												X
High Yield-High Risk Securities (Junk Bonds)	X	X	X	X	X	X	X	X
Income				X				X
Industry/Sector Concentration			X							X
Infrastructure-Related Investment
Leverage							X
Limited Number of Investments
Liquidity
Loans	X				X		X
Low Volatility Strategy									X
Market Volatility	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Master Limited Partnership (“MLP”)
Mortgage-Backed and Asset-Backed Securities	X		X	X	X	X
Municipal Bond Market		X						X
Non-Diversification
Portfolio Turnover										X
Preferred Stock
Quantitative Model										X
Real Estate
Sector Focused Investing
Short Sales									X
Short-Term Investments										X
Tax-Exempt Securities		X						X
Tax Liability		X						X
Unrated Fixed Income Securities		X					X
U.S. Government Securities	X		X		X	X				X
Affiliated Fund
The fund’s adviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds to serve as underlying funds, which may create a conflict of interest because the adviser receives fees from affiliated funds, some of which pay the adviser more than others. However, as a fiduciary to the fund the adviser is obligated to act in the fund’s best interest when selecting underlying funds.
Virtus Mutual Funds167

Allocation
A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
Call Options Risks
•
Written Index Call Option Risk. A liquid market may not exist for options held by the fund. If the fund is not able to close out a written call option position, the fund may not be able to sell the underlying security. The fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. If the fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes once the calls are closed at a profit. Distributions of net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The fund is not designed for investors seeking a tax efficient investment.

•
Purchased Call Option Risk. When the fund purchases a call option on a security, index or index future, it may lose the entire premium paid if the underlying security, index or index future does not increase in value. The fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the fund.

Closed-End Fund Investment
Investing in closed-end funds involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the fund level may be reduced by the operating expenses and fees of such other closed-end funds, including advisory fees. There can be no assurance that the investment objective of any fund in which the fund invests will be achieved. Closed-end funds are subject to the risks of investing in the underlying securities. The fund, as a holder of the securities of a closed-end fund, will bear its pro rata portion of the closed-end fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations. To the extent the fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a stockholder in the fund will bear not only his proportionate share of the expenses of the fund, but also, indirectly, the expenses of the purchased investment company. The market price of a closed-end fund fluctuates and may be either higher or lower than the NAV of such closed-end fund.
•
Discount from Net Asset Value. Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities. Whether the fund will realize gains or losses upon the sale of shares of underlying closed-end funds will depend not upon the underlying closed-end funds’ net asset values, but entirely upon whether the market price of the shares at the time of sale is above or below the purchase price for the shares.

•
Leverage Risk. Closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock, borrowing from banks or other methods. While this leverage often serves to increase yield, it also subjects a closed-end fund to increased risks. These risks may include the likelihood of increased price and NAV volatility and the possibility that such closed-end fund’s common stock income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. The use of leverage is premised upon the expectation that the cost of leverage will be lower than the return on the investments made with the proceeds. However, if the income or capital appreciation from the securities purchased with such proceeds is not sufficient to cover the cost of leverage or if the closed-end fund incurs capital losses, the return to common stockholders, such as the fund, will be less than if leverage had not been used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

•
Proxy Voting. To comply with provisions of the 1940 Act, on any matter upon which stockholders of a closed-end fund in which the fund has invested are solicited to vote, the fund’s investment adviser will vote such shares in the same general proportion as shares held by other stockholders of such closed-end fund or seek instructions from the fund’s stockholders with regard to the voting on such matter. Compliance with such provisions regarding its

168Virtus Mutual Funds

voting of proxies may cause the fund to incur additional costs. In addition, if the fund votes its proxies in the same general proportion as shares held by other stockholders, the fund may be required to vote contrary to that which the adviser believes is in the fund’s best interests in light of its investment objective and strategy.
Strategies may be employed by an underlying investment company that, under certain circumstances, has the effect of reducing its share price and the fund’s proportionate interest. These include rights offerings in which the fund does not subscribe. However, the fund would subscribe only when the subadviser believes participation is consistent with pursuing the fund’s investment objective.
Commodities Concentration
The value of the investments of a fund that focuses its investments in a particular industry or market sector, such as commodities and commodities-related companies, will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular industry or market sector. Events negatively affecting commodities and commodities-related companies in which the fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
Commodity and Commodity-Linked Instruments
Investments by a fund in commodities or commodity-linked instruments may subject the fund’s portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which a fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Correlation to Index
The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, whether the fund obtains every security in its index, complexities of investing in foreign markets and timing differences associated with additions to and deletions from its index.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
•
Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk. Senior Floating Rate Fund:

Virtus Mutual Funds169

Generally, Senior Loans are less susceptible to this risk than certain other types of fixed income securities, because the payment of principal and interest on Senior Loans will take precedence over other payment obligations of the borrower.
•
Interest Rate Risk.  The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
•
Limited Voting Rights Risk.  Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•
Liquidity Risk.  Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•
Long-Term Maturities/Durations Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

•
Redemption Risk.  Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Depositary Receipts
Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies.
Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
170Virtus Mutual Funds

Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, each fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.
There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Equity REIT Securities
REITs are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. A fund that invests in REITs and REIT-like entities will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the fund.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.
•
Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•
Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Virtus Mutual Funds171

•
Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•
Small Market Capitalization Companies Risk. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•
Value Stocks Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Exchange-Traded Funds (ETFs)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Exchange-Traded Notes (ETNs)
ETNs are unsecured, unsubordinated debt securities that have characteristics and risks similar to those of fixed income securities and trade on an exchange in a manger similar to shares of ETFs. This type of security differs from typical bonds and notes, however, because ETN returns are based upon the performance of a market index minus applicable fees and expenses, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity or security. A fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If a fund must sell some or all of its ETN holdings and the secondary market is weak, the fund might have to sell such holdings at a discount. If a fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty risk and debt securities risks.
Foreign Currency Transactions
A fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such transactions may not prove successful or may have the effect of limiting gains from favorable markets movements.
A fund may use derivatives to acquire positions in various currencies, which presents the risk that the fund could lose money on its exposure to a particular currency and also lose money on the derivative. A fund also may take positions in currencies that do not correlate to the currency exposure presented by the fund’s other investments. As a result, the fund’s currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.
172Virtus Mutual Funds

Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•
Emerging Market Investing Risk.  The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

•
Equity-Linked Instruments Risk. Equity-linked instruments are instruments of various types issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security, including benefits from dividends and other corporate actions, but without certain rights of direct investment in the referenced securities, such as voting rights. In addition to the market and other risks of the referenced equity security, equity-linked instruments involve counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, a fund will invest in equity-linked instruments in order to obtain exposure to certain countries in which it does not have local accounts.

Fund of Funds
Achieving the fund’s objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since the fund’s performance depends on that of each underlying mutual fund, it may be subject to increased volatility.
Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
Virtus Mutual Funds173

The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.
Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.
Geographic Concentration
The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among S&P, Fitch and Moody's is used to determine the security's classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for a fund's subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Income
The income shareholders receive from a fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase. In certain circumstances, a fund may be treated as receiving income even though no cash is received. A fund may not be able to pay distributions, or may have to reduce distribution levels, if the cash distributions that the fund receives from its investments decline. For investments in inflation-protected treasuries (TIPS), income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.
Industry/Sector Concentration
The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
Infrastructure-Related Investment
Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Leverage
When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses
174Virtus Mutual Funds

leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.
Limited Number of Investments
Because the fund invests in a limited number of securities, the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
Liquidity
Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.
In addition to this, certain shareholders, including affiliates of a fund’s investment adviser and/or subadviser(s), may from time to time own or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their shares of the fund may increase the fund’s liquidity risk by causing the fund to have to sell securities at an unfavorable time and/or price.
Loans
Investing in loans (including floating rate loans, loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, a fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.
Transactions in many loans settle on a delayed basis that may take more than seven days. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.
Low Volatility Strategy
The effectiveness of the techniques used to attempt to limit the volatility in a fund’s portfolio may be reduced if the prices of portfolio securities and call options move in unexpected ways. This may limit the fund’s gains or expose the fund to losses. The success of these techniques will depend in part upon the subadviser’s ability to correctly predict the movement of the call options in relation to the rest of the fund’s portfolio. A fund’s use of these techniques may also increase the amount of taxes payable by the fund or its shareholders.
Market Volatility
The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in
Virtus Mutual Funds175

some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.
Master Limited Partnership (MLP)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.
Certain MLPs in which a fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the fund, would be adversely affected.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Municipal Bond Market
The amount of public information available about municipal bonds is generally less than that of corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.
176Virtus Mutual Funds

Non-Diversification
As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.
Portfolio Turnover
A fund’s investment strategy may result in consistently frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.
Preferred Stocks
Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.
Quantitative Model
Certain funds rely heavily on quantitative models, which are constructed using information and data supplied by third-party vendors. When a model proves to be incorrect or incomplete, any decisions made in reliance thereon expose the fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is inputted correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics such as derivative securities, or may perform differently from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns.
Use of a model does not guarantee any particular results. The rebalancing techniques used by the fund’s subadviser may result in a higher portfolio turnover rate and related expenses compared to traditional “buy and hold” or index fund strategies. A higher portfolio turnover rate increases the likelihood of higher gains or losses for investors. In addition, others may attempt to utilize public information related to the fund’s investment strategy in a way that may affect performance.
Real Estate Investment
Investing in companies that invest in real estate (“Real Estate Companies”) exposes the fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real Estate Companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.
•
REIT and REOC Securities Risks. Investing in Real Estate Investment Trusts (REITs) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified

Virtus Mutual Funds177

investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company. A Real Estate Operating Company (“REOC”) is similar to an equity REIT in that it owns and operates commercial real estate, but unlike a REIT it has the freedom to retain all its funds from operations and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, if at all, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the federal tax treatment that is accorded a REIT. A fund also may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.
Sector Focused Investing
The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.
Short Sales
A fund may engage in short sales, which are transactions in which a fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. A fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Tax-Exempt Securities
Tax-exempt securities may not provide a higher after-tax return than taxable securities, or the tax-exempt status of such securities may be lost or limited.
Tax Liability
Distributions by a fund could become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.
Unrated Fixed Income Securities
A fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed-income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of
178Virtus Mutual Funds

such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Virtus Mutual Funds179

Management of the Funds

The Adviser
VIA is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of September 30, 2016, VIA had approximately $26.3 billion in assets under management. VIA has acted as an investment adviser for over 80 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), a publicly traded multi-manager asset management business.
Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers, and for certain of the funds, recommending their hiring, termination and replacement.
VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. For Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, VIA is responsible for the day-to-day management of the fund’s investments and manages the investments of the fund to conform with its investment policies as described in this prospectus. For all of the other funds, each subadviser manages the investments of that fund to conform with its investment policies as described in this prospectus.
Virtus Duff & Phelps Global Infrastructure Fund	Duff & Phelps
Virtus Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps
Virtus Duff & Phelps International Equity Fund	Duff & Phelps
Virtus Duff & Phelps International Real Estate Securities Fund	Duff & Phelps
Virtus Duff & Phelps Real Estate Securities Fund	Duff & Phelps
Virtus Herzfeld Fund	Herzfeld
Virtus Horizon International Wealth Masters Fund	Horizon
Virtus Horizon Wealth Masters Fund	Horizon
Virtus KAR Emerging Markets Small-Cap Fund	KAR
Virtus KAR International Small-Cap Fund	KAR
Virtus Newfleet Bond Fund	Newfleet
Virtus Newfleet CA Tax-Exempt Bond Fund	Newfleet
Virtus Newfleet High Yield Fund	Newfleet
Virtus Newfleet Low Duration Income Fund	Newfleet
Virtus Newfleet Multi-Sector Intermediate Bond Fund	Newfleet
Virtus Newfleet Multi-Sector Short Term Bond Fund	Newfleet
Virtus Newfleet Senior Floating Rate Fund	Newfleet
Virtus Newfleet Tax-Exempt Bond Fund	Newfleet
Virtus Rampart Low Volatility Equity Fund	Rampart
Virtus Vontobel Emerging Markets Opportunities Fund	Vontobel
Virtus Vontobel Foreign Opportunities Fund	Vontobel
Virtus Vontobel Global Opportunities Fund	Vontobel
Virtus Vontobel Greater European Opportunities Fund	Vontobel
Management Fees
Each fund, except Virtus Alternatives Diversifier Fund, pays VIA an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates. Virtus Alternatives Diversifier Fund does not pay an investment management fee.
Virtus Newfleet Tax-Exempt Bond Fund	0.45%
	First $1 billion	$1+ billion
Virtus Herzfeld Fund	1.00%	0.95%
Virtus Horizon International Wealth Masters Fund	0.90%	0.85%
Virtus Horizon Wealth Masters Fund	0.85%	0.80%
Virtus KAR Emerging Markets Small-Cap Fund	1.20%	1.15%
Virtus KAR International Small-Cap Fund	1.00%	0.95%
180Virtus Mutual Funds

	First $1 billion	$1+ billion
Virtus Newfleet Bond Fund	0.45%	0.40%
Virtus Sector Trend Fund	0.45%	0.40%
Virtus Vontobel Emerging Markets Opportunities Fund	1.00%	0.95%
Virtus Vontobel Greater European Opportunities Fund	0.85%	0.80%
	First $4 Billion	$4+ Billion
Virtus Equity Trend Fund	1.00%	0.95%
	First $1 billion	$1+ billion through $2 billion	$2+ billion
Virtus Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Virtus Duff & Phelps Global Real Estate Securities Fund	0.85%	0.80%	0.75%
Virtus Duff & Phelps International Real Estate Securities Fund	1.00%	0.95%	0.90%
Virtus Duff & Phelps Real Estate Securities Fund	0.75%	0.70%	0.65%
Virtus Newfleet CA Tx-Exempt Bond Fund	0.45%	0.40%	0.35%
Virtus Newfleet High Yield Fund	0.65%	0.60%	0.55%
Virtus Newfleet Low Duration Income Fund	0.55%	0.50%	0.45%
Virtus Newfleet Multi-Sector Intermediate Bond Fund	0.55%	0.50%	0.45%
Virtus Vontobel Global Opportunities Fund	0.85%	0.80%	0.75%
	First $2 billion	$2+ billion through $4 billion	$4+ billion
Virtus Duff & Phelps International Equity Fund	0.85%	0.80%	0.75%
Virtus Global Equity Trend Fund	1.00%	0.95%	0.90%
Virtus Multi-Asset Trend Fund	1.00%	0.95%	0.90%
Virtus Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
Virtus Rampart Low Volatility Equity Fund	0.95%	0.90%	0.85%
Virtus Vontobel Foreign Opportunities Fund	0.85%	0.80%	0.75%
	First $1 billion	$1+ billion through $2 billion	$2+ billion through $10 billion	$10+ billion
Virtus Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%
In its last fiscal year, those funds that had been in operation for at least one year paid fees to the adviser at the following percentage of average net assets:
Virtus Duff & Phelps Global Infrastructure Fund	0.65%
Virtus Duff & Phelps Global Real Estate Securities Fund	0.85%
Virtus Duff & Phelps International Equity Fund	0.85%
Virtus Duff & Phelps International Real Estate Securities Fund	1.00%
Virtus Duff & Phelps Real Estate Securities Fund	0.73%
Virtus Equity Trend Fund	1.00%
Virtus Global Equity Trend Fund	1.00%
Virtus Herzfeld Fund	1.00%
Virtus Horizon International Wealth Masters Fund	0.90%
Virtus Horizon Wealth Masters Fund	0.85%
Virtus KAR Emerging Markets Small-Cap Fund	1.20%
Virtus KAR International Small-Cap Fund	1.00%
Virtus Multi-Asset Trend Fund	1.00%
Virtus Newfleet Bond Fund	0.45%
Virtus Newfleet CA Tax-Exempt Bond Fund	0.45%
Virtus Newfleet High Yield Fund	0.65%
Virtus Mutual Funds181

Virtus Newfleet Low Duration Income Fund	0.55%
Virtus Newfleet Multi-Sector Intermediate Bond Fund	0.55%
Virtus Newfleet Senior Floating Rate Fund	0.60%
Virtus Newfleet Multi-Sector Short Term Bond Fund	0.47%
Virtus Newfleet Senior Floating Rate Fund	0.60%
Virtus Newfleet Tax-Exempt Bond Fund	0.45%
Virtus Rampart Low Volatility Equity Fund	0.95%
Virtus Sector Trend Fund	0.45%
Virtus Vontobel Emerging Markets Opportunities Fund	0.95%
Virtus Vontobel Foreign Opportunities Fund	0.85%
Virtus Vontobel Global Opportunities Fund	0.85%
Virtus Vontobel Greater European Opportunities Fund	0.85%
The Subadvisers
Duff  & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff  & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff  & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of September 30, 2016, Duff  & Phelps had approximately $10.6 billion in assets under management on a discretionary basis.
Herzfeld is located at 119 Washington Avenue, Suite 504, Miami, FL 33139. Herzfeld has specialized in the closed-end fund industry since its founding in 1984. As of September 30, 2016, Herzfeld had $305 million in assets under management.
Horizon is located at 470 Park Avenue South, New York, NY 10016 and has been an investment adviser since 1994. Horizon is owned by Horizon Kinetics LLC (“Horizon Kinetics”), an independently owned and operated firm formed in May 2011. As of September 30, 2016, Horizon Kinetics had approximately $5.9 billion in assets under management.
KAR, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of September 30, 2016, KAR had approximately $12 billion in assets under management.
Newfleet, an affiliate of VIA, is located at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2016, Newfleet had approximately $11.9 billion in assets under management. Newfleet has been an investment adviser since 1989.
Rampart, an affiliate of VIA, is located at One International Place, 14th Floor, Boston, MA 02110. Rampart has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of September 30, 2016, Rampart had approximately $682 million in assets under management.
Vontobel is located at 1540 Broadway, 38th Floor, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as subadviser to six series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of September 30, 2016, Vontobel managed approximately $37 billion.
VIA pays each subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:
Virtus Duff & Phelps Global Infrastructure Fund	50% of net investment management fee
Virtus Duff & Phelps Global Real Estate Securities Fund	50% of net investment management fee
Virtus Duff & Phelps International Equity Fund	50% of net investment management fee
Virtus Duff & Phelps International Real Estate Securities Fund	50% of net investment management fee
Virtus Duff & Phelps Real Estate Securities Fund	50% of net investment management fee
Virtus Herzfeld Fund	50% of net investment management fee
Virtus Horizon International Wealth Masters Fund	50% of net investment management fee
Virtus Horizon Wealth Masters Fund	50% of net investment management fee
Virtus KAR Emerging Markets Small-Cap Fund	50% of net investment management fee
182Virtus Mutual Funds

Virtus KAR International Small-Cap Fund	50% of net investment management fee
Virtus Newfleet Bond Fund	50% of net investment management fee
Virtus Newfleet CA Tax-Exempt Bond Fund	50% of net investment management fee
Virtus Newfleet High Yield Fund	50% of net investment management fee
Virtus Newfleet Low Duration Income Fund	50% of net investment management fee
Virtus Newfleet Multi-Sector Intermediate Bond Fund	50% of net investment management fee
Virtus Newfleet Multi-Sector Short Term Bond Fund	50% of net investment management fee
Virtus Newfleet Senior Floating Rate Fund	50% of net investment management fee
Virtus Newfleet Tax-Exempt Bond Fund	50% of net investment management fee
Virtus Rampart Low Volatility Equity Fund	50% of net investment management fee
Virtus Vontobel Emerging Markets Opportunities Fund	50% of net investment management fee
Virtus Vontobel Foreign Opportunities Fund	50% of net investment management fee
Virtus Vontobel Global Opportunities Fund	50% of net investment management fee
Virtus Vontobel Greater European Opportunities Fund	50% of net investment management fee
A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements for Virtus Newfleet Low Duration Income Fund, Virtus Newfleet Tax-Exempt Bond Fund and Virtus Vontobel Emerging Markets Opportunities Fund is available in the Predecessor Funds’ 2015 annual report, covering the period January 1, 2015 through December 31, 2015. A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements for all other funds is available in the funds’ 2016 semiannual report, covering the period October 1, 2015 through March 31, 2016.
VIA and the funds, except Virtus Duff  & Phelps International Real Estate Securities Fund, Virtus Duff  & Phelps Real Estate Securities Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, and Virtus Sector Trend Fund, have received an exemptive order from the SEC that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.
Portfolio Management
The following individuals are jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
Duff  & Phelps
Virtus Duff & Phelps Global Infrastructure Fund	Connie M. Luecke, CFA Randle L. Smith, CFA (both since the fund’s inception in 2004)
Virtus Duff & Phelps Global Real Estate Securities Fund	Geoffrey P. Dybas, CFA Frank J. Haggerty, Jr., CFA (both since the fund’s inception in 2009)
Virtus Duff & Phelps International Equity Fund	Frederick A. Brimberg (since May 2013)
Virtus Duff & Phelps International Real Estate Securities	Geoffrey P. Dybas, CFA Frank J. Haggerty, Jr., CFA (both since the fund’s inception in 2007)
Virtus Duff & Phelps Real Estate Securities Fund	Geoffrey P. Dybas, CFA (since 1998) Frank J. Haggerty, Jr., CFA (since 2007)
Frederick A. Brimberg. Mr.Brimberg is Senior Managing Director and International Equity Portfolio Manager at Duff  & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), an affiliate of Duff  & Phelps and VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.
Geoffrey P. Dybas, CFA. Mr. Dybas joined Duff  & Phelps in 1995 and serves as Senior Managing Director, Global Real Estate Securities team head and Senior Portfolio Manager (since 2007). He is Senior Portfolio Manager and
Virtus Mutual Funds183

co-founder for all dedicated REIT portfolios managed by Duff  & Phelps, inclusive of the real estate strategies in the Virtus Opportunities Trust. In addition, Mr. Dybas manages the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; an affiliated mutual fund series offered under certain universal life insurance and annuity products; and separate institutional accounts.
Frank J. Haggerty Jr., CFA. Mr. Haggerty is Senior Managing Director of Duff  & Phelps and Portfolio Manager (since 2007) for Duff  & Phelps and has served as a Senior Real Estate Securities Analyst since joining the firm in 2005, providing support for the dedicated REIT products managed by Duff  & Phelps, inclusive of the real estate strategies in the Virtus Opportunities Trust. Mr. Haggerty is also a Portfolio Manager for the REIT portfolio within the DNP Select Income Fund Inc., a closed-end mutual fund; an affiliated mutual fund series offered under certain universal life insurance and annuity products; and separate institutional accounts. Prior to joining Duff  & Phelps, Mr. Haggerty was a senior analyst and portfolio manager at ABN AMRO Asset Management for seven years.
Connie M. Luecke, CFA. Ms. Luecke joined Duff  & Phelps in 1992 and serves as Senior Managing Director. She has served as the co-portfolio manager of the Virtus Duff  & Phelps Global Infrastructure Fund since its inception in 2004 as well as co-portfolio manager of Virtus Total Return Fund. Ms. Luecke has been the senior telecommunications analyst for the DNP Select Income Fund Inc. since 1996. Ms. Luecke concentrates her research on the global telecommunications industry. Prior to joining Duff  & Phelps, Ms. Luecke was a financial valuation consultant with Coopers & Lybrand for two years and research assistant with Harris Associates L.P. for six years.
Randle L. Smith, CFA. Mr. Smith joined Duff  & Phelps in 1990 and serves as a Senior Managing Director. He has served as the co-portfolio manager of the Global Infrastructure Fund since its inception in 2004 as well as co-portfolio manager of Virtus Total Return Fund. Mr. Smith has been a senior utilities analyst for the DNP Select Income Fund Inc. since 1996. Mr. Smith concentrates his research on the global utilities, transportation and energy infrastructure industries. Prior to joining Duff  & Phelps, Mr. Smith worked for eight years at NiSource, an Indiana-based electric and gas utility company.
Herzfeld
Virtus Herzfeld Fund	Erik M. Herzfeld Thomas J. Herzfeld (both since the fund's inception in September 2012)
Erik M. Herzfeld. Mr. Herzfeld is President at Herzfeld and is responsible for closed-end fund trading and portfolio management activities. He also serves as portfolio manager for a closed-end fund managed by Herzfeld. Before joining the firm in 2007, he served in quantitative research and trading roles with both Lehman Brothers (1998 to 2000) and JPMorgan (2000 to 2007), where he served as a Vice President in New York and Asia.
Thomas J. Herzfeld. Mr. Herzfeld is the Chairman of Herzfeld. He also serves as portfolio manager for closed-end fund trading programs and a closed-end fund managed by Herzfeld. He is author of the first textbook published on the subject of closed-end funds, The Investor’s Guide to Closed-End Funds (McGraw-Hill, 1979), as well as five other books dedicated to the industry. He is widely considered to be the leading expert in the field of closed-end funds. Mr. Herzfeld has been quoted in thousands of articles and has written hundreds of his own on the subject of closed-end funds. He has written periodically for Barron’s and has made television appearances on Wall Street Week, The Nightly Business Report and CNBC. Prior to 1981, Mr. Herzfeld was Executive Vice President and Director of a NYSE member firm.
Horizon
Virtus Horizon International Wealth Masters Fund	Matthew Houk Murray Stahl (both since the fund's inception in November 2014)
Virtus Horizon Wealth Masters Fund	Matthew Houk Murray Stahl (both since the fund’s inception in September 2012)
Matthew Houk. Mr. Houk is a Portfolio Manager at Horizon and has portfolio management and research responsibilities at Horizon Kinetics. He is a member of the investment committee where he has responsibilities in the identification, analysis and monitoring of certain investment opportunities for the Firm. Mr. Houk is also a Co-Portfolio Manager of three funds managed by an affiliate of Horizon. He joined the Firm in 2008; previously, Mr. Houk was with Goldman, Sachs & Co.
184Virtus Mutual Funds

Murray Stahl. Mr. Stahl is a Portfolio Manager at Horizon and is Chief Executive Officer, Chairman of the Board and is a co-founder of Horizon Kinetics. Mr. Stahl serves as the Firm's Chief Investment Officer, and chairs the Firm's Investment Committee, which is responsible for portfolio management decisions across the entire firm. Prior to co-founding the Firm, he spent 16 years at Bankers Trust Company (1978-1994) as a senior portfolio manager and research analyst where he managed trust assets and was deeply involved in new product development.
KAR
Virtus KAR Emerging Markets Small-Cap Fund	Hyung Kim (since April 2017) Craig Thrasher, CFA (since the fund’s inception in December 2013)
Virtus KAR International Small-Cap Fund	Craig Stone (since inception in September 2012) Craig Thrasher, CFA (since inception in September 2012)
Hyung Kim. Mr. Kim is a Portfolio Manager and Senior Research Analyst at KAR (since 2017). Prior to joining KAR, Mr. Kim was an International Equity Analyst for Advisory Research Inc. (since 2010).
Craig Stone. Mr. Stone is a Portfolio Manager and Senior Research Analyst at KAR. Before joining KAR in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 26 years of investment industry experience.
Craig Thrasher, CFA. Mr. Thrasher is a Portfolio Manager and Research Analyst at KAR. Before joining KAR in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst, and at Webbush Morgan Securities in correspondent credit. He has approximately 12 years of equity research experience.
Newfleet
Virtus Newfleet Bond Fund	David L. Albrycht, CFA (since 2012) Stephen H. Hooker, CFA (since April 2017)
Virtus Newfleet CA Tax-Exempt Bond Fund	Timothy M. Heaney, CFA (since 1997)
Virtus Newfleet High Yield Fund	David L. Albrycht, CFA (since 2011) Kyle A. Jennings, CFA (since 2011) Francesco Ossino (since 2012) Jonathan R. Stanley, CFA (since 2012)
Virtus Newfleet Low Duration Income Fund	David L. Albrycht, CFA (since May 2012) Benjamin Caron, CFA (since May 2012) Lisa M. Baribault (since January 2017)
Virtus Newfleet Multi-Sector Intermediate Bond Fund	David L. Albrycht, CFA (since 1994)
Virtus Newfleet Multi-Sector Short Term Bond Fund	David L. Albrycht, CFA (since 1993)
Virtus Newfleet Senior Floating Rate Fund	David L. Albrycht, CFA (since 2008) Kyle A. Jennings, CFA (since 2008) Francesco Ossino (since 2012)
Virtus Newfleet Tax-Exempt Bond Fund	Timothy M. Heaney, CFA (since June 2012) Lisa H. Leonard (since June 2012)
David L. Albrycht, CFA. Mr. Albrycht is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income and variable investment options as well as two closed-end funds.
Lisa M. Baribault. Ms. Baribault is a Director and Portfolio Manager at Newfleet (since 2011). Prior to 2011, Ms. Baribault was a manager of Investment Accounting at Phoenix Life Insurance Company. Ms. Baribault began her career in the investment industry in 2003.
Benjamin Caron, CFA. Mr. Caron is Senior Managing Director and Portfolio Manager at Newfleet (since June 2011). Prior to June 2011, Mr. Caron was on the fixed income team at Goodwin. Mr. Caron also is a portfolio manager of a closed-end fund managed by Newfleet, in addition to assisting the senior portfolio manager in the management of several open-end funds managed by Newfleet. Mr. Caron joined Goodwin in 2002 as a client service associate for the institutional markets group focusing on institutional fixed income clients.
Virtus Mutual Funds185

Timothy M. Heaney, CFA. Mr. Heaney is Senior Managing Director and Senior Portfolio Manager—Municipal Securities at Newfleet (since 2011) and served as Senior Vice President and Portfolio Manager, Fixed Income of VIA (2008 to 2011). Previously, he was associated with Goodwin (2007 to 2008), at which time it was an affiliate of VIA, and was also Managing Director, Fixed Income (1997 to 2007), Director, Fixed Income Research (1996 to 1997) and Investment Analyst (1992 to 1996) of VIA. Mr. Heaney also manages high net worth municipal bond portfolios for Newfleet and institutional municipal bond portfolios for Virtus’ affiliated manager, Duff  & Phelps, as well as DTF Tax-Free Income, Inc., a closed-end fund managed by Duff  & Phelps.
Stephen H. Hooker, CFA. Mr. Hooker is a Managing Director and Portfolio Manager at Newfleet (since 2011). He is responsible for the paper and packaging and chemicals industry sectors, and the Eastern Europe, Middle East, and Africa sovereign credit sector. From 2005 until 2011, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. Prior to 2005, he was at Goodwin for 12 years, serving in various capacities, including as a senior credit analyst and emerging markets sector manager on its fixed income team.
Kyle A. Jennings, CFA. Mr. Jennings is Senior Managing Director and Head of Credit Research (since 2011). Prior to joining Newfleet, Mr. Jennings was Managing Director of Goodwin. Previously, he was associated with VIA, which at the time was an affiliate of Goodwin, and has been a member of the corporate credit research team since 1998. He is the sector manager for the leveraged loan sector of the multi-sector fixed income strategies of Newfleet. He has over 20 years of investment experience.
Lisa H. Leonard. Ms. Leonard is Managing Director and Portfolio Manager—Municipal Securities at Newfleet (since 2011) and served as Vice President and Portfolio Manager, Fixed Income of VIA (2008 to 2011). Previously, she was associated with Goodwin (2007 to 2008), at which time it was an affiliate of VIA, and was also Director, Municipal Research (1998 to 2007), Director, Investment Operations (1994 to 1998) and Fixed Income Trader (1987 to 1993) of VIA. Ms. Leonard manages high net worth municipal bond portfolios for Newfleet and institutional municipal bond portfolios for Duff  & Phelps. Ms. Leonard also manges a closed-end fund managed by an affiliate of Newfleet and VIA.
Francesco Ossino. Mr. Ossino is Senior Managing Director and Sector Head of the Bank Loan asset class at Newfleet, with a primary focus on floating rate bank loan products. Prior to joining Virtus in August 2012, Mr. Ossino was a portfolio manager at Hartford Investment Management Company (2004 to 2012), where he managed mutual funds focused on bank loans and a commingled bank loan portfolio for institutional investors. Previously, he held a variety of credit analyst and portfolio management positions at CIGNA (2002 to 2004), HVB Bank (2000 to 2002) and FleetBoston Financial (1996 to 2000).
Jonathan R. Stanley, CFA. Mr. Stanley is Managing Director of Fixed Income Research and sector manager for high yield credit, at Newfleet (since 2011). He is also responsible for the consumer products, food and beverage, restaurants, retail and metals and mining industries, and the Asian sovereign credit sector. Prior to joining Newfleet, he was on the fixed income team at Goodwin, serving as sector manager for high yield credit. Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. Mr. Stanley joined Goodwin in 1996. From 2001 to 2006, he was a portfolio manager age Global Financial Private Capital. He rejoined Goodwin in 2006 as a member of the corporate credit research group and assumed responsibilities for the management of the high yield sector in 2008.
Rampart
Virtus Rampart Low Volatility Equity Fund	Michael Davis (since September 2016) Brendan R. Finneran (since June 2013) Robert F. Hofeman, Jr. (since June 2013) Warun Kumar (since September 2016)
Michael Davis. Mr. Davis is a Portfolio Manager at Rampart (since September 2016) and at VIA (since 2014) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.
Brendan R. Finneran. Mr. Finneran serves as Portfolio Manager and Trader at Rampart. Mr. Finneran joined Rampart in July of 2008 and has 14 years of investment experience. Prior to Rampart, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing
186Virtus Mutual Funds

and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Brendan held various positions at Cone Jacquards and Robert Fleming as Account Manager.
Robert F. Hofeman, Jr. Mr. Hofeman serves as Portfolio Manager and Trader at Rampart. Mr. Hofeman joined Rampart in May of 2012 with more than 14 years of investment experience. Prior to Rampart, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Previously, Mr. Hofeman was a vice president of Evergreen Investments (2007 to 2009), where he traded stocks, options and futures, and was the primary trader at Ironwood Investment Management, LLC (2002 to 2007), focusing on small cap stocks and assisting with the research processes.
Warun Kumar. Mr. Kumar is Chief Investment Officer and Portfolio Manager at Rampart (since October 2015), and Senior Managing Director and Portfolio Manager at VIA (since April 2015). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.
VIA
Virtus Alternatives Diversifier Fund	Warun Kumar (since September 2016)
Virtus Equity Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Global Equity Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Multi-Asset Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Sector Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Michael Davis. Mr. Davis is a Managing Director at VIA (since 2014) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.
Brendan R. Finneran. Mr. Finneran serves as Managing Director and Equity Trader at VIA (since September 2016) and has served as Portfolio Manager and Trader at Rampart Investment Management Company, LLC, an affiliate of VIA (since July 2008) Mr. Finneran has 14 years of investment experience. Prior to Rampart, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.
Robert F. Hofeman, Jr. Mr. Hofeman serves as Managing Director and Equity Trader at VIA (since September 2016) and has served as Portfolio Manager and Trader at Rampart Investment Management Company, LLC, an affiliate of
Virtus Mutual Funds187

VIA (since May 2012). Mr. Hofeman has more than 14 years of investment experience. Prior to Rampart, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Previously, Mr. Hofeman was a vice president of Evergreen Investments (2007 to 2009), where he traded stocks, options and futures, and was the primary trader at Ironwood Investment Management, LLC (2002 to 2007), focusing on small cap stocks and assisting with the research processes.
Warun Kumar. Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015). He also serves as the Chief Investment Officer for Rampart Investment Management LLC, an affiliate of VIA (since October 2015). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.
Vontobel
Virtus Vontobel Emerging Markets Opportunities Fund	Brian Bandsma (since June 2016) Matthew Benkendorf (since March 2016) Jin Zhang, CFA (since June 2016)
Virtus Vontobel Foreign Opportunities Fund	Matthew Benkendorf (since March 2016) Daniel Kranson, CFA (since June 2016) David Souccar (since June 2016)
Virtus Vontobel Global Opportunities Fund	Matthew Benkendorf (since 2009) Ramiz Chelat (since June 2016)
Virtus Vontobel Greater European Opportunities Fund	Daniel Kranson, CFA (since March 2013)
Brian Bandsma. Mr. Bandsma is a Director and Portfolio Manager (since June 2016) of Vontobel. He serves as Deputy Portfolio Manager of the Virtus Vontobel Emerging Markets Opportunities Fund (since June 2016). He also serves as lead portfolio manager of the Vontobel Far East Equity Strategy (since June 2016), and previously served as deputy portfolio manager of that strategy (2013 to June 2016). Mr. Bandsma joined Vontobel in 2002 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the information technology, financial, telecom services and consumer discretionary sectors. He began his financial career in 1998.
Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer of Vontobel. He serves as Lead Portfolio Manager of the Virtus Vontobel EM Opportunities Fund (since March 2016), the Virtus Vontobel Foreign Opportunities Fund (since March 2016) and the Virtus Vontobel Global Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Virtus Vontobel Global Opportunities Fund. Previously at Vontobel he served as a Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.
Ramiz Chelat. Mr. Chelat is a Director and Portfolio Manager of Vontobel. He serves as Deputy Portfolio Manager of the Virtus Vontobel Global Opportunities Fund (since June 2016). Mr. Chelat also serves as deputy portfolio manager of the Vontobel Global Equity Strategy (since June 2016). Mr. Chelat joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a primary focus on the consumer discretionary, consumer staples and information technology sectors. He began his financial career in 1997.
Daniel Kranson, CFA. Mr. Kranson is a Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Virtus Vontobel Greater European Opportunities Fund (since March 2016) and Deputy Portfolio Manager of the Virtus Vontobel Foreign Opportunities Fund. Mr. Kranson previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Virtus Vontobel Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management (from 2006 to 2007) and on the sell-side at Sanford C. Bernstein & Co. (from 1999 to 2006).
188Virtus Mutual Funds

David Souccar. Mr. Souccar is Director and Portfolio Manager at Vontobel. He serves as Deputy Portfolio Manager of the Virtus Vontobel Foreign Opportunities Fund (since June 2016). Mr. Souccar also serves as deputy portfolio manager of the Vontobel International Equity Strategy (since June 2016). Mr. Souccar joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the energy, industrials and utilities sectors. He began his financial career in 1996.
Jin Zhang, CFA. Mr. Zhang is a Director and Portfolio Manager (since June 2016) of Vontobel. He serves as Deputy Portfolio Manager of the Virtus Vontobel Emerging Markets Opportunities Fund (since June 2016). Mr. Zhang also serves as deputy portfolio manager of the Vontobel Emerging Markets Equity Strategy (since June 2016). Mr. Zhang joined Vontobel in 2005 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the consumer staples and financial sectors. He began his financial career in 1995.
Please refer to the SAI for additional information about the funds' portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.
Virtus Mutual Funds189

Risks Associated with Additional Investment Techniques and Fund Operations

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds listed in the chart below may engage in additional investment techniques that present additional risks to a fund. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated in the chart below, although other techniques may be utilized from time to time. The information below the chart describes the additional investment techniques and their risks. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.
Risks	Virtus Alternatives Diversifier Fund	Virtus Duff & Phelps Global Infrastructure Fund	Virtus Duff & Phelps Global Real Estate Securities	Virtus Duff & Phelps International Equity Fund	Virtus Duff & Phelps International Real Estate Securities Fund	Virtus Duff & Phelps Real Estate Securities Fund	Virtus Equity Trend Fund	Virtus Global Equity Trend Fund	Virtus Herzfeld Fund	Virtus Horizon International Wealth Masters Fund	Virtus Horizon Wealth Masters Fund	Virtus KAR Emerging Markets Small-Cap Fund	Virtus KAR International Small-Cap Fund	Virtus Multi-Asset Trend Fund
Brady Bonds
Convertible Securities			X		X	X
Counterparty
Cybersecurity	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt Securities
Depositary Receipts			X	X	X
Derivatives			X	X	X	X					X
Equity REIT Securities										X
Equity Securities
Exchange-Traded Funds (ETFs)												X
Foreign Investing			X	X	X	X					X		X
Foreign Currency Transactions		X									X
High-Yield/High- Risk Fixed Income Securities (Junk Bonds)			X	X	X
Illiquid and Restricted Securities											X
Infrastructure-Related Investing			X
Investment Grade Securities			X		X	X							X
Leverage											X
Loans
Master Limited Partnership ("MLP")		X
Money Market Instruments
Mortgage-Backed and Asset Backed Securities
Municipal Securities
Mutual Fund Investing												X
Non-Performing Securities
Operational	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Private Placements									X		X		X
Repurchase Agreements		X
Securities Lending	X	X										X		X
Short-Term Investments												X
Unrated Fixed Income Securities			X	X	X	X	X	X		X	X		X
U.S. and Foreign Government Obligations	X	X	X	X	X	X							X
U.S. Government Securities			X		X	X
Variable Rate, Floating Rate and Variable Amount Securities			X		X	X
When-Issued and Delayed-Delivery Securities		X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds		X		X
190Virtus Mutual Funds

Risks	Virtus Newfleet Bond Fund	Virtus Newfleet CA Tax-Exempt Bond Fund	Virtus Newfleet High Yield Fund	Virtus Newfleet Low Duration Income Fund	Virtus Newfleet Multi-Sector Intermediate Bond Fund	Virtus Newfleet Multi-Sector Short Term Bond Fund	Virtus Newfleet Senior Floating Rate Fund	Virtus Newfleet Tax-Exempt Bond Fund	Virtus Rampart Low Volatility Equity Fund	Virtus Sector Trend Fund	Virtus Vontobel Emerging Markets Opportunities Fund	Virtus Vontobel Foreign Opportunities Fund	Virtus Vontobel Global Opportunities Fund	Virtus Vontobel Greater European Opportunities Fund
Brady Bonds												X	X	X
Convertible Securities	X		X	X	X	X	X	X				X	X	X
Counterparty				X				X			X
Cybersecurity	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt Securities											X	X	X	X
Depositary Receipts												X	X	X
Derivatives	X		X	X	X	X						X	X	X
Equity REIT Securities
Equity Securities	X			X
Exchange-Traded Funds (ETFs)			X		X	X	X					X	X
Foreign Investing														X
Foreign Currency Transactions												X	X
High-Yield/High- Risk Fixed Income Securities (Junk Bonds)												X	X	X
Illiquid and Restricted Securities	X			X								X	X
Infrastructure-Related Investing														X
Investment Grade Securities			X		X	X								X
Leverage	X			X				X				X	X
Loans			X	X			X
Master Limited Partnership ("MLP")
Money Market Instruments			X		X	X								X
Mortgage-Backed and Asset Backed Securities			X
Municipal Securities
Mutual Fund Investing	X			X								X	X
Non-Performing Securities			X				X
Operational	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Private Placements			X		X	X	X							X
Repurchase Agreements	X			X			X
Securities Lending	X		X	X				X		X	X	X	X
Short-Term Investments			X	X	X	X						X	X
Unrated Fixed Income Securities	X		X	X	X	X	X		X			X	X	X
U.S. and Foreign Government Obligations							X					X	X	X
U.S. Government Securities			X		X	X								X
Variable Rate, Floating Rate and Variable Amount Securities												X	X	X
When-Issued and Delayed-Delivery Securities	X		X	X								X	X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds	X		X	X								X	X	X
Brady Bonds
Brady Bonds are dollar-denominated bonds issued by certain emerging market countries and collateralized by zero-coupon U.S. Treasury bonds. Brady Bonds have an uncollateralized component, and countries issuing such bonds have a history of defaults, making the bonds speculative in nature. In considering the risks associated with these bonds, an investor should also review and consider the risks associated with investing in emerging markets generally.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and
Virtus Mutual Funds191

time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Counterparty
When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.
Cybersecurity
With the increased use of technologies such as the Internet to conduct business, the funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the funds or their service providers (including, but not limited to, the funds’ investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the funds. Any such cybersecurity breaches or losses of service may cause the funds to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Cybersecurity risks may also impact issuers of securities in which the funds invest, which may cause the funds’ investments in such issuers to lose value.
Debt Securities
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
•
Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•
Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk. Senior Floating Rate Fund: Generally, Senior Loans are less susceptible to this risk than certain other types of fixed income securities, because the payment of principal and interest on Senior Loans will take precedence over other payment obligations of the borrower.

•
Interest Rate Risk.  The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
192Virtus Mutual Funds

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
•
Limited Voting Rights Risk.  Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•
Liquidity Risk.  Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•
Long-Term Maturities/Durations Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

•
Redemption Risk.  Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Depositary Receipts
Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies.
Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.
Derivatives
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.
Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates.
As an investment company registered with the SEC, each fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.
Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.
Virtus Mutual Funds193

There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.
Equity REIT Securities
REITs are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. A fund that invests in REITs and REIT-like entities will bear its proportionate share of the costs of the REITs’ and REIT-like entities’ operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the fund.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.
Exchange-Traded Funds (ETFs)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Investing
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the

194Virtus Mutual Funds

fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.
•
Emerging Market Investing Risk.  The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

Foreign Currency Transactions
A fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such transactions may not prove successful or may have the effect of limiting gains from favorable markets movements.
A fund may use derivatives to acquire positions in various currencies, which presents the risk that the fund could lose money on its exposure to a particular currency and also lose money on the derivative. A fund also may take positions in currencies that do not correlate to the currency exposure presented by the fund’s other investments. As a result, the fund’s currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds)
Securities rated “BB” or below by S&P or Fitch, or “Ba” or below by Moody’s, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among S&P, Fitch and Moody's is used to determine the security's classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for a fund's subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.
Illiquid and Restricted Securities
Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.
Infrastructure-Related Investment
Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Virtus Mutual Funds195

Investment Grade Securities
A fund may invest in all types of long-term or short-term investment-grade debt obligations of U.S. issuers. In addition to the types of securities mentioned in connection with the fund’s principal investment strategies, the fund may also invest in other bonds, debentures, notes, municipal bonds, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. Debt securities with lower credit ratings have a higher risk of default on payment of principal and interest, and securities with longer maturities are subject to greater price fluctuations in response to changes in interest rates. If interest rates rise, the value of debt securities generally will fall.
Leverage
When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.
Loans
Investing in loans (including floating rate loans, loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, a fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, a fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.
Transactions in many loans settle on a delayed basis that may take more than seven days. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, a fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a fund could enforce its rights directly against the borrower.
Master Limited Partnership (MLP)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.
196Virtus Mutual Funds

Certain MLPs in which a fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the fund, would be adversely affected.
Money Market Instruments
To meet margin requirements, redemptions or for investment purposes, a fund may hold money market instruments, including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Municipal Securities
The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.
Mutual Fund Investing
Through its investments in other mutual funds, a fund is exposed not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
Virtus Mutual Funds197

Non-Performing Securities
Non-performing securities are those whose quality is comparable to securities rated as low as D by Standard & Poor’s or C by Moody’s. Repayment of obligations under such securities is subject to significant uncertainties, and as such investment in such securities may be considered speculative.
Operational
An investment in a fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a fund. While the funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a fund.
Private Placements
A fund may purchase securities which have been privately issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Privately issued securities ordinarily can be sold by a fund only in secondary market transactions to certain qualified investors pursuant to rules established by the SEC or privately negotiated transactions to a limited number of purchasers. Therefore, sales of such securities by a fund may involve significant delays and expense.
Repurchase Agreements
A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the fund’s subadviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.
Securities Lending
A fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the lending fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the lending fund.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Unrated Fixed Income Securities
A fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed-income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.
U.S. and Foreign Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Foreign obligations may not be backed by the government of the issuing country, and are subject to foreign investing risks.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the
198Virtus Mutual Funds

securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Variable Rate, Floating Rate and Variable Amount Securities
Variable rate, floating rate, or variable amount securities are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers. The absence of an active secondary market with respect to certain such instruments could make it difficult for the fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that a fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments.
When-Issued and Delayed-Delivery Securities
A fund may purchase securities on a when-issued or delayed-delivery basis. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value of such a security on its settlement date is less than the price paid by the fund, the value of the fund's shares may decline.
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds
A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.
The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the SAI for more detailed information about these and other investment techniques of the funds.
Virtus Mutual Funds199

Pricing of Fund Shares

How is the Share Price determined?
Each fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:
•
adding the values of all securities and other assets of the fund;

•
subtracting liabilities; and

•
dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
For each of Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Herzfeld Fund, Virtus Low Volatility Equity Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, the fund’s assets may consist primarily of shares of underlying mutual funds, if any, which are valued at their respective NAVs, and ETFs, which are valued at current market prices. To determine NAV, the fund and each underlying mutual fund values its assets at market value. Equity securities held by the underlying affiliated mutual funds or directly by the funds, and ETFs held directly by the funds, are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Debt securities (other than short-term investments) held by the underlying affiliated mutual funds or directly by the funds are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Securities held by any underlying unaffiliated mutual funds will be valued as set forth in the respective prospectuses of the underlying unaffiliated funds. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets held by any underlying affiliated mutual funds or directly by the funds are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the fund’s NAV.
Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.
Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.
The NAV per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.
How are securities fair valued?
If market quotations are not readily available or available prices are not reliable, the funds (or underlying fund, as applicable) determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities
200Virtus Mutual Funds

that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of  “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.
At what price are shares purchased?
All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s NAV; investments received by the funds’ authorized agent in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of a fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the fund’s NAV is calculated following the dividend record date.
Virtus Mutual Funds201

Sales Charges

What are the classes and how do they differ?
Each fund offers multiple classes of shares. Each class of shares has different sales and distribution charges. (See “Fund Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees ("Rule 12b-1 Fees") for the sale of their shares and for services provided to shareholders.
The Rule 12b-1 Fees for each class of each fund are as follows:
Fund	Class A	Class C	Class C1	Class I	Class R6	Class T
Virtus Alternatives Diversifier Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Duff & Phelps Global Infrastructure Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Duff & Phelps Global Real Estate Securities Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Duff & Phelps International Equity Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Duff & Phelps International Real Estate Securities Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Duff & Phelps Real Estate Securities Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Equity Trend Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Global Equity Trend Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Herzfeld Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Horizon International Wealth Masters Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Horizon Wealth Masters Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus KAR Emerging Markets Small-Cap Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus KAR International Small-Cap Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Multi-Asset Trend Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Newfleet Bond Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Newfleet CA Tax-Exempt Bond Fund	0.25%	N/A	N/A	None	N/A	0.25%
Virtus Newfleet High Yield Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Newfleet Low Duration Income Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Newfleet Multi-Sector Intermediate Bond Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Newfleet Multi-Sector Short Term Bond Fund	0.25%	0.50%	1.00%	None	None	0.25%
Virtus Newfleet Senior Floating Rate Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Newfleet Tax-Exempt Bond Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Rampart Low Volatility Equity Bond Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Sector Trend Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Vontobel Emerging Markets Opportunities Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Vontobel Foreign Opportunities Fund	0.25%	1.00%	N/A	None	None	0.25%
Virtus Vontobel Global Opportunities Fund	0.25%	1.00%	N/A	None	N/A	0.25%
Virtus Vontobel Greater European Opportunities Fund	0.25%	1.00%	N/A	None	N/A	0.25%
What arrangement is best for you?
The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
202Virtus Mutual Funds

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares and Class T Shares if you purchase more than certain breakpoints.
To determine your eligibility for a sales charge discount on Class A Shares, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.
Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver and to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts.
Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” Intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.
Class A Shares (all funds). If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to the following: for Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund, 2.25% of the offering price (2.30% of the amount invested); for Virtus Newfleet CA Tax-Exempt Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund, 2.75% of the offering price (2.83% of the amount invested); for Virtus Newfleet Bond Fund, Virtus Newfleet High Yield Fund and Virtus Newfleet Multi-Sector Intermediate Bond Fund, 3.75% of the offering price (3.90% of the amount invested); and for the other funds, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions on which a finder’s fee has been paid. For Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. The Distributor may pay broker-dealers a finder’s fee for eligible Class A Share purchases in excess of  $250,000 for Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund and eligible Class A Share purchases in excess $1 million for all other funds. For all Virtus fixed income funds and Virtus Sector Trend Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class C Shares.
Class C Shares (not offered by Virtus Newfleet CA Tax-Exempt Bond Fund). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. You will not pay any sales charges on Class C Shares of the Virtus Newfleet Multi-Sector Short-Term Bond Fund when you sell them. If you sell your Class C Shares of the other funds within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares” below.) Class C Shares do not convert to any other class of shares of the funds, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.
Virtus Mutual Funds203

Class C1 Shares (Virtus Newfleet Multi-Sector Short Term Bond Fund only). If you purchase Class C1 Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C1 Shares within the first year after they are purchased, you will pay a sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares” below.) Class C1 Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class C1 Shares continue for the life of the account.
Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the fund's distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 Shares. (Virtus Duff  & Phelps Global Real Estate Securities Fund, Virtus Duff  & Phelps Real Estate Securities Fund, Virtus Equity Trend Fund, Virtus KAR International Small-Cap Fund, Virtus Newfleet Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund, Virtus Vontobel Emerging Markets Opportunities Fund and Virtus Vontobel Foreign Opportunities Fund, only). Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
Class T Shares. If you purchase Class T Shares, you will pay a sales charge at time of purchase equal to 2.50% of the offering price (2.56% of the amount invested). You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in a fund. More information on these and other discounts is available: (i) from your financial intermediary; (ii) under “Sales Charges” in the funds’ prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” in the funds’ statement of additional information. Class T Shares are not subject to any sales charges by the fund when redeemed.
Initial Sales Charge Alternative—Class A Shares. The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).
Sales Charge you may pay to purchase Class A Shares
Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75	1.78
$250,000 or more	None	None
204Virtus Mutual Funds

Virtus Newfleet CA Tax-Exempt Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	2.75%	2.83%
$50,000 but under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78
$250,000 but under $500,000	1.25	1.27
$500,000 but under $1,000,000	1.00	1.00
$1,000,000 or more	None	None
Virtus Newfleet Bond Fund, Virtus Newfleet High Yield Fund and Virtus Newfleet Multi-Sector Intermediate Bond Fund
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None
All Other Funds
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None
Class A Sales Charge Reductions and Waivers
Investors may qualify for reduced or no initial (front-end) sales charges, as shown in the table above, through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Gifting of Shares, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI. These reductions and waivers do not apply to any CDSC that may be applied to certain Class A Share redemptions.
Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you
Virtus Mutual Funds205

are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the Letter of Intent amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.
Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.
Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, a subadviser or the Distributor and corporate affiliates of the adviser, a subadviser or the Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the SAI for more information about qualifying for purchases of Class A Shares at NAV.
Contingent Deferred Sales Charge you may pay on Class A Shares
Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares. For Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For Virtus fixed income funds and Virtus Sector Trend Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.
Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares
Class C Shares and Class C1 Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. Class C Shares of the Virtus Newfleet Multi-Sector Short Term Bond Fund are purchased without an initial sales charge and are not subject to a deferred sales charge. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. For Class C Shares and Class C1 Shares, the date of purchase will be used to calculate the number of shares owned and time period held.
206Virtus Mutual Funds

Deferred Sales Charge you may pay to sell Class C Shares
Year	1	2+
CDSC	1%	0%
You will not pay any deferred sales charge to sell Class C Shares of the Virtus Newfleet Multi-Sector Short Term Bond Fund.
Class A and Class C Shares—Waiver of Deferred Sales Charges
The CDSC is waived on the redemption (sale) of Class A and Class C Shares under certain limited circumstances, such as a redemption
(a)
occurring within one year of the death of a shareholder, beneficiary of a custodial account or grantor of a trust account

(b)
within one year of disability of a shareholder

(c)
as a mandatory distribution under certain qualified retirement plans

(d)
by 401(k) plans meeting certain criteria

(e)
based on the exercise of exchange privileges among Virtus Mutual Funds

(f)
based on any direct rollover transfer of shares meeting certain criteria

(g)
based on the systematic withdrawal program, subject to certain restrictions.

Please refer to the SAI (see "Waiver of Deferred Sales Charges") for additional detail about each of these waiver provisions.
Class A and Class C Sales Charge Reductions and Waivers
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charges Discounts and Waivers.” Appendix A is incorporated herein by reference and is legally part of this prospectus.
Deferred Sales charge you may pay to sell Class C1 Shares
Virtus Newfleet Multi-Sector Short Term Bond Fund only
Year	1	2+
CDSC	1%	0%
Sales Charge you may pay to purchase Class T Shares
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $250,000	2.50%	2.56%
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1,000,000	1.50	1.52
$1,000,000 or more	1.00	1.01
Compensation to Dealers
Class A Shares, Class C Shares and Class I Shares Only
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.
Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
Virtus Mutual Funds207

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 or more	None	None	None
Virtus Newfleet CA Tax-Exempt Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.75%	2.83%	2.25%
$50,000 but under $100,000	2.25	2.30	2.00
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	1.00
$1,000,000 or more	None	None	None
Virtus Newfleet Bond Fund, Virtus Newfleet High Yield Fund and Virtus Newfleet Multi-Sector Intermediate Bond Fund
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None
All Other Funds
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None
With respect to Class C Shares and Class C1 Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers (0% for Virtus Newfleet Multi-Sector Short Term Bond Fund) and Class C1 Shares (Virtus Newfleet Multi-Sector Short Term Bond Fund only). Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.
Dealers and other entities that enter into special arrangements with the Distributor or the funds’ transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation for the sale and promotion of shares of these funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.
Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or
208Virtus Mutual Funds

their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.
From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income funds and Virtus Sector Trend Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of  $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Newfleet Low Duration Income Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For all Virtus fixed income funds and Virtus Sector Trend Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time. Dealers must have an aggregate value of  $50,000 or more per Fund CUSIP to qualify for payment. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.
From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.
The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.
Class R6 Shares Only
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Virtus Mutual Funds209

Class T Shares Only
Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $250,000	2.50%	2.56%	2.50%
$250,000 but under $500,000	2.00	2.04	2.00
$500,000 but under $1,000,000	1.50	1.52	1.50
$1,000,000 or more	1.00	1.01	1.00
210Virtus Mutual Funds

Your Account

Opening an Account
Class A Shares, Class C Shares, Class C1 Shares and Class I Shares Only
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.
The funds have established the following preferred methods of payment for fund shares:
•
Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•
Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•
Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.
Step 1.
Your first choice will be the initial amount you intend to invest in each fund.
Minimum initial investments applicable to Class A, Class C and Class C1 Shares:
•
$100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional detail.)

•
There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•
$2,500 for all other accounts.

Minimum additional investments applicable to Class A, Class C and Class C1 Shares:
•
$100 for any account.

•
There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Minimum initial investments applicable to Class I Shares:
•
$100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional detail.)

There is no minimum additional investment requirement applicable to Class I Shares.
Step 2.
Your second choice will be what class of shares to buy. Each share class, except Class I Shares and Class R6 Shares, has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.
Virtus Mutual Funds211

Step 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:
•
Receive both dividends and capital gain distributions in additional shares;

•
Receive dividends in additional shares and capital gain distributions in cash;

•
Receive dividends in cash and capital gain distributions in additional shares; or

•
Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.
Class R6 Shares Only
If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
All Share Classes
The funds reserve the right to refuse any purchase order for any reason. The fund will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days.
How to Buy Shares

Class A Shares, Class C Shares, Class C1 Shares and Class I Shares Only
To Open An Account
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).
Class R6 Shares Only
If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to buy Class R6 Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to buy Class T Shares.
All Share Classes
212Virtus Mutual Funds

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the funds’ Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the fund's Transfer Agent or an authorized agent, each in legible form.
Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.
How to Sell Shares

Class A Shares, Class C Shares, Class C1 Shares and Class I Shares Only
To Sell Shares
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).
By check (certain fixed income funds only)	If you selected the checkwriting feature, you may write checks for amounts of $250 or more. Checks may not be used to close accounts. Please call us at 800-243-1574 for a listing of funds offering this feature.
Class R6 Shares Only
If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.
All Share Classes
You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the funds' Transfer Agent or an authorized agent. In the case of a Class C Share or Class C1 Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.
Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds.
Class A Shares, Class C Shares, Class C1 Shares and Class I Shares
Virtus Mutual Funds213

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.
Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.
As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.
Redemptions by Mail
➔ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:
Send a clear letter of instruction if both of these apply:
•
The proceeds do not exceed $50,000.

•
The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:
•
You are selling more than $50,000 worth of shares.

•
The name or address on the account has changed within the last 30 days.

•
You want the proceeds to go to a different name or address than on the account.

➔ If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.
The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
Selling Shares by Telephone
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.
The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.
The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)
During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.
Class R6 Shares Only
If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to know when selling Class R6 Shares.
Class T Shares Only
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to sell Class T Shares.
All Share Classes
214Virtus Mutual Funds

Payment of Redemptions In Kind
Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind will receive a pro rata share of the fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.
Account Policies

Account Reinstatement Privilege
Subject to the fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of the fund or of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Funds at 800-243-1574 for more information.
Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.
Annual Fee on Small Accounts
To help offset the costs associated with maintaining small accounts, the funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.
The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.
Redemption of Small Accounts
Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.
Distributions of Small Amounts
Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund.
Uncashed Checks
If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the fund.
If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.
Inactive Accounts
As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, Virtus may be required to transfer the assets to your state under the state's abandoned property law.
Virtus Mutual Funds215

Exchange Privileges
You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.
•
You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class C1 Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•
Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).

•
The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

•
The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund's shares and any gain on the transaction may be subject to federal income tax.

•
In certain circumstances, a fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund, Distributor or Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund, the Distributor or the Transfer Agent and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund. If your financial intermediary exchanges Class A Shares for which you already paid an initial sales charge for Class T Shares, the shares subject to the exchange will not be subject to a sales charge.

Disruptive Trading and Market Timing
These funds are not suitable for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.
Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:
•
dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•
an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing a fund to maintain a higher level of cash than would otherwise be the case, or causing a fund to liquidate investments prematurely; and

•
reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of certain funds (or the underlying funds as applicable), may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.
In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board
216Virtus Mutual Funds

of Trustees has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.
Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that management believes, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding excessive trading activity. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.
Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.
The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.
The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.
Retirement Plans
Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.
Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Complete the “Systematic Purchase” section on the application and include a voided check.)
Virtus Mutual Funds217

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (Complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.
Disclosure of Fund Portfolio Holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the SAI.
Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.
Fund	Dividend Paid
Virtus Alternatives Diversifier Fund	Semiannually
Virtus Duff & Phelps Global Infrastructure Fund	Quarterly
Virtus Duff & Phelps Global Real Estate Securities Fund	Semiannually
Virtus Duff & Phelps International Equity Fund	Semiannually
Virtus Duff & Phelps International Real Estate Securities Fund	Semiannually
Virtus Duff & Phelps Real Estate Securities Fund	Quarterly
Virtus Equity Trend Fund	Semiannually
Virtus Global Equity Trend Fund	Semiannually
Virtus Herzfeld Fund	Quarterly
Virtus Horizon International Wealth Masters Fund	Semiannually
Virtus Horizon Wealth Masters Fund	Semiannually
Virtus KAR Emerging Markets Small-Cap Fund	Semiannually
Virtus KAR International Small-Cap Fund	Semiannually
Virtus Multi-Asset Trend Fund	Semiannually
Virtus Newfleet Bond Fund	Monthly (Declared Daily)
Virtus Newfleet CA Tax-Exempt Bond Fund	Monthly (Declared Daily)
Virtus Newfleet High Yield Fund	Monthly (Declared Daily)
Virtus Newfleet Low Duration Income Fund	Monthly (Declared Daily)
Virtus Newfleet Multi-Sector Intermediate Bond Fund	Monthly (Declared Daily)
218Virtus Mutual Funds

Fund	Dividend Paid
Virtus Newfleet Multi-Sector Short Term Bond Fund	Monthly (Declared Daily)
Virtus Newfleet Senior Floating Rate Fund	Monthly (Declared Daily)
Virtus Newfleet Tax-Exempt Bond Fund	Monthly
Virtus Rampart Low Volatility Equity Fund	Semiannually
Virtus Sector Trend Fund	Semiannually
Virtus Vontobel Emerging Markets Opportunities Fund	Semiannually
Virtus Vontobel Foreign Opportunities Fund	Semiannually
Virtus Vontobel Global Opportunities Fund	Semiannually
Virtus Vontobel Greater European Opportunities Fund	Semiannually
Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares. For Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, the use of a fund of funds structure may affect the amount, timing and character of distributions to shareholders.
With respect to Virtus Newfleet CA Tax-Exempt Bond Fund and Virtus Newfleet Tax-Exempt Bond Fund, distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from federal income tax. Such net investment income attributable to “private activity” bonds may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. These funds may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.
Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local and other taxes.
The Virtus Newfleet Senior Floating Rate Fund seeks to maintain a target rate of distribution for each month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. If, for any fiscal year, the total distributions exceed net investment income and realized net capital gains, the excess, distributed from the fund’s assets, will generally be treated as a tax-free return of capital (up to the amount of the shareholder’s tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the sale of his or her shares. Generally, distribution rates or yields from month to month may be impacted by accruals of undistributed income, changes in the fund’s net asset value, changes in the number of accrual days, and adjustments for accounting purposes (including but not limited to changes in maturity dates of holdings and for currency gains or losses). The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.
Virtus Mutual Funds219

Financial Highlights

These tables are intended to help you understand each fund’s financial performance for the past five years or since inception. Some of this information reflects financial information for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the funds' independent registered public accounting firm. PricewaterhouseCoopers LLP's report, together with each fund’s financial statements, is included in the funds’ most recent Annual Report, which is available upon request.
For Virtus Newfleet Low Duration Income Fund, Virtus Newfleet Tax-Exempt Bond Fund and Virtus Vontobel Emerging Markets Opportunities Fund, the tables present performance of the respective Predecessor Fund and for the Successor Fund for its most recent fiscal period.
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Affiliated Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Alternatives Diversifier Fund
Class A
10/1/15 to 9/30/16	$9.99	0.08	0.31	0.58	0.97	(0.07)	—	(0.07)	0.90	$10.89	9.74%	$19,171	0.74	%(11)(15)	0.74%	0.80%	56%
10/1/14 to 9/30/15	11.31	0.19	0.09	(1.39)	(1.11)	(0.21)	—	(0.21)	(1.32)	9.99	(10.02)	25,377	0.64		0.64	1.77	46
10/1/13 to 9/30/14	10.97	0.15	0.07	0.25	0.47	(0.13)	—	(0.13)	0.34	11.31	4.28	39,076	0.65		0.65	1.32	27
10/1/12 to 9/30/13	11.10	0.21	—	(0.13)	0.08	(0.21)	—	(0.21)	(0.13)	10.97	0.73	51,339	0.58(7)		0.63	1.93	24
10/1/11 to 9/30/12	9.68	0.10	—	1.38	1.48	(0.06)	—	(0.06)	1.42	11.10	15.37	65,463	0.45		0.65	0.95	29

Class C
10/1/15 to 9/30/16	$9.90	—(5)	0.31	0.56	0.87	(0.04)	—	(0.04)	0.83	$10.73	8.86%	$19,611	1.49	%(11)(15)	1.49%	0.04%	56%
10/1/14 to 9/30/15	11.21	0.11	0.09	(1.39)	(1.19)	(0.12)	—	(0.12)	(1.31)	9.90	(10.66)	25,637	1.39		1.39	1.02	46
10/1/13 to 9/30/14	10.83	0.07	0.07	0.25	0.39	(0.01)	—	(0.01)	0.38	11.21	3.47	38,005	1.40		1.40	0.58	27
10/1/12 to 9/30/13	10.93	0.13	—	(0.13)	—	(0.10)	—	(0.10)	(0.10)	10.83	(0.05)	44,850	1.33(7)		1.38	1.22	24
10/1/11 to 9/30/12	9.55	0.02	—	1.36	1.38	—	—	—	1.38	10.93	14.45	57,336	1.20		1.40	0.20	29

Class I
10/1/15 to 9/30/16	$9.98	0.11	0.31	0.56	0.98	(0.07)	—	(0.07)	0.91	$10.89	9.94%	$19,777	0.49	%(11)(15)	0.49%	1.04%	56%
10/1/14 to 9/30/15	11.30	0.22	0.09	(1.39)	(1.08)	(0.24)	—	(0.24)	(1.32)	9.98	(9.77)	30,543	0.39		0.39	1.99	46
10/1/13 to 9/30/14	10.98	0.18	0.08	0.24	0.50	(0.18)	—	(0.18)	0.32	11.30	4.52	47,949	0.40		0.40	1.56	27
10/1/12 to 9/30/13	11.12	0.16	—	(0.05)	0.11	(0.25)	—	(0.25)	(0.14)	10.98	1.00	111,396	0.36(7)		0.38	1.48	24
10/1/11 to 9/30/12	9.70	0.13	—	1.38	1.51	(0.09)	—	(0.09)	1.42	11.12	15.63	37,590	0.20		0.40	1.21	29

220Virtus Mutual Funds
Virtus Mutual Funds221

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Duff & Phelps Global Infrastructure Fund
Class A
10/1/15 to 9/30/16	$13.62	0.29	1.54	1.83	(0.33)	(0.90)	(1.23)	0.60	$14.22	14.79%	$51,148	$1.34(11)		1.34%	2.16%	17%
10/1/14 to 9/30/15	15.38	0.36	(1.60)	(1.24)	(0.39)	(0.13)	(0.52)	(1.76)	13.62	(8.27)	60,744	1.22		1.22	2.38	27
10/1/13 to 9/30/14	13.94	0.71	1.40	2.11	(0.67)	—	(0.67)	1.44	15.38	15.21	60,673	1.29		1.29	4.69	24
10/1/12 to 9/30/13	12.88	0.35	1.05	1.40	(0.34)	—	(0.34)	1.06	13.94	11.05	53,354	1.28		1.28	2.62	14
10/1/11 to 9/30/12	10.97	0.31	1.95	2.26	(0.35)	—	(0.35)	1.91	12.88	20.80	36,347	1.32		1.32	2.59	21

Class C
10/1/15 to 9/30/16	$13.57	0.19	1.53	1.72	(0.22)	(0.90)	(1.12)	0.60	$14.17	13.94%	$29,616	2.08%(11)		2.08%	1.42%	17%
10/1/14 to 9/30/15	15.33	0.25	(1.59)	(1.34)	(0.29)	(0.13)	(0.42)	(1.76)	13.57	(8.94)	41,039	1.97		1.97	1.66	27
10/1/13 to 9/30/14	13.90	0.58	1.41	1.99	(0.56)	—	(0.56)	1.43	15.33	14.37	26,322	2.04		2.04	3.82	24
10/1/12 to 9/30/13	12.85	0.25	1.05	1.30	(0.25)	—	(0.25)	1.05	13.90	10.23	17,969	2.03		2.03	1.85	14
10/1/11 to 9/30/12	10.95	0.23	1.93	2.16	(0.26)	—	(0.26)	1.90	12.85	19.97	9,117	2.07		2.07	1.88	21

Class I
10/1/15 to 9/30/16	$13.63	0.32	1.54	1.86	(0.36)	(0.90)	(1.26)	0.60	$14.23	15.07%	$41,056	1.08%(11)		1.08%	2.37%	17%
10/1/14 to 9/30/15	15.38	0.39	(1.58)	(1.19)	(0.43)	(0.13)	(0.56)	(1.75)	13.63	(7.98)	50,522	0.97		0.97	2.61	27
10/1/13 to 9/30/14	13.94	0.74	1.41	2.15	(0.71)	—	(0.71)	1.44	15.38	15.49	55,557	1.04		1.04	4.87	24
10/1/12 to 9/30/13	12.89	0.39	1.04	1.43	(0.38)	—	(0.38)	1.05	13.94	11.23	70,485	1.03		1.03	2.86	14
10/1/11 to 9/30/12	10.97	0.35	1.95	2.30	(0.38)	—	(0.38)	1.92	12.89	21.19	48,830	1.07		1.07	2.85	21

Virtus Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/15 to 9/30/16	$26.19	0.40	3.12	3.52	(0.33)	(0.41)	(0.74)	2.78	$28.97	13.75%	$68,078	1.41	%(11)(15)	1.54%	1.45%	22%
10/1/14 to 9/30/15	25.18	0.66	1.08	1.74	(0.64)	(0.09)	(0.73)	1.01	26.19	6.83	36,315	1.40		1.50	2.45	27
10/1/13 to 9/30/14	23.14	0.38	2.19	2.57	(0.36)	(0.17)	(0.53)	2.04	25.18	11.36	21,502	1.40		1.57	1.52	29
10/1/12 to 9/30/13	22.40	0.35	1.09	1.44	(0.70)	—	(0.70)	0.74	23.14	6.48	15,306	1.40		1.66	1.51	18
10/1/11 to 9/30/12	17.78	0.33	4.77	5.10	(0.11)	(0.37)	(0.48)	4.62	22.40	29.21	8,695	1.40		2.37	1.61	31

Class C
10/1/15 to 9/30/16	$25.71	0.20	3.06	3.26	(0.15)	(0.41)	(0.56)	2.70	$28.41	12.89%	$13,560	2.16	%(11)(15)	2.29%	0.73%	22%
10/1/14 to 9/30/15	24.77	0.45	1.07	1.52	(0.49)	(0.09)	(0.58)	0.94	25.71	6.07	8,421	2.15		2.26	1.68	27
10/1/13 to 9/30/14	22.78	0.22	2.13	2.35	(0.19)	(0.17)	(0.36)	1.99	24.77	10.51	5,850	2.15		2.32	0.92	29
10/1/12 to 9/30/13	22.14	0.18	1.08	1.26	(0.62)	—	(0.62)	0.64	22.78	5.70	3,545	2.15		2.41	0.80	18
10/1/11 to 9/30/12	17.65	0.17	4.72	4.89	(0.03)	(0.37)	(0.40)	4.49	22.14	28.18	1,356	2.15		3.11	0.83	31

Class I
10/1/15 to 9/30/16	$26.37	0.51	3.11	3.62	(0.39)	(0.41)	(0.80)	2.82	$29.19	14.06%	$114,428	1.16	%(11)(15)	1.29%	1.79%	22%
10/1/14 to 9/30/15	25.33	0.73	1.10	1.83	(0.70)	(0.09)	(0.79)	1.04	26.37	7.11	32,659	1.15		1.25	2.69	27
10/1/13 to 9/30/14	23.28	0.41	2.22	2.63	(0.41)	(0.17)	(0.58)	2.05	25.33	11.60	26,985	1.15		1.32	1.65	29
10/1/12 to 9/30/13	22.51	0.42	1.09	1.51	(0.74)	—	(0.74)	0.77	23.28	6.78	25,332	1.15		1.41	1.78	18
10/1/11 to 9/30/12	17.85	0.45	4.71	5.16	(0.13)	(0.37)	(0.50)	4.66	22.51	29.50	12,063	1.15		1.93	2.04	31

Virtus Mutual Funds223
222Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Duff & Phelps International Equity Fund
Class A
10/1/15 to 9/30/16	$9.80	0.03	0.42	0.45	(0.03)	—	(0.03)	0.42	$10.22	4.64%	$1,402	1.51	%(11)(15)	3.05%	0.28%	70%
10/1/14 to 9/30/15	10.90	0.03	(1.05)	(1.02)	(0.08)	—	(0.08)	(1.10)	9.80	(9.43)	1,923	1.50		2.27	0.25	94
10/1/13 to 9/30/14	10.50	0.13	0.64	0.77	(0.24)	(0.13)	(0.37)	0.40	10.90	7.42	3,915	1.50		2.42	1.18	115
10/1/12 to 9/30/13	10.87	0.16	1.19	1.35	(0.25)	(1.47)	(1.72)	(0.37)	10.50	13.38	170	1.50		1.95	1.41	277
10/1/11 to 9/30/12	9.79	0.21	1.36	1.57	(0.30)	(0.19)	(0.49)	1.08	10.87	16.58	193	1.50		1.80	2.02	25

Class C
10/1/15 to 9/30/16	$9.60	(0.05)	0.42	0.37	—	—	—	0.37	$9.97	3.85%	$967	2.26	%(11)(15)	3.76%	(0.52)%	70%
10/1/14 to 9/30/15	10.68	(0.02)	(1.05)	(1.07)	(0.01)	—	(0.01)	(1.08)	9.60	(10.01)	1,689	2.25		3.06	(0.17)	94
10/1/13 to 9/30/14	10.37	0.04	0.62	0.66	(0.22)	(0.13)	(0.35)	0.31	10.68	6.56	804	2.25		3.13	0.38	115
10/1/12 to 9/30/13	10.77	0.08	1.20	1.28	(0.21)	(1.47)	(1.68)	(0.40)	10.37	12.53	124	2.25		2.73	0.70	277
10/1/11 to 9/30/12	9.76	0.20	1.25	1.45	(0.25)	(0.19)	(0.44)	1.01	10.77	15.37	115	2.25		2.51	1.94	25

Class I
10/1/15 to 9/30/16	$9.78	0.05	0.43	0.48	(0.07)	—	(0.07)	0.41	$10.19	4.89%	$2,650	1.26	%(11)(15)	2.76%	0.50%	70%
10/1/14 to 9/30/15	10.87	0.07	(1.06)	(0.99)	(0.10)	—	(0.10)	(1.09)	9.78	(9.14)	4,324	1.25		2.02	0.61	94
10/1/13 to 9/30/14	10.45	0.14	0.65	0.79	(0.24)	(0.13)	(0.37)	0.42	10.87	7.67	6,435	1.25		2.19	1.24	115
10/1/12 to 9/30/13	10.82	0.22	1.16	1.38	(0.28)	(1.47)	(1.75)	(0.37)	10.45	13.68	2,185	1.25		1.54	1.97	277
10/1/11 to 9/30/12	9.80	0.30	1.26	1.56	(0.35)	(0.19)	(0.54)	1.02	10.82	16.47	26,398	1.25		1.50	2.94	25

Virtus Duff & Phelps International Real Estate Securities Fund
Class A
10/1/15 to 9/30/16	$6.63	0.11	0.58	0.69	(0.07)	—	(0.07)	0.62	$7.25	10.47%	$8,680	1.51	%(11)(15)	1.91%	1.60%	26%
10/1/14 to 9/30/15	7.03	0.28	(0.21)	0.07	(0.47)	—	(0.47)	(0.40)	6.63	0.94	12,415	1.50		1.78	4.09	27
10/1/13 to 9/30/14	6.61	0.16	0.39	0.55	(0.13)	—	(0.13)	0.42	7.03	8.61	11,257	1.50		1.73	2.38	32
10/1/12 to 9/30/13	6.50	0.15	0.45	0.60	(0.49)	—	(0.49)	0.11	6.61	9.39	10,234	1.50		1.75	2.23	22
10/1/11 to 9/30/12	5.23	0.16	1.24	1.40	(0.13)	—	(0.13)	1.27	6.50	27.35	3,916	1.50		1.85	2.69	41

Class C
10/1/15 to 9/30/16	$6.59	0.07	0.57	0.64	(0.02)	—	(0.02)	0.62	$7.21	9.69%	$2,006	2.26	%(11)(15)	2.68%	0.97%	26%
10/1/14 to 9/30/15	6.97	0.23	(0.20)	0.03	(0.41)	—	(0.41)	(0.38)	6.59	0.29	2,226	2.25		2.52	3.36	27
10/1/13 to 9/30/14	6.56	0.12	0.38	0.50	(0.09)	—	(0.09)	0.41	6.97	7.75	2,553	2.25		2.48	1.68	32
10/1/12 to 9/30/13	6.48	0.09	0.46	0.55	(0.47)	—	(0.47)	0.08	6.56	8.55	1,911	2.25		2.49	1.35	22
10/1/11 to 9/30/12	5.20	0.12	1.24	1.36	(0.08)	—	(0.08)	1.28	6.48	26.36	1,531	2.25		2.60	2.04	41

Class I
10/1/15 to 9/30/16	$6.64	0.14	0.56	0.70	(0.08)	—	(0.08)	0.62	$7.26	10.72%	$24,348	1.25	%(11)(15)	1.68%	1.98%	26%
10/1/14 to 9/30/15	7.03	0.30	(0.20)	0.10	(0.49)	—	(0.49)	(0.39)	6.64	1.31	24,999	1.25		1.52	4.36	27
10/1/13 to 9/30/14	6.61	0.18	0.39	0.57	(0.15)	—	(0.15)	0.42	7.03	8.87	28,738	1.25		1.48	2.64	32
10/1/12 to 9/30/13	6.49	0.15	0.47	0.62	(0.50)	—	(0.50)	0.12	6.61	9.66	29,999	1.25		1.49	2.35	22
10/1/11 to 9/30/12	5.23	0.17	1.25	1.42	(0.16)	—	(0.16)	1.26	6.49	27.74	28,095	1.25		1.59	2.92	41

Virtus Mutual Funds225
224Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Duff & Phelps Real Estate Securities Fund
Class A
10/1/15 to 9/30/16	$38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)	(1.58)	$36.87	15.58%	$530,135	1.39%(15)	1.29%	31%
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)	1.80	38.45	11.34	621,507	1.36	1.26	22
10/1/13 to 9/30/14	35.10	0.29	3.86	4.15	(0.29)	(2.31)	(2.60)	1.55	36.65	12.75	745,473	1.38	0.79	28
10/1/12 to 9/30/13	34.19	0.36	0.91	1.27	(0.36)	—	(0.36)	0.91	35.10	3.70	745,631	1.40	1.00	30
10/1/11 to 9/30/12	26.05	0.21	8.24	8.45	(0.31)	—	(0.31)	8.14	34.19	32.49	789,925	1.41	0.67	24

Class C
10/1/15 to 9/30/16	$38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)	(1.60)	$36.77	14.70%	$67,216	2.15%(15)	0.55%	31%
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)	1.78	38.37	10.49	66,023	2.11	0.56	22
10/1/13 to 9/30/14	35.04	0.01	3.87	3.88	(0.02)	(2.31)	(2.33)	1.55	36.59	11.91	62,889	2.13	0.04	28
10/1/12 to 9/30/13	34.14	0.08	0.92	1.00	(0.10)	—	(0.10)	0.90	35.04	2.93	63,005	2.15	0.23	30
10/1/11 to 9/30/12	26.02	(0.03)	8.22	8.19	(0.07)	—	(0.07)	8.12	34.14	31.48	60,941	2.16	(0.10)	24

Class I
10/1/15 to 9/30/16	$38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)	(1.59)	$36.83	15.85%	$619,818	1.14%(15)	1.52%	31%
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)	1.80	38.42	11.63	647,976	1.11	1.55	22
10/1/13 to 9/30/14	35.07	0.39	3.86	4.25	(0.39)	(2.31)	(2.70)	1.55	36.62	13.04	673,005	1.13	1.07	28
10/1/12 to 9/30/13	34.16	0.43	0.92	1.35	(0.44)	—	(0.44)	0.91	35.07	3.96	494,963	1.15	1.21	30
10/1/11 to 9/30/12	26.03	0.30	8.22	8.52	(0.39)	—	(0.39)	8.13	34.16	32.80	422,374	1.16	0.93	24

Class R6
10/1/15 to 9/30/16	$38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)	(1.58)	$36.84	16.06%	$21,604	0.98%(15)	1.93%	31%
11/12/14(6) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)	(1.90)	38.42	1.54(4)	1,647	0.94(3)	2.30(3)	22

Virtus Mutual Funds227
226Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Equity Trend Fund
Class A
10/1/15 to 9/30/16	$12.14	(0.01)	0.10	0.09	—	—	—	0.09	$12.23	0.74%	$245,109	1.50	%(7)(15)	1.58%	(0.05)%	229%
10/1/14 to 9/30/15	17.39	(0.03)	(1.79)	(1.82)	(0.01)	(3.42)	(3.43)	(5.25)	12.14	(12.79)	520,337	1.60(10)		1.60	(0.22)	674
10/1/13 to 9/30/14	15.52	0.06	2.29	2.35	(0.04)	(0.44)	(0.48)	1.87	17.39	15.31	2,044,955	1.61(10)		1.61	0.36	227
10/1/12 to 9/30/13	13.43	0.11	2.09	2.20	(0.11)	—	(0.11)	2.09	15.52	16.50	1,937,456	1.62(10)		1.62	0.75	140
10/1/11 to 9/30/12	11.69	0.10	1.73	1.83	(0.09)	—	(0.09)	1.74	13.43	15.74	1,323,109	1.64		1.64	0.80	297

Class C
10/1/15 to 9/30/16	$11.87	(0.08)	0.09	0.01	—	—	—	0.01	$11.88	0.08%	$423,675	2.16	%(7)(15)	2.33%	(0.69)%	229%
10/1/14 to 9/30/15	17.16	(0.13)	(1.76)	(1.89)	—	(3.40)	(3.40)	(5.29)	11.87	(13.45)	746,390	2.36(10)		2.36	(0.97)	674
10/1/13 to 9/30/14	15.39	(0.06)	2.27	2.21	—	(0.44)	(0.44)	1.77	17.16	14.48	1,988,290	2.36(10)		2.36	(0.38)	227
10/1/12 to 9/30/13	13.34	—	2.07	2.07	(0.02)	—	(0.02)	2.05	15.39	15.55	1,307,857	2.37(10)		2.37	0.02	140
10/1/11 to 9/30/12	11.62	0.01	1.72	1.73	(0.01)	—	(0.01)	1.72	13.34	14.91	767,602	2.38		2.39	0.09	297

Class I
10/1/15 to 9/30/16	$12.19	0.02	0.10	0.12	—	—	—	0.12	$12.31	0.98%	$282,818	1.29	%(7)(15)	1.33%	0.16%	229%
10/1/14 to 9/30/15	17.42	0.01	(1.80)	(1.79)	(0.02)	(3.42)	(3.44)	(5.23)	12.19	(12.57)	594,460	1.35(10)		1.35	0.04	674
10/1/13 to 9/30/14	15.54	0.10	2.30	2.40	(0.08)	(0.44)	(0.52)	1.88	17.42	15.61	3,840,271	1.36(10)		1.36	0.62	227
10/1/12 to 9/30/13	13.45	0.15	2.08	2.23	(0.14)	—	(0.14)	2.09	15.54	16.75	2,580,005	1.37(10)		1.37	1.02	140
10/1/11 to 9/30/12	11.71	0.14	1.72	1.86	(0.12)	—	(0.12)	1.74	13.45	15.98	1,479,042	1.39		1.39	1.10	297

Class R6
10/1/15 to 9/30/16	$12.20	0.06	0.08	0.14	—	—	—	0.14	$12.34	1.15%	$182	1.10	%(7)(15)	1.25%	0.49%	229%
11/12/14(6) to 9/30/15	17.20	0.01	(1.57)	(1.56)	(0.02)	(3.42)	(3.44)	(5.00)	12.20	(11.39)(4)	89	1.28(3)(10)		1.28(3)	0.10(3)	674

Virtus Mutual Funds229
228Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Global Equity Trend Fund
Class A
10/1/15 to 9/30/16	$9.76	(0.06)	0.24	0.18	—	—	—	0.18	$9.94	1.84%	$8,351	1.77%(15)		1.79%	(0.60)%	282%
10/1/14 to 9/30/15	12.42	(0.03)	(1.48)	(1.51)	(0.07)	(1.08)	(1.15)	(2.66)	9.76	(13.21)	18,523	1.68(10)		1.68	(0.23)	614
10/1/13 to 9/30/14	11.76	0.07	0.91	0.98	(0.02)	(0.30)	(0.32)	0.66	12.42	8.43	75,879	1.66(9)		1.65	0.55	205
10/1/12 to 9/30/13	10.56	0.04	1.26	1.30	(0.06)	(0.04)	(0.10)	1.20	11.76	12.32	56,689	1.75(9)		1.71	0.33	194
10/1/11 to 9/30/12	9.42	0.08	1.12	1.20	(0.06)	—	(0.06)	1.14	10.56	12.75	27,699	1.75		1.78	0.83	258

Class C
10/1/15 to 9/30/16	$9.59	(0.13)	0.23	0.10	—	—	—	0.10	$9.69	1.04%	$11,267	2.52%(15)		2.54%	(1.35)%	282%
10/1/14 to 9/30/15	12.24	(0.09)	(1.48)	(1.57)	—	(1.08)	(1.08)	(2.65)	9.59	(13.88)	22,376	2.41(10)		2.43	(0.87)	614
10/1/13 to 9/30/14	11.64	(0.02)	0.92	0.90	—	(0.30)	(0.30)	0.60	12.24	7.69	72,013	2.37(9)		2.40	(0.17)	205
10/1/12 to 9/30/13	10.50	(0.05)	1.25	1.20	(0.02)	(0.04)	(0.06)	1.14	11.64	11.52	44,239	2.48(9)		2.46	(0.42)	194
10/1/11 to 9/30/12	9.40	—(5)	1.12	1.12	(0.02)	—	(0.02)	1.10	10.50	12.04	21,051	2.50		2.53	0.01	258

Class I
10/1/15 to 9/30/16	$9.79	(0.04)	0.25	0.21	—	—	—	0.21	$10.00	2.15%	$4,312	1.51%(15)		1.52%	(0.40)%	282%
10/1/14 to 9/30/15	12.47	—(5)	(1.50)	(1.50)	(0.10)	(1.08)	(1.18)	(2.68)	9.79	(13.06)	15,998	1.43(10)		1.43	0.01	614
10/1/13 to 9/30/14	11.80	0.10	0.92	1.02	(0.05)	(0.30)	(0.35)	0.67	12.47	8.68	99,642	1.44(9)		1.41	0.80	205
10/1/12 to 9/30/13	10.58	0.07	1.25	1.32	(0.06)	(0.04)	(0.10)	1.22	11.80	12.59	38,889	1.50(9)		1.46	0.58	194
10/1/11 to 9/30/12	9.42	0.09	1.14	1.23	(0.07)	—	(0.07)	1.16	10.58	13.15	19,112	1.50		1.52	0.90	258

Virtus Herzfeld Fund
Class A
10/1/15 to 9/30/16	$9.91	0.34	1.20	1.54	(0.43)	(0.10)	(0.53)	1.01	$10.92	16.04%	$11,060	1.61	%(11)(15)	1.74%	3.33%	53%
10/1/14 to 9/30/15	11.37	0.35	(1.12)	(0.77)	(0.37)	(0.32)	(0.69)	(1.46)	9.91	(7.17)	8,324	1.60		1.73	3.20	57
10/1/13 to 9/30/14	10.45	0.34	1.02	1.36	(0.36)	(0.08)	(0.44)	0.92	11.37	13.21	9,212	1.60		1.93	3.04	53
10/1/12 to 9/30/13	10.21	0.33	0.18	0.51	(0.26)	(0.01)	(0.27)	0.24	10.45	5.10	2,917	1.60		2.60	3.13	22
9/5/12(6) to 9/30/12	10.00	0.04	0.17	0.21	—	—	—	0.21	10.21	2.10(4)	105	1.60(3)		37.91(3)	5.93	3(4)

Class C
10/1/15 to 9/30/16	$9.87	0.27	1.19	1.46	(0.35)	(0.10)	(0.45)	1.01	$10.88	15.22%	$15,568	2.36	%(11)(15)	2.49%	2.61%	53%
10/1/14 to 9/30/15	11.34	0.26	(1.11)	(0.85)	(0.30)	(0.32)	(0.62)	(1.47)	9.87	(7.94)	14,761	2.35		2.48	2.39	57
10/1/13 to 9/30/14	10.43	0.26	1.01	1.27	(0.28)	(0.08)	(0.36)	0.91	11.34	12.34	10,624	2.35		2.70	2.35	53
10/1/12 to 9/30/13	10.21	0.25	0.19	0.44	(0.21)	(0.01)	(0.22)	0.22	10.43	4.36	4,942	2.35		3.25	2.40	22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10(4)	102	2.35(3)		38.62(3)	5.21	3(4)

Class I
10/1/15 to 9/30/16	$9.92	0.37	1.21	1.58	(0.46)	(0.10)	(0.56)	1.02	$10.94	16.40%	$20,511	1.36	%(11)(15)	1.49%	3.59%	53%
10/1/14 to 9/30/15	11.39	0.37	(1.12)	(0.75)	(0.40)	(0.32)	(0.72)	(1.47)	9.92	(7.01)	15,148	1.35		1.47	3.39	57
10/1/13 to 9/30/14	10.46	0.38	1.01	1.39	(0.38)	(0.08)	(0.46)	0.93	11.39	13.54	3,441	1.35		1.71	3.40	53
10/1/12 to 9/30/13	10.21	0.09	0.46	0.55	(0.29)	(0.01)	(0.30)	0.25	10.46	5.41	1,765	1.35		3.71	0.86	22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10(4)	1,017	1.35(3)		38.61(3)	4.39	3(4)

Virtus Mutual Funds231
230Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Horizon International Wealth Masters Fund
Class A
10/1/15 to 9/30/16	$9.52	0.08	0.88	0.96	(0.12)	(0.15)	(0.27)	0.69	$10.21	10.29%	$232	1.56	%(11)(15)	3.28%	0.81%	34%
11/17/14(6) to 9/30/15	10.00	0.08	(0.56)	(0.48)	—	—	—	(0.48)	9.52	(4.80)(4)	126	1.55(3)		3.84(3)	0.91(3)	32(4)

Class C
10/1/15 to 9/30/16	$9.46	—(5)	0.87	0.87	(0.05)	(0.15)	(0.20)	0.67	$10.13	9.39%	$115	2.31	%(11)(15)	4.27%	0.00%	34%
11/17/14(6) to 9/30/15	10.00	0.01	(0.55)	(0.54)	—	—	—	(0.54)	9.46	(5.40)(4)	114	2.30(3)		4.59(3)	0.14(3)	32(4)

Class I
10/1/15 to 9/30/16	$9.54	0.10	0.89	0.99	(0.14)	(0.15)	(0.29)	0.70	$10.24	10.62%	$5,089	1.31	%(11)(15)	3.25%	1.01%	34%
11/17/14(6) to 9/30/15	10.00	0.11	(0.57)	(0.46)	—	—	—	(0.46)	9.54	(4.60)(4)	4,602	1.30(3)		3.56(3)	1.19(3)	32(4)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Asets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Horizon Wealth Masters Fund
Class A
10/1/15 to 9/30/16	$13.25	0.07	1.55	1.62	(0.03)	(0.24)	(0.27)	1.35	$14.60	12.44%	$33,204	1.46	%(11)(15)	1.54%	0.53%	30%
10/1/14 to 9/30/15	14.50	0.05	(0.98)	(0.93)	(0.05)	(0.27)	(0.32)	(1.25)	13.25	(6.74)	54,109	1.45		1.46	0.36	51
10/1/13 to 9/30/14	13.12	0.02	1.37	1.39	—	(0.01)	(0.01)	1.38	14.50	10.67	55,881	1.45		1.46	0.11	62
10/1/12 to 9/30/13	10.22	(0.01)	3.05	3.04	(0.09)	(0.05)	(0.14)	2.90	13.12	30.09	5,169	1.45		3.29	(0.10)	22
9/5/12(6) to 9/30/12	10.00	0.01	0.21	0.22	—	—	—	0.22	10.22	2.20(4)	106	1.45(3)		44.72(3)	0.78(3)	26(4)

Class C
10/1/15 to 9/30/16	$13.02	(0.03)	1.51	1.48	—	(0.24)	(0.24)	1.24	$14.26	11.56%	$24,816	2.21	%(11)(15)	2.29%	(0.22)%	30%
10/1/14 to 9/30/15	14.32	(0.06)	(0.97)	(1.03)	—	(0.27)	(0.27)	(1.30)	13.02	(7.41)	34,171	2.20		2.21	(0.39)	51
10/1/13 to 9/30/14	13.04	(0.09)	1.38	1.29	—	(0.01)	(0.01)	1.28	14.32	9.90	30,511	2.20		2.22	(0.65)	62
10/1/12 to 9/30/13	10.21	(0.08)	3.03	2.95	(0.07)	(0.05)	(0.12)	2.83	13.04	29.11	1,742	2.20		4.41	(0.66)	22
9/5/12(6) to 9/30/12	10.00	(—)(5)	0.21	0.21	—	—	—	0.21	10.21	2.10(4)	107	2.20(3)		45.67(3)	0.04(3)	26(4)

Class I
10/1/15 to 9/30/16	$13.30	0.08	1.58	1.66	(0.06)	(0.24)	(0.30)	1.36	$14.66	12.75%	$20,134	1.21	%(11)(15)	1.29%	0.61%	30%
10/1/14 to 9/30/15	14.56	0.09	(1.00)	(0.91)	(0.08)	(0.27)	(0.35)	(1.26)	13.30	(6.53)	32,495	1.20		1.21	0.62	51
10/1/13 to 9/30/14	13.14	0.05	1.39	1.44	(0.01)	(0.01)	(0.02)	1.42	14.56	10.96	48,918	1.20		1.20	0.33	62
10/1/12 to 9/30/13	10.22	0.06	3.01	3.07	(0.10)	(0.05)	(0.15)	2.92	13.14	30.37	44,813	1.20		4.64	0.52	22
9/5/12(6) to 9/30/12	10.00	0.01	0.21	0.22	—	—	—	0.22	10.22	2.20(4)	818	1.20(3)		44.40(3)	1.04(3)	26(4)

Virtus Mutual Funds233
232Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus KAR Emerging Markets Small-Cap Fund
Class A
10/1/15 to 9/30/16	$7.85	0.18	1.41	1.59	(0.15)	—	(0.15)	1.44	$9.29	20.66%	$382	1.86	%(11)(15)	3.77%	2.18%	34%
10/1/14 to 9/30/15	10.32	0.16	(2.28)	(2.12)	(0.12)	(0.23)	(0.35)	(2.47)	7.85	(21.20)	332	1.85		3.62	1.73	35
12/17/13(6) to 9/30/14	10.00	0.18	0.16	0.34	(0.02)	—	(0.02)	0.32	10.32	3.45(4)	217	1.85(3)		4.82(3)	2.25(3)	44(4)

Class C
10/1/15 to 9/30/16	$7.80	0.12	1.41	1.53	(0.02)	—	(0.02)	1.51	$9.31	19.62%	$117	2.61	%(11)(15)	4.51%	1.39%	34%
10/1/14 to 9/30/15	10.26	0.07	(2.24)	(2.17)	(0.06)	(0.23)	(0.29)	(2.46)	7.80	(21.68)	128	2.60		4.34	0.76	35
12/17/13(6) to 9/30/14	10.00	0.12	0.16	0.28	(0.02)	—	(0.02)	0.26	10.26	2.82(4)	159	2.60(3)		5.59(3)	1.54(3)	44(4)

Class I
10/1/15 to 9/30/16	$7.88	0.20	1.41	1.61	(0.18)	—	(0.18)	1.43	$9.31	20.82%	$4,420	1.61	%(11)(15)	3.53%	2.44%	34%
10/1/14 to 9/30/15	10.34	0.18	(2.28)	(2.10)	(0.13)	(0.23)	(0.36)	(2.46)	7.88	(20.96)	3,871	1.60		3.35	1.87	35
12/17/13(6) to 9/30/14	10.00	0.20	0.17	0.37	(0.03)	—	(0.03)	0.34	10.34	3.66(4)	3,480	1.60(3)		4.6%(3)	2.50(3)	44(4)

Virtus KAR International Small-Cap Fund
Class A
10/1/15 to 9/30/16	$10.85	0.21	2.38	2.59	(0.20)	(0.23)	(0.43)	2.16	$13.01	24.58%	$1,985	1.61	%(11)(15)	1.87%	1.80%	40%
10/1/14 to 9/30/15	13.70	0.17	(1.83)	(1.66)	(0.23)	(0.96)	(1.19)	(2.85)	10.85	(12.58)	1,916	1.60		1.74	1.41	64
10/1/13 to 9/30/14	13.20	0.47	0.41	0.88	(0.25)	(0.13)	(0.38)	0.50	13.70	6.65	2,477	1.60		1.73	3.31	44
10/1/12 to 9/30/13	10.09	0.30	2.91	3.21	(0.09)	(0.01)	(0.10)	3.11	13.20	31.97	403	1.60		2.51	2.52	26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90(4)	101	1.60(3)		16.64(3)	3.65(3)	0(4)

Class C
10/1/15 to 9/30/16	$10.72	0.12	2.37	2.49	(0.06)	(0.23)	(0.29)	2.20	$12.92	23.76%	$1,465	2.36	%(11)(15)	2.63%	1.02%	40%
10/1/14 to 9/30/15	13.63	0.08	(1.82)	(1.74)	(0.21)	(0.96)	(1.17)	(2.91)	10.72	(13.28)	1,464	2.35		2.49	0.65	64
10/1/13 to 9/30/14	13.16	0.24	0.54	0.78	(0.18)	(0.13)	(0.31)	0.47	13.63	5.89	1,194	2.35		2.49	1.73	44
10/1/12 to 9/30/13	10.09	0.19	2.93	3.12	(0.04)	(0.01)	(0.05)	3.07	13.16	30.92	374	2.35		3.34	1.62	26
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90(4)	107	2.35(3)		17.43(3)	2.86(3)	0(4)

Class I
10/1/15 to 9/30/16	$10.89	0.23	2.40	2.63	(0.25)	(0.23)	(0.48)	2.15	$13.04	24.94%	$40,424	1.36	%(11)(15)	1.62%	1.95%	40%
10/1/14 to 9/30/15	13.74	0.21	(1.85)	(1.64)	(0.25)	(0.95)	(1.21)	(2.85)	10.89	(12.43)	40,512	1.35		1.49	1.70	64
10/1/13 to 9/30/14	13.21	0.36	0.57	0.93	(0.27)	(0.13)	(0.40)	0.53	13.74	7.04	46,599	1.35		1.49	2.57	44
10/1/12 to 9/30/13	10.10	0.34	2.89	3.23	(0.11)	(0.01)	(0.12)	3.11	13.21	32.13	18,123	1.35		2.23	2.82	26
9/5/12(6) to 9/30/12	10.00	0.03	0.07	0.10	—	—	—	0.10	10.10	1.00(4)	2,834	1.35(3)		16.39(3)	3.89(3)	0(4)

Class R6
10/1/15 to 9/30/16	$10.89	0.25	2.39	2.64	(0.27)	(0.23)	(0.50)	2.14	$13.03	25.06%	$112	1.27	%(11)(15)	1.52%	2.19%	40%
11/12/14 to 9/30/15	13.43	0.22	(1.55)	(1.33)	(0.25)	(0.96)	(1.21)	(2.54)	10.89	(10.41)(4)	90	1.27(3)		1.41(3)	2.02(3)	64(4)

Virtus Mutual Funds235
234Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Multi-Asset Trend Fund
Class A
10/1/15 to 9/30/16	$9.94	(0.01)	0.39	0.38	(0.01)	—	(0.01)	—	0.37	$10.31	3.82%	$29,798	1.61	%(10)(15)	1.61%	(0.07)%	223%
10/1/14 to 9/30/15	11.85	(0.02)	(0.92)	(0.94)	(0.04)	(0.93)	(0.97)	—	(1.91)	9.94	(8.85)	55,214	1.62(10)		1.62	(0.15)	519
10/1/13 to 9/30/14	11.28	0.10	0.69	0.79	(0.07)	(0.15)	(0.22)	—	0.57	11.85	6.97	143,765	1.62(10)		1.62	0.83	337
10/1/12 to 9/30/13	10.67	0.06	0.62	0.68	(0.05)	(0.02)	(0.07)	—	0.61	11.28	6.39	114,697	1.64(10)		1.64	0.51	275
10/1/11 to 9/30/12	9.69	0.09	0.98	1.07	(0.09)	—	(0.09)	—	0.98	10.67	11.08	66,122	1.73		1.70	0.84	211

Class C
10/1/15 to 9/30/16	$9.80	(0.08)	0.38	0.30	—	—	—	—	0.30	$10.10	3.06%	$80,962	2.36	%(10)(15)	2.36%	(0.80)%	223%
10/1/14 to 9/30/15	11.73	(0.09)	(0.91)	(1.00)	—	(0.93)	(0.93)	—	(1.93)	9.80	(9.23)	139,223	2.36(10)		2.37	(0.89)	519
10/1/13 to 9/30/14	11.19	0.01	0.68	0.69	—	(0.15)	(0.15)	—	0.54	11.73	6.15	331,980	2.35(10)		2.37	0.09	337
10/1/12 to 9/30/13	10.60	(0.02)	0.63	0.61	—	(0.02)	(0.02)	—	0.59	11.19	5.71	230,459	2.37(10)		2.39	(0.23)	275
10/1/11 to 9/30/12	9.66	0.02	0.96	0.98	(0.04)	—	(0.04)	—	0.94	10.60	10.13	131,330	2.45		2.45	0.16	211

Class I
10/1/15 to 9/30/16	$9.99	0.02	0.38	0.40	(0.05)	—	(0.05)	—	0.35	$10.34	3.97%	$28,522	1.36	%(10)(15)	1.36%	0.16%	223%
10/1/14 to 9/30/15	11.88	0.01	(0.91)	(0.90)	(0.06)	(0.93)	(0.99)	—	(1.89)	9.99	(8.36)	73,528	1.36(10)		1.36	0.11	519
10/1/13 to 9/30/14	11.31	0.13	0.69	0.82	(0.10)	(0.15)	(0.25)	—	0.57	11.88	7.20	316,599	1.37(10)		1.37	1.06	337
10/1/12 to 9/30/13	10.69	0.08	0.63	0.71	(0.07)	(0.02)	(0.09)	—	0.62	11.31	6.70	248,984	1.39(10)		1.39	0.74	275
10/1/11 to 9/30/12	9.71	0.12	0.96	1.08	(0.10)	—	(0.10)	—	0.98	10.69	11.24	146,634	1.49		1.46	1.17	211

Virtus Mutual Funds237
236Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet Bond Fund
Class A
10/1/15 to 9/30/16	$11.02	0.36	(0.33)	0.69	(0.33)	—	—	(0.33)	—(5)	0.36	$11.38	6.38%(13)	$44,136	0.86	%(11)(15)	1.18%	3.28%	64%
10/1/14 to 9/30/15	11.43	0.40	(0.43)	(0.03)	(0.32)	—	(0.06)	(0.38)	—	(0.41)	11.02	(0.26)	48,064	0.85		1.12	3.55	64
10/1/13 to 9/30/14	11.21	0.47	0.22	0.69	(0.47)	—	—	(0.47)	—	0.22	11.43	6.18	53,603	0.85		1.10	4.08	38
10/1/12 to 9/30/13	11.61	0.43	(0.41)	0.02	(0.42)	—	—	(0.42)	—	(0.40)	11.21	0.17	57,286	0.85		1.07	3.75	107
10/1/11 to 9/30/12	10.96	0.35	0.67	1.02	(0.37)	—	—	(0.37)	—	0.65	11.61	9.34	67,804	0.85		1.02	3.12	210

Class C
10/1/15 to 9/30/16	$10.78	0.27	0.32	0.59	(0.25)	—	—	(0.25)	—(5)	0.34	$11.12	5.54%(13)	$9,409	1.61	%(11)(15)	1.93%	2.52%	64%
10/1/14 to 9/30/15	11.19	0.30	(0.41)	(0.11)	(0.24)	—	(0.06)	(0.30)	—	(0.41)	10.78	(1.00)	8,853	1.60		1.87	2.74	64
10/1/13 to 9/30/14	0.99	0.37	0.21	0.58	(0.38)	—	—	(0.38)	—	0.20	11.19	5.34	6,315	1.60		1.85	3.33	38
10/1/12 to 9/30/13	11.38	0.34	(0.39)	(0.05)	(0.34)	—	—	(0.34)	—	(0.39)	10.99	(0.51)	6,825	1.60		1.82	2.99	107
10/1/11 to 9/30/12	10.75	0.26	0.65	0.91	(0.28)	—	—	(0.28)	—	0.63	11.38	8.55	8,756	1.60		1.77	2.36	210

Class I
10/1/15 to 9/30/16	$11.19	0.40	0.33	0.73	(0.36)	—	—	(0.36)	—(5)	0.37	$11.56	6.63%(13)	$24,236	0.61	%(11)(15)	0.93%	3.51%	64%
10/1/14 to 9/30/15	11.59	0.43	(0.42)	0.01	(0.35)	—	(0.06)	(0.41)	—	(0.40)	11.19	0.08%	17,456	0.60		0.87	3.78	64
10/1/13 to 9/30/14	11.37	0.50	0.21	0.71	(0.49)	—	—	(0.49)	—	0.22	11.59	6.35	16,468	0.60		0.85	4.33	38
10/1/12 to 9/30/13	11.76	0.47	(0.41)	0.06	(0.45)	—	—	(0.45)	—	(0.39)	11.37	0.49	22,037	0.60		0.82	3.98	107
10/1/11 to 9/30/12	11.10	0.39	0.66	1.05	(0.39)	—	—	(0.39)	—	0.66	11.76	9.64	29,527	0.60		0.77	3.39	210

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet CA Tax-Exempt Bond Fund
Class A
10/1/15 to 9/30/16	$12.14	0.37	0.29	0.66	(0.36)	(0.27)	—	(0.63)	0.03	$12.17	5.56%	$19,464	0.86%(15)	1.22%	3.03%	21%
10/1/14 to 9/30/15	12.51	0.39	0.03	0.42	(0.40)	(0.39)	—	(0.79)	(0.37)	12.14	3.44	19,978	0.85	1.18	3.16	24
10/1/13 to 9/30/14	12.10	0.43	0.64	1.07	(0.42)	(0.24)	—	(0.66)	0.41	12.51	9.16	21,729	0.85	1.11	3.49	7
10/1/12 to 9/30/13	12.96	0.43	(0.68)	(0.25)	(0.43)	(0.18)	—	(0.61)	(0.86)	12.10	(2.12)	22,612	0.85	1.04	3.39	22
10/1/11 to 9/30/12	12.30	0.46	0.68	1.14	(0.48)	—	—	(0.48)	0.66	12.96	9.40	28,803	0.85	1.04	3.65	16

Class I
10/1/15 to 9/30/16	$12.12	0.40	0.29	0.69	(0.39)	(0.27)	—	(0.66)	0.03	$12.15	5.83%	$11,649	0.61%(15)	0.97%	3.28%	21%
10/1/14 to 9/30/15	12.49	0.42	0.03	0.45	(0.43)	(0.39)	—	(0.82)	(0.37)	12.12	3.71	11,059	0.60	0.93	3.41	24
10/1/13 to 9/30/14	12.09	0.45	0.64	1.09	(0.45)	(0.24)	—	(0.69)	0.40	12.49	9.36	11,453	0.60	0.83	3.74	7
10/1/12 to 9/30/13	12.95	0.46	(0.68)	(0.22)	(0.46)	(0.18)	—	(0.64)	(0.86)	12.09	(1.88)	26,026	0.60	0.79	3.65	22
10/1/11 to 9/30/12	12.29	0.49	0.68	1.17	(0.51)	—	—	(0.51)	0.66	12.95	9.68	28,639	0.60	0.79	3.90	16

Virtus Mutual Funds239
238Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet High Yield Fund
Class A
10/1/15 to 9/30/16	$3.98	0.21	0.20	0.41	(0.21)	—(5)	0.20	$4.18	10.59%(13)	$64,338	1.15	%(11)(15)	1.42%	5.15%	81%
10/1/14 to 9/30/15	4.35	0.22	(0.36)	(0.14)	(0.23)	—	(0.37)	3.98	(3.39)	60,951	1.15		1.32	5.26	94
10/1/13 to 9/30/14	4.27	0.24	0.08	0.32	(0.24)	—	0.08	4.35	7.53	71,042	1.15		1.31	5.55	82
10/1/12 to 9/30/13	4.28	0.26	(0.01)	0.25	(0.26)	—	(0.01)	4.27	5.98	80,155	1.15		1.31	6.05	100
10/1/11 to 9/30/12	3.85	0.28	0.44	0.72	(0.29)	—	0.43	4.28	19.19	98,701	1.15		1.31	6.82	92

Class C

10/1/15 to 9/30/16	$3.92	0.17	0.20	0.37	(0.18)	—(5)	0.19	$4.11	9.68%(13)	$4,231	1.90	%(11)(15)	2.17%	4.40%	81%
10/1/14 to 9/30/15	4.28	0.19	(0.35)	(0.16)	(0.20)	—	(0.36)	3.92	(3.93)	3,705	1.90		2.07	4.52	94
10/1/13 to 9/30/14	4.21	0.21	0.07	0.28	(0.21)	—	0.07	4.28	6.60	4,038	1.90		2.07	4.79	82
10/1/12 to 9/30/13	4.23	0.23	(0.02)	0.21	(0.23)	—	(0.02)	4.21	5.00	3,302	1.90		2.06	5.31	100
10/1/11 to 9/30/12	3.80	0.25	0.44	0.69	(0.26)	—	0.43	4.23	18.59	2,944	1.90		2.07	6.07	92

Class I
10/1/15 to 9/30/16	$3.98	0.21	0.21	0.42	(0.22)	—(5)	0.20	$4.18	10.86%(13)	$7,954	0.90	%(11)(15)	1.16%	5.38%	81%
10/1/14 to 9/30/15	4.35	0.23	(0.36)	(0.13)	(0.24)	—	(0.37)	3.98	(3.15)	4,625	0.90		1.07	5.53	94
10/1/13 to 9/30/14	4.27	0.26	0.07	0.33	(0.25)	—	0.08	4.35	7.80	6,120	0.90		1.07	5.80	82
10/1/12 to 9/30/13	4.28	0.27	(0.01)	0.26	(0.27)	—	(0.01)	4.27	6.25	5,812	0.90		1.05	6.37	100
8/8/12(6) to 9/30/12	4.23	0.04	0.06	0.10	(0.05)	—	0.05	4.28	2.37(4)	102	0.90(3)		1.08(3)	6.86(3)	92(4)

Virtus Mutual Funds241
240Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet Low Duration Income Fund
Class A
1/1/16 to 9/30/16(14)	$10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—	0.20	$10.90	3.25%(4)	$102,049	0.76	%(3)(15)	1.12%(3)	1.89%(3)	38%(4)
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	—	(0.03)	(0.22)	—(5)	(0.12)	10.70	0.89(13)	85,666	0.75		1.12	1.77	56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—	(0.01)	10.82	1.94	75,456	0.92(7)		1.11	2.02	58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	—	(0.13)	10.83	0.76	39,436	0.95		1.14	1.93	51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	—	(0.22)	—	0.42	10.96	6.14	28,266	0.96(15)		1.20	2.12	87(16)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	—	(0.28)	—	0.03	10.54	2.99	15,145	0.95		1.13	2.62	47

Class C
1/1/16 to 9/30/16(14)	$10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—	0.20	$10.90	2.67%(4)	$46,642	1.51	%(3)(15)	1.87%(3)	1.15%(3)	38%(4)
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	—	(0.03)	(0.13)	—(5)	(0.12)	10.70	0.13(13)	44,621	1.50		1.86	1.02	56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—	(0.02)	10.82	1.08	51,303	1.68(7)		1.87	1.28	58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	—	(0.13)	—	(0.13)	10.84	0.01	25,463	1.70		1.89	1.17	51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	—	(0.14)	—	0.43	10.97	5.44	20,156	1.71(15)		1.95	1.38	87(16)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	—	(0.20)	—	0.03	10.54	2.23	13,761	1.70		1.88	1.86	47

Class I
1/1/16 to 9/30/16(14)	$10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—	0.20	$10.90	3.44%(4)	$251,630	0.52	%(3)(15)	0.87%(3)	2.15%(3)	38%(4)
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	—	(0.03)	(0.24)	—(5)	(0.11)	10.70	1.24(13)	150,977	0.50		0.88	2.03	56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—	(0.02)	10.81	2.10	92,794	0.68(7)		0.91	2.27	58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	—	(0.13)	10.83	1.02	52,790	0.70		0.94	2.18	51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	—	(0.25)	—	(0.42)	10.96	6.40	29,513	0.73(15)		0.99	2.40	87(16)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	—	(0.31)	—	0.03	10.54	3.25	65,206	0.70		0.93	2.91	47

Virtus Mutual Funds243
242Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/15 to 9/30/16	$9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—	0.54	$10.30	10.15%		$98,969	1.14	%(11)(15)	1.15%	4.80%	60%
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.13)	(0.05)	(0.58)	—(5)	(0.94)	9.76	(3.41)(13)		104,833	1.10		1.10	4.81	66
10/1/13 to 9/30/14	10.77	0.54	0.11	0.65	(0.52)	(0.20)	—	(0.72)	—	(0.07)	10.70	6.18		119,423	1.11		1.11	5.00	54
10/1/12 to 9/30/13	11.15	0.57	(0.28)	0.29	(0.55)	(0.12)	—	(0.67)	—	(0.38)	10.77	2.59		184,524	1.10		1.10	5.13	77
10/1/11 to 9/30/12	10.24	0.62	0.93	1.55	(0.64)	—	—	(0.64)	—	0.91	11.15	15.51		196,554	1.13		1.13	5.73	76

Class C
10/1/15 to 9/30/16	$9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—	0.55	$10.40	9.34%		$75,350	1.88	%(11)(15)	1.90%	4.04%	60%
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.13)	(0.05)	(0.51)	—(5)	(0.94)	9.85	(4.11)(13)		84,099	1.85		1.85	4.06	66
10/1/13 to 9/30/14	10.86	0.47	0.10	0.57	(0.44)	(0.20)	—	(0.64)	—	(0.07)	10.79	5.33		96,072	1.86		1.86	4.25	54
10/1/12 to 9/30/13	11.23	0.49	(0.27)	0.22	(0.47)	(0.12)	—	(0.59)	—	(0.37)	10.86	1.90		104,591	1.85		1.85	4.39	77
10/1/11 to 9/30/12	10.31	0.54	0.94	1.48	(0.56)	—	—	(0.56)	—	0.92	11.23	14.65		108,595	1.88		1.88	4.98	76

Class I
10/1/15 to 9/30/16	$9.77	0.50	0.49	0.99	(0.45)	—	—	(0.45)	—	0.54	$10.31	10.42%		$123,435	0.88	%(11)(15)	0.90%	5.04%	60%
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.13)	(0.05)	(0.61)	—(5)	(0.94)	9.77	(3.17)(13)		138,956	0.85		0.85	5.06	66
10/1/13 to 9/30/14	10.77	0.57	0.12	0.69	(0.55)	(0.20)	—	(0.75)	—	(0.06)	10.71	6.54		144,298	0.86		0.86	5.24	54
10/1/12 to 9/30/13	11.15	0.60	(0.28)	0.32	(0.58)	(0.12)	—	(0.70)	—	(0.38)	10.77	2.85		86,387	0.85		0.85	5.38	77
10/1/11 to 9/30/12	10.24	0.64	0.93	1.57	(0.66)	—	—	(0.66)	—	0.91	11.15	15.80		74,847	0.88		0.88	5.93	76

Class R6
10/1/15 to 9/30/16	$9.77	0.50	0.50	1.00	(0.46)	—	—	(0.46)	—	0.54	$10.31	10.50%		$2,004	0.81	%(11)(15)	0.83%	5.12%	60%
11/12/14(6) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.13)	(0.05)	(0.55)	—(5)	(0.90)	9.77	(3.31	)(4)(13)	1,778	0.76		0.77	5.12	66

Virtus Mutual Funds245
244Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/15 to 9/30/16	$4.69	0.15	0.08	0.23	(0.14)	—	—	(0.14)	0.09	$4.78	4.90%	$1,307,484	1.00	%(11)(15)	1.01%	3.19%	53%
10/1/14 to 9/30/15	4.84	0.15	(0.16)	(0.01)	(0.11)	—	(0.03)	(0.14)	(0.15)	4.69	(0.23)	1,575,629	0.97		0.97	3.15	37
10/1/13 to 9/30/14	4.85	0.16	(0.01)	0.15	(0.16)	—(5)	—(5)	(0.16)	(0.01)	4.84	3.03	1,894,633	0.99		0.99	3.30	39
10/1/12 to 9/30/13	4.94	0.18	(0.09)	0.09	(0.18)	—	—(5)	(0.18)	(0.09)	4.85	1.84	3,574,450	0.99		0.99	3.65	49
10/1/11 to 9/30/12	4.67	0.21	0.27	0.48	(0.21)	—	—(5)	(0.21)	0.27	4.94	10.58	3,038,093	1.01		1.01	4.31	52

Class C
10/1/15 to 9/30/16	$4.75	0.14	0.07	0.21	(0.12)	—	—	(0.12)	0.09	$4.84	4.58%	$1,321,202	1.25	%(11)(15)	1.26%	2.94%	53%
10/1/14 to 9/30/15	4.89	0.14	(0.15)	(0.01)	(0.10)	—	(0.03)	(0.13)	(0.14)	4.75	(0.27)	1,460,120	1.22		1.22	2.90	37
10/1/13 to 9/30/14	4.90	0.15	(0.02)	0.13	(0.14)	—(5)	—(5)	(0.14)	(0.01)	4.89	2.73	1,720,245	1.24		1.24	3.03	39
10/1/12 to 9/30/13	4.99	0.17	(0.09)	0.08	(0.17)	—	—(5)	(0.17)	(0.09)	4.90	1.56	1,567,725	1.24		1.24	3.40	49
10/1/11 to 9/30/12	4.72	0.20	0.27	0.47	(0.20)	—	—(5)	(0.20)	0.27	4.99	10.19	1,067,276	1.27		1.27	4.04	52

Class C1
10/1/15 to 9/30/16	$4.73	0.12	0.08	0.20	(0.10)	—	—	(0.10)	0.10	$4.83	4.29%	$489,924	1.75	%(11)(15)	1.76%	2.44%	53%
10/1/14 to 9/30/15	4.88	0.12	(0.17)	(0.05)	(0.07)	—	(0.03)	(0.10)	(0.15)	4.73	(0.98)	583,694	1.72		1.72	2.40	37
10/1/13 to 9/30/14	4.89	0.12	(0.01)	0.11	(0.12)	—(5)	—(5)	(0.12)	(0.01)	4.88	2.23	719,840	1.74		1.74	2.53	39
10/1/12 to 9/30/13	4.98	0.14	(0.09)	0.05	(0.14)	—	—(5)	(0.14)	(0.09)	4.89	1.06	751,220	1.74		1.74	2.91	49
10/1/11 to 9/30/12	4.71	0.17	0.28	0.45	(0.18)	—	—(5)	(0.18)	0.27	4.98	9.67	704,225	1.76		1.76	3.56	52

Class I
10/1/15 to 9/30/16	$4.69	0.16	0.08	0.24	(0.15)	—	—	(0.15)	0.09	$4.78	5.16%	$4,033,610	0.75	%(11)(15)	0.76%	3.44%	53%
10/1/14 to 9/30/15	4.84	0.16	(0.16)	—	(0.12)	—	(0.03)	(0.15)	(0.15)	4.69	0.02	4,095,547	0.72		0.72	3.40	37
10/1/13 to 9/30/14	4.85	0.17	(0.01)	0.16	(0.17)	—(5)	—(5)	(0.17)	(0.01)	4.84	3.28%	4,766,491	0.74		0.74	3.51	39
10/1/12 to 9/30/13	4.94	0.19	(0.09)	0.10	(0.19)	—	—(5)	(0.19)	(0.09)	4.85	2.09	2,418,863	0.74		0.74	3.90	49
10/1/11 to 9/30/12	4.68	0.22	0.27	0.49	(0.23)	—	—(5)	(0.23)	0.26	4.94	10.62	1,606,957	0.77		0.77	4.55	52

Virtus Mutual Funds247
246Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Asets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet Senior Floating Rate Fund
Class A
10/1/15 to 9/30/16	$9.36	0.34	0.06	0.40	(0.34)	—	(0.34)	—	0.06	$9.42	4.42%	$227,588	1.23	%(10)(11)(15)	1.24%	3.67%	48%
10/1/14 to 9/30/15	9.72	0.38	(0.32)	0.06	(0.39)	(0.03)	(0.42)	—(5)	(0.36)	9.36	0.53(13)	268,596	1.20(10)		1.20	3.94	34
10/1/13 to 9/30/14	9.79	0.37	(0.07)	0.30	(0.37)	—	(0.37)	—	(0.07)	9.72	3.08	294,617	1.18(10)		1.18	3.79	77
10/1/12 to 9/30/13	9.79	0.42	0.04	0.46	(0.46)	(—)(5)	(0.46)	—	—	9.79	4.84	386,113	1.21(10)		1.21	4.29	68
10/1/11 to 9/30/12	9.28	0.49	0.49	0.98	(0.47)	—	(0.47)	—	0.51	9.79	10.75	256,397	1.23(10)		1.23	5.06	56

Class C
10/1/15 to 9/30/16	$9.37	0.27	0.06	0.33	(0.27)	—	(0.27)	—	0.06	$9.43	3.63%	$111,839	1.98	%(10)(11)(15)	1.99%	292%	48%
10/1/14 to 9/30/15	9.73	0.31	(0.33)	(0.02)	(0.31)	(0.03)	(0.34)	—(5)	(0.36)	9.37	(0.22)(13)	138,478	1.95(10)		1.95	3.19	34
10/1/13 to 9/30/14	9.81	0.30	(0.08)	0.22	(0.30)	—	(0.30)	—	(0.08)	9.73	2.20	177,485	1.93(10)		1.93	3.04	77
10/1/12 to 9/30/13	9.80	0.35	0.05	0.40	(0.39)	(—)(5)	(0.39)	—	0.01	9.81	4.15	182,667	1.96(10)		1.96	3.51	68
10/1/11 to 9/30/12	9.29	0.41	0.50	0.91	(0.40)	—	(0.40)	—	0.51	9.80	9.92	95,078	1.98(10)		1.98	4.31	56

Class I
10/1/15 to 9/30/16	$9.35	0.36	0.06	0.42	(0.36)	—	(0.36)	—	0.06	$9.41	4.69%	$210,752	0.97	%(10)(11)(15)	0.98%	3.91%	48%
10/1/14 to 9/30/15	9.71	0.40	(0.32)	0.08	(0.41)	(0.03)	(0.44)	—(5)	(0.36)	9.35	0.78(13)	284,735	0.95(12)		0.95	4.20	34
10/1/13 to 9/30/14	9.79	0.40	(0.09)	0.31	(0.39)	—	(0.39)	—	(0.08)	9.71	3.23	457,494	0.93(12)		0.93	4.06	77
10/1/12 to 9/30/13	9.78	0.43	0.07	0.50	(0.49)	(—)(5)	(0.49)	—	0.01	9.79	5.21%	381,791	0.96(12)		0.96	4.41	68
10/1/11 to 9/30/12	9.27	0.51	0.49	1.00	(0.49)	—	(0.49)	—	0.51	9.78	11.04	94,193	0.98(12)		0.98	5.31	56

Virtus Mutual Funds249
248Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Virtus Newfleet Tax-Exempt Bond Fund
1/1/16 to 9/30/16(14)	$11.43	0.22	0.12	0.34	(0.22)	—	(0.22)	—	0.12	$11.55	3.00%(4)	$69,711	0.87	%(3)(15)	1.03%(3)	2.53%(3)	9%(4)
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	(0.01)	(0.30)	—	(0.03)	11.43	2.39	74,418	0.85		1.00	2.60	10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—(5)	(0.32)	—	0.55	11.46	7.94	79,906	0.85		0.99	2.73	22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—	(0.30)	—	(0.71)	10.91	(3.48)	89,303	0.85		0.98	2.66	29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—	(0.30)	—	0.52	11.62	7.45	143,397	0.87(15)		1.00	2.61	35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—	(0.41)	—	0.72	11.10	10.98	107,873	0.81		0.98	3.62	59

Class C
1/1/16 to 9/30/16(14)	$11.43	0.15	0.13	0.28	(0.16)	—	(0.16)	—	0.12	$11.55	2.42%(4)	$26,833	1.61	%(3)(15)	1.78%(3)	1.78%(3)	9%(4)
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	(0.01)	(0.21)	—	(0.03)	11.43	1.62	30,316	1.60		1.75	1.85	10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—(5)	(0.23)	—	0.54	11.46	7.13	30,967	1.60		1.74	1.98	22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—	(0.21)	—	(0.71)	10.92	(4.29)	28,845	1.60		1.73	1.92	29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—	(0.22)	—	0.53	11.63	6.74	39,792	1.62(15)		1.75	1.86	35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—	(0.33)	—	0.72	11.10	10.15	28,641	1.54		1.70	2.91	59

Class I
1/1/16 to 9/30/16(14)	$11.43	0.24	0.12	0.36	(0.24)	—	(0.24)	—	0.12	$11.55	3.19%(4)	$104,679	0.62	%(3)(15)	0.78%(3)	2.78%(3)	9%(4)
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	(0.01)	(0.33)	—	(0.03)	11.43	2.64	90,912	0.60		0.77	2.85	10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—(5)	(0.35)	—	0.55	11.46	8.30	86,459	0.60		0.79	2.98	22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—	(0.33)	—	(0.71)	10.91	(3.33)	82,936	0.60		0.77	2.88	29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—	(0.33)	—	0.52	11.62	7.72	162,094	0.62(15)		0.79	2.84	35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—	(0.43)	—	0.72	11.10	11.36	94,228	0.57		0.77	3.78	59

Virtus Mutual Funds251
250Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Rampart Low Volatility Equity Fund
Class A
10/1/15 to 9/30/16	$11.45	0.05	0.28	0.33	(0.04)	(0.17)	(0.21)	—	0.12	$11.57	2.82%	$1,633	1.56	%(11)(15)	2.98%	0.46%	10%
10/1/14 to 9/30/15	11.71	0.08	(0.30)	(0.22)	(0.04)	—	(0.04)	—(5)	(0.26)	11.45	(1.88)(13)	2,055	1.55		2.70	0.64	1
10/1/13 to 9/30/14	10.24	0.06	1.50	1.56	(0.09)	—	(0.09)	—	1.47	11.71	15.23	485	1.55		6.15	0.56	3
6/11/13(6) to 9/30/13	10.00	0.06	0.18	0.24	—	—	—	—	0.24	10.24	2.40(4)	136	1.55(3)		7.66(3)	2.00(3)	0

Class C
10/1/15 to 9/30/16	$11.32	(0.04)	0.28	0.24	—	(0.17)	(0.17)	—	0.07	$11.39	2.05%	$491	2.31	%(11)(15)	3.64%	(0.39)%	10%
10/1/14 to 9/30/15	11.64	0.01	(0.31)	(0.30)	(0.02)	—	(0.02)	—(5)	(0.32)	11.32	(2.61)(13)	1,423	2.30		3.47	0.04	1
10/1/13 to 9/30/14	10.21	(0.02)	1.50	1.48	(0.05)	—	(0.05)	—	1.43	11.64	14.47	291	2.30		6.72	(0.19)	3
6/11/13(6) to 9/30/13	10.00	0.03	0.18	0.21	—	—	—	—	0.21	10.21	2.10(4)	130	2.30(3)		8.49(3)	0.99(3)	0

Class I
10/1/15 to 9/30/16	$11.50	0.09	0.27	0.36	(0.06)	(0.17)	(0.23)	—	0.13	$11.63	3.08%	$1,606	1.32	%(11)(15)	2.78%	0.80%	10%
10/1/14 to 9/30/15	11.73	0.09	(0.27)	(0.18)	(0.05)	—	(0.05)	—(5)	(0.23)	11.50	(1.57)(13)	1,581	1.30		2.62	0.79	1
10/1/13 to 9/30/14	10.25	0.07	1.51	1.58	(0.10)	—	(0.10)	—	1.48	11.73	15.45	1,539	1.30		5.32	0.67	3
6/11/13(6) to 9/30/13	10.00	0.07	0.18	0.25	—	—	—	—	0.25	10.25	2.50(4)	1,332	1.30(3)		7.51(3)	2.23(3)	0

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Sector Trend Fund
Class A
10/1/15 to 9/30/16	$11.00	0.11	0.26	0.37	(0.08)	—	(0.08)	0.29	$11.29	3.36%	$131,389	1.05%(15)	1.05%	1.00%	337%
10/1/14 to 9/30/15	15.21	0.05	(0.71)	(0.66)	(0.05)	(3.50)	(3.55)	(4.21)	11.00	(6.19)	156,759	0.98	0.98	0.39	576
10/1/13 to 9/30/14	13.87	0.15	2.25	2.40	(0.13)	(0.93)	(1.06)	1.34	15.21	17.81	316,571	0.98	0.98	1.02	129
10/1/12 to 9/30/13	12.15	0.17	2.11	2.28	(0.17)	(0.39)	(0.56)	1.72	13.87	19.63	257,492	1.00	1.00	1.29	123
10/1/11 to 9/30/12	10.67	0.14	1.68	1.82	(0.12)	(0.22)	(0.34)	1.48	12.15	17.51	199,268	1.02	1.02	1.22	190

Class C
10/1/15 to 9/30/16	$10.76	0.03	0.25	0.28	—	—	—	0.28	$11.04	2.60%	$167,265	1.80%(15)	1.80%	0.24%	337%
10/1/14 to 9/30/15	15.02	(0.04)	(0.69)	(0.73)	(0.02)	(3.51)	(3.53)	(4.26)	10.76	(6.86)	206,556	1.74	1.74	(0.34)	576
10/1/13 to 9/30/14	13.73	0.04	2.21	2.25	(0.03)	(0.93)	(0.96)	1.29	15.02	16.89	296,160	1.73	1.73	0.28	129
10/1/12 to 9/30/13	12.03	0.07	2.10	2.17	(0.08)	(0.39)	(0.47)	1.70	13.73	18.80	217,861	1.74	1.75	0.57	123
10/1/11 to 9/30/12	10.56	0.06	1.67	1.73	(0.04)	(0.22)	(0.26)	1.47	12.03	16.60	157,461	1.75	1.77	0.53	190

Class I
10/1/15 to 9/30/16	$11.02	0.13	0.27	0.40	(0.14)	—	(0.14)	0.26	$11.28	3.65%	$102,905	0.80%(15)	0.80%	1.21%	337%
10/1/14 to 9/30/15	15.21	0.08	(0.71)	(0.63)	(0.05)	(3.51)	(3.56)	(4.19)	11.02	(5.90)	169,977	0.73	0.73	0.65	576
10/1/13 to 9/30/14	13.87	0.19	2.25	2.44	(0.17)	(0.93)	(1.10)	1.34	15.21	18.08	313,147	0.73	0.73	1.29	129
10/1/12 to 9/30/13	12.15	0.20	2.11	2.31	(0.20)	(0.39)	(0.59)	1.72	13.87	19.92	173,096	0.75	0.75	1.56	123
10/1/11 to 9/30/12	10.67	0.17	1.68	1.85	(0.15)	(0.22)	(0.37)	1.48	12.15	17.71	122,198	0.77	0.77	1.53	190

Virtus Mutual Funds253
252Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Virtus Vontobel Emerging Markets Opportunities Fund
Class A
1/1/16 to 9/30/16(14)	$8.68	0.03	1.19	1.22	—	—	—	1.22	$9.90	14.06%(4)	$1,082,242	1.59	%(3)(15)	1.60%(3)	0.40%(3)	25%(4)
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)	(0.90)	8.68	(8.77)	745,947	1.56		1.56(11)	0.73	27
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)	0.32	9.58	5.23	770,941	1.55		1.55	0.71	28
1/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	—(5)	(0.08)	(0.74)	9.26	(6.58)	1,097,753	1.58		1.58	0.79	31
1/1/12 to 12/31/12	8.44	0.07	1.57	1.64	(0.05)	(0.03)	(0.08)	1.56	10.00	19.62	1,208,195	1.60		1.60	0.78	28
1/1/11 to 12/31/11	8.83	0.09	(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	(0.39)	8.44	(3.13)	474,368	1.61		1.61	1.09	29

Class C
1/1/16 to 9/30/16(14)	$8.49	(0.02)	1.16	1.14	—	—	—	1.14	$9.63	13.56%(4)	$222,221	2.34	%(3)(15)	2.35%(3)	(0.31)%(3)	25%(4)
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—	(0.88)	8.49	(9.50)	223,303	2.31		2.31(11)	(0.01)	27
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)	0.29	9.37	4.40	228,652	2.30		2.30	(0.13)	28
1/1/13 to 12/31/13	9.82	0.01	(0.72)	(0.71)	(0.03)	—(5)	(0.03)	(0.74)	9.08	(7.21)	217,034	2.33		2.33	0.07	31
1/1/12 to 12/31/12	8.31	—(5)	1.56	1.56	(0.02)	(0.03)	(0.05)	1.51	9.82	18.66	203,974	2.35		2.35	0.01	28
1/1/11 to 12/31/11	8.72	0.03	(0.37)	(0.34)	—(5)	(0.07)	0.07)	(0.41)	8.31	(3.77)	70,198	2.36		2.36	0.36	29

Class I
1/1/16 to 9/30/16(14)	$8.96	0.04	1.24	1.28	—	—	—	1.28	$10.24	14.29%(4)	$6,214,272	1.33	%(3)(15)	1.34(3)	0.64(3)	25%(4)
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)	(0.93)	8.96	(8.55)	8,726,303	1.31		1.32(11)	0.99	27
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)	0.34	9.89	5.54	7,572,633	1.30		1.35	0.85	28
1/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	—(5)	(0.11)	(0.76)	9.55	(6.32)	6,357,443	1.33		1.38	1.06	31
1/1/12 to 12/31/12	8.70	0.10	1.62	1.72	(0.08)	(0.03)	(0.11)	1.61	10.31	19.88	5,352,379	1.35		1.40	0.99	28
1/1/11 to 12/31/11	9.10	0.12	(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	(0.40)	8.70	(2.92)	2,082,147	1.36		1.41	1.34	29

Class R6
1/1/16 to 9/30/16(14)	$8.96	0.05	1.24	1.29	—	—	—	1.29	$10.25	14.40%(4)	$45,197	1.21	%(3)(15)	1.22%(3)	0.72%(3)	25%(4)
1/1/15 to 12/31/15	$9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)	(0.93)	$8.96	(8.44)%	$34,379	1.21		1.21%(11)	0.90%	27%
11/12/14(6) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)	(0.53)	9.89	(4.60)(4)	95	1.24(3)		1.24(3)	(0.41)(3)	28(4)(12)

Virtus Mutual Funds255
254Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Vontobel Foreign Opportunities Fund
Class A
10/1/15 to 9/30/16	$27.21	0.19	2.47	2.66	(0.25)	—	(0.25)	2.41	$29.62	9.77%	$367,684	1.45	%(11)(15)	—	0.68%	25%
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	—	(0.24)	(0.91)	27.21	(2.41)	406,429	1.41		—	0.89	32
10/1/13 to 9/30/14	27.01	0.24	1.03	1.27	(0.16)	—	(0.16)	1.11	28.12	4.72	477,036	1.43		—	0.85	31
10/1/12 to 9/30/13	25.42	0.23	1.63	1.86	(0.27)	—	(0.27)	1.59	27.01	7.37	676,149	1.46		—	0.85	29
10/1/11 to 9/30/12	20.83	0.27	4.73	5.00	(0.41)	—	(0.41)	4.59	25.42	24.34	398,166	1.45		—	1.16	47

Class C
10/1/15 to 9/30/16	$26.95	(0.02)	2.42	2.40	(0.12)	—	(0.12)	2.28	$29.23	8.94%	$112,180	2.20	%(11)(15)	—	(0.06)%	25%
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	—	(0.06)	(0.93)	26.95	(3.13)	117,568	2.17		—	0.15	32
10/1/13 to 9/30/14	26.82	0.04	1.02	1.06	—	—	—	1.06	27.88	3.95	117,906	2.18		—	0.15	31
10/1/12 to 9/30/13	25.27	0.03	1.62	1.65	(0.10)	—	(0.10)	1.55	26.82	6.56	101,655	2.21		—	0.10	29
10/1/11 to 9/30/12	20.57	0.10	4.70	4.80	(0.10)	—	(0.10)	4.70	25.27	23.43	54,634	2.20		—	0.42	47

Class I
10/1/15 to 9/30/16	$27.23	0.26	2.46	2.72	(0.32)	—	(0.32)	2.40	$29.63	10.05%	$958,835	1.20	%(11)(15)	—	0.90%	25%
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	—	(0.32)	(0.91)	27.23	(2.16)	1,231,349	1.17		—	1.14	32
10/1/13 to 9/30/14	27.03	0.32	1.02	1.34	(0.23)	—	(0.23)	1.11	28.14	4.97	1,263,398	1.18		—	1.13	31
10/1/12 to 9/30/13	25.43	0.28	1.66	1.94	(0.34)	—	(0.34)	1.60	27.03	7.66	1,048,274	1.21		—	1.04	29
10/1/11 to 9/30/12	20.89	0.34	4.72	5.06	(0.52)	—	(0.52)	4.54	25.43	24.64	672,948	1.20		—	1.46	47

Class R6
10/1/15 to 9/30/16	$27.24	0.33	2.42	2.75	(0.36)	—	(0.36)	2.39	$29.63	10.16%	$6,587	1.10	%(11)(15)	—	1.14%	25%
11/12/14(6) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	—	(0.33)	(1.42)	27.24	(3.84)(4)	4,502	1.07(3)		—	1.44(3)	32

Virtus Mutual Funds257
256Virtus Mutual Funds

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Vontobel Global Opportunities Fund
Class A
10/1/15 to 9/30/16	$12.32	0.05	1.35	1.40	(0.03)	—	(0.03)	1.37	$13.69	11.38%	$105,967	1.47%(11)		1.48%	0.37%	29%
10/1/14 to 9/30/15	12.12	0.05	0.21	0.26	(0.06)	—	(0.06)	0.20	12.32	2.15	87,769	1.45		1.45	0.42	40
10/1/13 to 9/30/14	11.07	0.08	1.04	1.12	(0.07)	—	(0.07)	1.05	12.12	10.18	77,738	1.48		1.46	0.70	41
10/1/12 to 9/30/13	9.91	0.07	1.12	1.19	(0.03)	—	(0.03)	1.16	11.07	12.05	78,434	1.55		1.50	0.69	61
10/1/11 to 9/30/12	7.91	0.05	1.99	2.04	(0.04)	—	(0.04)	2.00	9.91	25.80	71,592	1.55		1.55	0.53	73

Class C
10/1/15 to 9/30/16	$10.79	(0.04)	1.18	1.14	—	—	—	1.14	$11.93	10.57%	$23,070	2.23%(11)		2.24%	(0.34)%	29%
10/1/14 to 9/30/15	10.66	(0.01)	0.16	0.15	(0.02)	—	(0.02)	0.13	10.79	1.42	14,431	2.21		2.21	(0.13)	40
10/1/13 to 9/30/14	9.76	—(5)	0.91	0.91	(0.01)	—	(0.01)	0.90	10.66	9.32	3,455	2.23		2.21	(0.04)	41
10/1/12 to 9/30/13	8.77	—	0.99	0.99	—	—	—	0.99	9.76	11.29	2,963	2.30		2.24	(0.03)	61
10/1/11 to 9/30/12	7.02	(0.02)	1.77	1.75	—	—	—	1.75	8.77	24.93	1,700	2.30		2.30	(0.25)	73

Class I
10/1/15 to 9/30/16	$12.32	0.08	1.35	1.43	(0.06)	—	(0.06)	1.37	$13.69	11.65%	$48,155	1.23%(11)		1.23%	0.64%	29%
10/1/14 to 9/30/15	12.11	0.08	0.21	0.29	(0.08)	—	(0.08)	0.21	12.32	2.37	38,104	1.20		1.20	0.67	40
10/1/13 to 9/30/14	11.07	0.11	1.05	1.16	(0.12)	—	(0.12)	1.04	12.11	10.49	33,917	1.23		1.21	0.97	41
10/1/12 to 9/30/13	9.91	0.10	1.12	1.22	(0.06)	—	(0.06)	1.16	11.07	12.36	29,540	1.30		1.30	0.94	61
8/8/12(6) to 9/30/12	9.38	—(5)	0.53	0.53	—	—	—	0.53	9.91	5.54(4)	23,617	1.30(3)		1.30(3)	0.02(3)	73(4)

Virtus Vontobel Greater European Opportunities Fund
Class A
10/1/15 to 9/30/16	$15.20	0.17	0.59	0.76	(0.10)	—	(0.10)	0.66	$15.86	4.99%	$11,364	1.46	%(11)(15)	1.82%	1.06%	49%
10/1/14 to 9/30/15	15.32	0.16	0.01	0.17	(0.10)	(0.19)	(0.29)	(0.12)	15.20	1.19	13,306	1.45		1.89	1.02	35
10/1/13 to 9/30/14	15.87	0.09	(0.22)	(0.13)	(0.06)	(0.36)	(0.42)	(0.55)	15.32	(0.88)	12,703	1.45		1.91	0.54	65
10/1/12 to 9/30/13	14.20	0.13	2.09	2.22	(0.12)	(0.43)	(0.55)	1.67	15.87	15.92	13,433	1.45		2.22	0.86	75
10/1/11 to 9/30/12	11.80	0.16	2.87	3.03	(0.15)	(0.48)	(0.63)	2.40	14.20	26.75	6,513	1.45		2.82	1.26	49

Class C
10/1/15 to 9/30/16	$14.95	0.04	0.59	0.63	—	—	—	0.63	$15.58	4.21%	$2,292	2.23	%(11)(15)	2.58%	0.26%	49%
10/1/14 to 9/30/15	15.08	0.05	0.01	0.06	—(5)	(0.19)	(0.19)	(0.13)	14.95	0.43	1,564	2.20		2.64	0.34	35
10/1/13 to 9/30/14	15.71	(0.02)	(0.23)	(0.25)	(0.02)	(0.36)	(0.38)	(0.63)	15.08	(1.62)	1,130	2.20		2.67	(0.12)	65
10/1/12 to 9/30/13	14.10	0.03	2.07	2.10	(0.06)	(0.43)	(0.49)	1.61	15.71	15.11	607	2.20		2.92	0.21	75
10/1/11 to 9/30/12	11.69	0.07	2.85	2.92	(0.03)	(0.48)	(0.51)	2.41	14.10	25.73	187	2.20		3.57	0.52	49

Class I
10/1/15 to 9/30/16	$15.26	0.25	0.54	0.79	(0.14)	—	(0.14)	0.65	$15.91	5.22%	$8,893	1.22	%(11)(15)	1.56%	1.57%	49%
10/1/14 to 9/30/15	15.38	0.24	(0.02)	0.22	(0.15)	(0.19)	(0.34)	(0.12)	15.26	1.47	5,751	1.20		1.63	1.55	35
10/1/13 to 9/30/14	15.92	0.14	(0.24)	(0.10)	(0.08)	(0.36)	(0.44)	(0.54)	15.38	(0.64)	2,751	1.20		1.68	0.89	65
10/1/12 to 9/30/13	14.23	0.06	2.20	2.26	(0.14)	(0.43)	(0.57)	1.69	15.92	16.19	1,918	1.20		1.96	0.39	75
10/1/11 to 9/30/12	11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)	2.40	14.23	26.99	155	1.20		2.57	1.32	49

(1)
Computed using average shares outstanding.

(2)
Sales charges, where applicable, are not reflected in the total return calculation.

Virtus Mutual Funds259
258Virtus Mutual Funds

Financial Highlights (continued)

(3)
Annualized.

(4)
Not annualized.

(5)
Amount is less than $0.005.

(6)
Inception date.

(7)
Due to a change in expense cap, the ratio shown is a blended expense ratio.

(8)
The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(9)
See Note 3C in the Notes to Financial Statements in the Annual Report for information on recapture of expenses previously waived.

(10)
The Fund is currently under its expense limitation.

(11)
Earnings credits from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

(12)
Reported on Fund level not class level.

(13)
Payment from affiliate had no impact on total return.

(14)
The Fund changed its fiscal-year-end to September 30 during the period.

(15)
Net expense ratio includes extraordinary proxy expenses.

(16)
Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.

Virtus Mutual Funds261
260Virtus Mutual Funds

This Appendix A is part of, and is incorporated into, the prospectus.

Appendix A
Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled "Sales Charges – What arrangement is best for you?" for more information on sales charges and waivers available for different classes.
Merrill Lynch
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•
Shares purchased by or through a 529 Plan.

•
Shares purchased through a Merrill Lynch affiliated investment advisory program.

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform.

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.

•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•
Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A Shares and Class C Shares available at Merrill Lynch
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.

•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•
Shares acquired through a right of reinstatement.

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus.

Virtus Mutual Funds262

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

263Virtus Mutual Funds

Appendix B
Virtus Alternatives Diversifier Fund—Underlying Funds

Underlying Affiliated Mutual Funds and Exchange-Traded Funds (“ETFs”)
Following is a list of underlying affiliated mutual funds and ETFs (collectively, “underlying funds”) in which the fund is currently invested or anticipated to be invested and their associated target weightings, as of the date of this prospectus. Not all of these underlying funds will be purchased by the fund. The underlying funds and their target weightings have been selected for use over long time periods, but may be changed in the future without shareholder approval or notice. Target weightings will deviate over the short term due to market movements and capital flows. The adviser periodically rebalances the fund’s investments in the underlying funds to bring them back within their target weightings. Some portion of the fund’s portfolio will be held in cash due to purchase and redemption activity and short-term cash needs. The fund’s cash position is not reflected in the asset allocations or target weightings. Additional information about each underlying affiliated mutual fund, including a copy of an underlying affiliated mutual fund’s prospectus, SAI, and Annual and Semiannual reports is available on the Internet at virtus.com, or you can request copies by calling Virtus Mutual Fund Services toll-free at 800-243-1574.
Fund Name/Asset Class
ALTERNATIVES
Virtus Duff & Phelps Global Infrastructure Fund	15%
Virtus Duff & Phelps Global Real Estate Securities	9%
Virtus Duff & Phelps International Real Estate Securities Fund	10%
Virtus Duff & Phelps Real Estate Securities Fund	6%
Virtus Newfleet Senior Floating Rate Fund	9%
EXCHANGE-TRADED FUNDS
Global X Uranium ETF	1%
iShares North America Natural Resources ETF	19%
Market Vectors Agribusiness	4%
Market Vectors Coal	3%
PowerShares DB Commodity Index Tracking Fund	14%
PowerShares DB G10 Currency Harvest Fund	10%
Virtus Mutual Funds264

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
ADDITIONAL INFORMATION
You can find more information about the funds in the following documents:
Appendix A – Intermediary Sales Charge Discounts and Waivers
Appendix A – Intermediary Sales Charge Discounts and Waivers contains more information about specific sales charge discounts and waivers available for shareholders who purchase fund shares through a specific intermediary. Appendix A is incorporated hereby by reference and is legally part of this prospectus.
Annual and Semiannual Reports Annual and semiannual reports contain more information about the funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.
Statement of Additional Information (SAI) The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, virtus.com, or you can request copies by calling Virtus Fund Services toll-free at 800-243-1574. You may also call this number to request other information about the funds or to make shareholder inquiries.
Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s ("SEC") Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. Reports and other information about the funds are available in the EDGAR database on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Fund Services: 800-243-1574
Daily NAV Information
The daily NAV for each fund may be obtained from the Our Products section of our Web site, virtus.com.
Investment Company Act File No. 811-07455	5-17
8020